UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2023

Date of reporting period:	3/31/2023

Item 1 – Reports to Stockholders

PGIM BALANCED FUND

SEMIANNUAL REPORT

MARCH 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser and Prudential Financial company. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Balanced Fund informative and useful. The report covers performance for the six-month period ended March 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Balanced Fund

May 15, 2023

PGIM Balanced Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 3/31/23 (without sales charges)	Average Annual Total Returns as of 3/31/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	11.15	-10.69	3.93	6.08	—

Class C	10.71	-9.35	3.82	5.66	—

Class R	10.98	-8.07	4.13	6.07	—

Class Z	11.24	-7.48	4.85	6.72	—

Class R6	11.38	-7.36	4.98	N/A	4.69 (11/28/2017)

Customized Blend Index

	11.90	-6.05	6.09	6.94	—

Bloomberg US Aggregate Bond Index

	4.89	-4.78	0.91	1.36	—

S&P 500 Index

	15.62	-7.73	11.19	12.24	—

Average Annual Total Returns as of 3/31/23 Since Inception (%)
Class R6 (11/28/2017)

Customized Blend Index	5.68

Bloomberg US Aggregate Bond Index	0.66

S&P 500 Index	10.52

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Customized Blend Index*—The Customized Blend Index is unmanaged and intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. S&P 500 Index (44%) provides a broad indicator of domestic stock price movements in large cap stocks; Bloomberg US Aggregate Bond Index (40%) includes investment grade securities issued by the US government, its agencies, and by corporations with between 1 and 10 years remaining to maturity; Russell 2000 Index (4%) contains the 2,000 smallest US companies included in the Russell 3000 Index, which gives a broad look at how stock prices of smaller companies have performed; and MSCI ACWI ex US Index (12%) is a stock market index comprising of non-US stocks from 23 developed markets and 26 emerging markets. Note: Prior to February 3, 2020, the Customized Blend Index consisted of the S&P 500 Index (50%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the MSCI Europe, Australasia and Far East (EAFE) Net Dividend (ND) Index (5%).

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

PGIM Balanced Fund    5

Your Fund’s Performance (continued)

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 3/31/23

Ten Largest Holdings	Line of Business	% of Net Assets

Apple, Inc.	Technology Hardware, Storage & Peripherals	3.0%
Microsoft Corp.	Software	2.7%
U.S. Treasury Bonds, 2.250%, 05/15/41	U.S. Treasury Obligations	2.0%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	1.2%
Amazon.com, Inc.	Broadline Retail	0.9%
Tesla, Inc.	Automobiles	0.9%
Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	0.8%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	0.8%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	0.7%
UnitedHealth Group, Inc.	Health Care Providers & Services	0.7%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Balanced Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Balanced Fund		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,111.50	1.01%	$5.34

	Hypothetical	$1,000.00	$1,019.88	1.01%	$5.11

Class C	Actual	$1,000.00	$1,107.10	1.83%	$9.63

	Hypothetical	$1,000.00	$1,015.79	1.83%	$9.22

Class R	Actual	$1,000.00	$1,109.80	1.48%	$7.81

	Hypothetical	$1,000.00	$1,017.53	1.48%	$7.46

Class Z	Actual	$1,000.00	$1,112.40	0.81%	$4.29

	Hypothetical	$1,000.00	$1,020.87	0.81%	$4.10

Class R6	Actual	$1,000.00	$1,113.80	0.66%	$3.50

	Hypothetical	$1,000.00	$1,021.62	0.66%	$3.35

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2023, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of March 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 98.0%

COMMON STOCKS 58.2%

Aerospace & Defense 1.1%
AerSale Corp.*	950	$16,359
BAE Systems PLC (United Kingdom)	13,340	161,362
Dassault Aviation SA (France)	210	41,544
General Dynamics Corp.	8,975	2,048,185
Howmet Aerospace, Inc.	22,500	953,325
Kongsberg Gruppen ASA (Norway)	1,239	50,084
L3Harris Technologies, Inc.	1,900	372,856
Lockheed Martin Corp.	1,277	603,676
Moog, Inc. (Class A Stock)	1,600	161,200
Northrop Grumman Corp.	4,400	2,031,568
Parsons Corp.*	4,350	194,619
Raytheon Technologies Corp.	38,900	3,809,477
V2X, Inc.*	1,330	52,828

		10,497,083

Air Freight & Logistics 0.3%
FedEx Corp.	11,650	2,661,908
Hub Group, Inc. (Class A Stock)*	450	37,773
Radiant Logistics, Inc.*	8,989	58,968

		2,758,649

Automobile Components 0.5%
Adient PLC*	4,450	182,272
BorgWarner, Inc.	60,325	2,962,561
Dana, Inc.	3,500	52,675
Goodyear Tire & Rubber Co. (The)*	14,200	156,484
Hyundai Mobis Co. Ltd. (South Korea)	3,930	652,733
Modine Manufacturing Co.*	4,650	107,182
Visteon Corp.*	1,850	290,135

		4,404,042

Automobiles 1.6%
Bayerische Motoren Werke AG (Germany)	7,212	790,425
BYD Co. Ltd. (China) (Class H Stock)	27,500	808,944
General Motors Co.	72,100	2,644,628
Hyundai Motor Co. (South Korea)	630	89,632
Kia Corp. (South Korea)	12,551	783,284
Mahindra & Mahindra Ltd. (India)	28,930	408,822
Mercedes-Benz Group AG (Germany)	2,646	203,485
Mitsubishi Motors Corp. (Japan)*	15,000	59,112

See Notes to Financial Statements.

PGIM Balanced Fund      9

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Automobiles (cont’d.)
Nissan Motor Co. Ltd. (Japan)	12,600	$47,686
Stellantis NV	31,162	566,721
Suzuki Motor Corp. (Japan)	8,000	291,339
Tesla, Inc.*	38,350	7,956,091
Toyota Motor Corp. (Japan)	8,270	117,727

		14,767,896

Banks 2.9%
ABN AMRO Bank NV (Netherlands), 144A, CVA	31,946	506,582
Agricultural Bank of China Ltd. (China) (Class H Stock)	130,000	48,142
Amalgamated Financial Corp.	3,350	59,262
Ameris Bancorp	2,300	84,134
ANZ Group Holdings Ltd. (Australia)	25,907	399,230
Associated Banc-Corp.	7,100	127,658
Banc of California, Inc.	2,050	25,687
Banco del Bajio SA (Mexico), 144A	12,000	43,652
Banco do Brasil SA (Brazil)	93,600	722,806
Bancorp, Inc. (The)*	3,850	107,222
Bank Mandiri Persero Tbk PT (Indonesia)	181,000	124,645
Bank of America Corp.	41,625	1,190,475
Bank of China Ltd. (China) (Class H Stock)	409,000	156,797
Bank of Communications Co. Ltd. (China) (Class H Stock)	314,000	197,476
Bank of Georgia Group PLC (Georgia)	10,814	367,277
Bank of Jiangsu Co. Ltd. (China) (Class A Stock)	152,200	155,651
Bank of Nanjing Co. Ltd. (China) (Class A Stock)	109,200	142,386
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	2,498	67,446
Barclays PLC (United Kingdom)	276,618	497,886
Byline Bancorp, Inc.	1,400	30,268
Cadence Bank	1,800	37,368
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	120,000	60,367
China Construction Bank Corp. (China) (Class H Stock)	435,000	281,530
China Merchants Bank Co. Ltd. (China) (Class H Stock)	111,000	563,660
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	220,700	117,892
Citigroup, Inc.	70,400	3,301,056
Civista Bancshares, Inc.	2,550	43,044
CNB Financial Corp.	4,626	88,819
Coastal Financial Corp.*	800	28,808
Customers Bancorp, Inc.*	5,260	97,415
DBS Group Holdings Ltd. (Singapore)	8,200	203,866
DNB Bank ASA (Norway)	19,425	347,625
Emirates NBD Bank PJSC (United Arab Emirates)	11,920	42,656
Eurobank Ergasias Services and Holdings SA (Greece)*	112,988	149,707
Financial Institutions, Inc.	6,102	117,647

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)
First BanCorp. (Puerto Rico)	9,400	$107,348
First Foundation, Inc.	11,650	86,792
First Internet Bancorp	4,138	68,898
First Interstate BancSystem, Inc. (Class A Stock)	400	11,944
Haci Omer Sabanci Holding A/S (Turkey)	20,088	41,546
Hana Financial Group, Inc. (South Korea)	21,901	685,917
Hancock Whitney Corp.	250	9,100
Hanmi Financial Corp.	1,200	22,284
Heartland Financial USA, Inc.	2,830	108,559
Hope Bancorp, Inc.	10,320	101,342
Horizon Bancorp, Inc.	3,950	43,687
HSBC Holdings PLC (United Kingdom)	19,908	135,305
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	255,000	135,517
Industrial Bank Co. Ltd. (China) (Class A Stock)	68,600	168,830
Industrial Bank of Korea (South Korea)	35,000	272,199
ING Groep NV (Netherlands)	38,076	452,166
JB Financial Group Co. Ltd. (South Korea)	7,800	52,422
JPMorgan Chase & Co.	18,974	2,472,502
Lloyds Banking Group PLC (United Kingdom)	1,134,989	667,315
Metropolitan Bank Holding Corp.*	1,350	45,752
MidWestOne Financial Group, Inc.	4,133	100,928
MVB Financial Corp.	900	18,576
National Bank of Canada (Canada)	1,500	107,292
Nordea Bank Abp (Finland)	62,116	663,293
OFG Bancorp (Puerto Rico)	6,087	151,810
Old National Bancorp	6,150	88,683
Old Second Bancorp, Inc.	718	10,095
Origin Bancorp, Inc.	800	25,720
Orrstown Financial Services, Inc.	887	17,616
Oversea-Chinese Banking Corp. Ltd. (Singapore)	57,000	531,342
PacWest Bancorp	4,500	43,785
Pathward Financial, Inc.	2,500	103,725
Ping An Bank Co. Ltd. (China) (Class A Stock)	95,500	173,994
Primis Financial Corp.	3,930	37,846
QCR Holdings, Inc.	1,323	58,093
RBB Bancorp	2,400	37,200
Renasant Corp.	1,850	56,573
Royal Bank of Canada (Canada)	900	86,071
Sberbank of Russia PJSC (Russia)*^	202,510	—
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	171,100	179,038
Shanghai Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	122,200	102,467
Shinhan Financial Group Co. Ltd. (South Korea)	4,584	124,526

See Notes to Financial Statements.

PGIM Balanced Fund      11

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)
Simmons First National Corp. (Class A Stock)	5,100	$89,199
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	41,567	458,828
Suruga Bank Ltd. (Japan)	54,600	191,367
Swedbank AB (Sweden) (Class A Stock)	32,756	538,660
Truist Financial Corp.	43,900	1,496,990
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	698,776	473,075
United Overseas Bank Ltd. (Singapore)	5,500	123,360
Univest Financial Corp.	2,650	62,911
Valley National Bancorp	15,960	147,470
Veritex Holdings, Inc.	5,300	96,778
Washington Federal, Inc.	3,900	117,468
Wells Fargo & Co.	104,920	3,921,910
Woori Financial Group, Inc. (South Korea)	22,553	198,392

		26,860,648

Beverages 1.2%
Coca-Cola Co. (The)	82,325	5,106,620
Coca-Cola Consolidated, Inc.	390	208,681
Heineken Holding NV (Netherlands)	1,111	101,932
Heineken NV (Netherlands)	1,296	139,256
National Beverage Corp.*	460	24,251
PepsiCo, Inc.	27,150	4,949,445
Primo Water Corp.	9,350	143,523

		10,673,708

Biotechnology 0.9%
AbbVie, Inc.	17,730	2,825,630
ACADIA Pharmaceuticals, Inc.*	5,700	107,274
Alkermes PLC*	700	19,733
Allogene Therapeutics, Inc.*	8,300	41,002
Amgen, Inc.	900	217,575
Amicus Therapeutics, Inc.*	21,250	235,662
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (China) (Class A Stock)	9,729	164,419
Biogen, Inc.*	3,475	966,154
Catalyst Pharmaceuticals, Inc.*	14,470	239,913
Daan Gene Co. Ltd. (China) (Class A Stock)	18,400	43,129
Dynavax Technologies Corp.*	8,650	84,856
Eagle Pharmaceuticals, Inc.*	1,380	39,151
Enanta Pharmaceuticals, Inc.*	1,050	42,462
Fate Therapeutics, Inc.*	5,300	30,210
FibroGen, Inc.*	5,600	104,496
Gilead Sciences, Inc.	26,489	2,197,792

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)
ImmunoGen, Inc.*	28,450	$109,248
Immunovant, Inc.*	4,150	64,367
Intercept Pharmaceuticals, Inc.*	7,850	105,425
iTeos Therapeutics, Inc.*	1,950	26,540
Kiniksa Pharmaceuticals Ltd. (Class A Stock)*	3,000	32,280
Kodiak Sciences, Inc.*	9,450	58,590
MiMedx Group, Inc.*	13,800	47,058
Organogenesis Holdings, Inc.*	25,650	54,635
REGENXBIO, Inc.*	600	11,346
Sangamo Therapeutics, Inc.*	6,850	12,056
Syndax Pharmaceuticals, Inc.*	1,450	30,624
Vanda Pharmaceuticals, Inc.*	23,477	159,409
Vaxcyte, Inc.*	1,150	43,102
Veracyte, Inc.*	9,750	217,425
Vir Biotechnology, Inc.*	6,350	147,764

		8,479,327

Broadline Retail 1.2%
Alibaba Group Holding Ltd. (China)*	14,900	188,716
Amazon.com, Inc.*	83,190	8,592,695
Dollarama, Inc. (Canada)	10,600	633,490
Macy’s, Inc.	42,800	748,572
PDD Holdings, Inc. (China), ADR*	10,700	812,130
Vipshop Holdings Ltd. (China), ADR*	3,100	47,058

		11,022,661

Building Products 0.1%
AAON, Inc.	2,850	275,567
American Woodmark Corp.*	500	26,035
Cie de Saint-Gobain (France)	2,223	126,363
Masonite International Corp.*	1,600	145,232
Nibe Industrier AB (Sweden) (Class B Stock)	11,388	129,813
Resideo Technologies, Inc.*	4,800	87,744
UFP Industries, Inc.	2,327	184,927

		975,681

Capital Markets 1.4%
3i Group PLC (United Kingdom)	28,254	588,912
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	3,578	57,705
Avantax, Inc.*	3,650	96,068
Bank of New York Mellon Corp. (The)	50,150	2,278,816
BGC Partners, Inc. (Class A Stock)	50,200	262,546

See Notes to Financial Statements.

PGIM Balanced Fund      13

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets (cont’d.)
CI Financial Corp. (Canada)	10,600	$100,235
Deutsche Bank AG (Germany)	56,678	576,370
Goldman Sachs Group, Inc. (The)	4,985	1,630,643
Macquarie Group Ltd. (Australia)	1,807	213,948
MarketAxess Holdings, Inc.	6,500	2,543,385
Morgan Stanley	18,225	1,600,155
Piper Sandler Cos.	1,600	221,776
State Street Corp.	5,900	446,571
StoneX Group, Inc.*	250	25,883
UBS Group AG (Switzerland)	34,357	727,022
Victory Capital Holdings, Inc. (Class A Stock)	1,650	48,296
Virtu Financial, Inc. (Class A Stock)	94,425	1,784,632
Virtus Investment Partners, Inc.	430	81,868

		13,284,831

Chemicals 0.7%
AdvanSix, Inc.	4,050	154,994
Albemarle Corp.	5,425	1,199,142
Ecovyst, Inc.*	13,100	144,755
Elkem ASA (Norway), 144A	76,736	260,767
Koppers Holdings, Inc.	1,300	45,461
Livent Corp.*	5,950	129,234
Lotte Chemical Titan Holding Bhd (Malaysia), 144A	295,000	90,244
LyondellBasell Industries NV (Class A Stock)	25,700	2,412,973
PPG Industries, Inc.	4,100	547,678
SABIC Agri-Nutrients Co. (Saudi Arabia)	16,329	556,675
Shin-Etsu Chemical Co. Ltd. (Japan)	8,500	275,919
Solvay SA (Belgium)	2,240	256,180
Valhi, Inc.	2,050	35,691
Yara International ASA (Brazil)	12,500	543,257

		6,652,970

Commercial Services & Supplies 0.0%
BrightView Holdings, Inc.*	6,750	37,935
Brink’s Co. (The)	200	13,360
CoreCivic, Inc.*	3,500	32,200
Deluxe Corp.	1,650	26,400
Harsco Corp.*	8,300	56,689
Interface, Inc.	4,750	38,570
SP Plus Corp.*	1,850	63,437

		268,591

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Communications Equipment 0.7%
Accton Technology Corp. (Taiwan)	4,000	$42,041
Arista Networks, Inc.*	3,875	650,458
Cisco Systems, Inc.	100,187	5,237,275
Extreme Networks, Inc.*	3,300	63,096
NetScout Systems, Inc.*	4,159	119,155

		6,112,025

Construction & Engineering 0.2%
Comfort Systems USA, Inc.	750	109,470
EMCOR Group, Inc.	2,100	341,439
Fluor Corp.*	900	27,819
Granite Construction, Inc.	400	16,432
JGC Holdings Corp. (Japan)	21,200	263,475
Primoris Services Corp.	3,100	76,446
Samsung Engineering Co. Ltd. (South Korea)*	2,160	52,789
Skanska AB (Sweden) (Class B Stock)	2,340	35,841
Sterling Infrastructure, Inc.*	4,950	187,506
Vinci SA (France)	2,411	276,403

		1,387,620

Construction Materials 0.2%
Eagle Materials, Inc.	9,375	1,375,781
Holcim AG*	8,415	542,695
Summit Materials, Inc. (Class A Stock)*	8,790	250,427

		2,168,903

Consumer Finance 0.1%
Enova International, Inc.*	5,100	226,593
LendingClub Corp.*	4,250	30,643
Navient Corp.	4,900	78,351
Synchrony Financial	26,625	774,255

		1,109,842

Consumer Staples Distribution & Retail 0.8%
Albertson’s Cos., Inc. (Class A Stock)	38,700	804,186
Alimentation Couche-Tard, Inc. (Canada)	13,400	673,718
Coles Group Ltd. (Australia)	5,950	71,892
Costco Wholesale Corp.	4,725	2,347,711
George Weston Ltd. (Canada)	600	79,512
Koninklijke Ahold Delhaize NV (Netherlands)	26,975	921,604
Kroger Co. (The)	21,200	1,046,644

See Notes to Financial Statements.

PGIM Balanced Fund      15

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Staples Distribution & Retail (cont’d.)
Loblaw Cos. Ltd. (Canada)	7,500	$683,518
Metro, Inc. (Canada)	1,200	66,007
Sprouts Farmers Market, Inc.*	2,050	71,811
United Natural Foods, Inc.*	5,900	155,465
US Foods Holding Corp.*	8,600	317,684
Walmart, Inc.	2,375	350,194
Woolworths Group Ltd. (Australia)	5,445	138,427

		7,728,373

Containers & Packaging 0.3%
Berry Global Group, Inc.	5,400	318,060
Greif, Inc. (Class A Stock)	1,530	96,956
O-I Glass, Inc.*	11,650	264,572
Pactiv Evergreen, Inc.	3,950	31,600
Westrock Co.	65,300	1,989,691

		2,700,879

Distributors 0.2%
Genuine Parts Co.	900	150,579
LKQ Corp.	32,300	1,833,348

		1,983,927

Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	3,250	125,515
Duolingo, Inc.*	1,150	163,978
Perdoceo Education Corp.*	7,300	98,039
Stride, Inc.*	3,650	143,263
Universal Technical Institute, Inc.*	1,800	13,284
WW International, Inc.*	7,500	30,900

		574,979

Diversified REITs 0.0%
Alexander & Baldwin, Inc.	3,600	68,076
American Assets Trust, Inc.	600	11,154
Empire State Realty Trust, Inc. (Class A Stock)	5,800	37,642
Essential Properties Realty Trust, Inc.	1,200	29,820
Star Holdings*	1,790	31,130

		177,822

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Telecommunication Services 0.6%
AT&T, Inc.	191,300	$3,682,525
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	349,313	475,569
China Tower Corp. Ltd. (China) (Class H Stock), 144A	1,232,000	149,109
Deutsche Telekom AG (Germany)	14,759	357,644
Koninklijke KPN NV (Netherlands)	14,740	52,085
LG Uplus Corp. (South Korea)	5,140	42,823
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	11,200	93,072
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	17,350	143,311
Ooredoo QPSC (Qatar)	134,810	348,159
Saudi Telecom Co. (Saudi Arabia)	31,222	333,950
Swisscom AG (Switzerland)	126	80,410
Telefonica Deutschland Holding AG (Germany)	15,435	47,513
Verizon Communications, Inc.	2,990	116,281

		5,922,451

Electric Utilities 0.7%
ALLETE, Inc.	1,800	115,866
CESC Ltd. (India)	100,630	81,779
CPFL Energia SA (Brazil)	28,200	176,373
Duke Energy Corp.	9,800	945,406
Entergy Corp.	1,600	172,384
Exelon Corp.	60,913	2,551,646
Inter RAO UES PJSC (Russia)^	4,433,000	6
NRG Energy, Inc.	44,550	1,527,620
Power Grid Corp. of India Ltd. (India)	239,799	660,186
SSE PLC (United Kingdom)	4,860	108,445

		6,339,711

Electrical Equipment 0.4%
Acuity Brands, Inc.	6,075	1,110,085
Array Technologies, Inc.*	3,650	79,862
Atkore, Inc.*	2,110	296,413
Emerson Electric Co.	9,200	801,688
Encore Wire Corp.	1,280	237,222
EnerSys	1,250	108,600
Fujikura Ltd. (Japan)	51,600	366,544
Idec Corp. (Japan)	2,500	65,141
Shoals Technologies Group, Inc. (Class A Stock)*	1,200	27,348
Thermon Group Holdings, Inc.*	1,850	46,102
WEG SA (Brazil)	7,800	62,327

		3,201,332

See Notes to Financial Statements.

PGIM Balanced Fund      17

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 0.2%
Belden, Inc.	2,950	$255,971
Citizen Watch Co. Ltd. (Japan)	14,000	82,372
Compeq Manufacturing Co. Ltd. (Taiwan)	255,000	390,189
Delta Electronics, Inc. (Taiwan)	62,000	615,142
Gold Circuit Electronics Ltd. (Taiwan)	50,900	163,355
Horiba Ltd. (Japan)	1,100	66,019
Macnica Holdings, Inc. (Japan)	1,700	48,424
Napco Security Technologies, Inc.*	1,750	65,765
Riken Keiki Co. Ltd. (Japan)	1,200	51,718
Sanmina Corp.*	4,430	270,186
ScanSource, Inc.*	1,780	54,183

		2,063,324

Energy Equipment & Services 0.4%
Archrock, Inc.	2,050	20,029
Bristow Group, Inc.*	1,200	26,880
ChampionX Corp.	400	10,852
Halliburton Co.	40,500	1,281,420
Helix Energy Solutions Group, Inc.*	5,300	41,022
Helmerich & Payne, Inc.	300	10,725
Liberty Energy, Inc.	7,400	94,794
Newpark Resources, Inc.*	6,150	23,678
NexTier Oilfield Solutions, Inc.*	20,050	159,397
Patterson-UTI Energy, Inc.	6,950	81,315
RPC, Inc.	19,950	153,416
Schlumberger NV	33,075	1,623,982
U.S. Silica Holdings, Inc.*	8,550	102,087
Weatherford International PLC*	1,800	106,830

		3,736,427

Entertainment 1.0%
Electronic Arts, Inc.	17,225	2,074,751
GungHo Online Entertainment, Inc. (Japan)	28,800	527,608
Lions Gate Entertainment Corp. (Class A Stock)*	12,650	140,036
Lions Gate Entertainment Corp. (Class B Stock)*	14,750	153,105
Marcus Corp. (The)	1,550	24,800
MIXI, Inc. (Japan)	26,000	523,025
NetEase, Inc. (China)	36,900	651,391
Netflix, Inc.*	11,750	4,059,390
Tencent Music Entertainment Group (China), ADR*	10,000	82,800
Walt Disney Co. (The)*	13,025	1,304,193

		9,541,099

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Financial Services 2.3%
A-Mark Precious Metals, Inc.	500	$17,325
Berkshire Hathaway, Inc. (Class B Stock)*	14,449	4,461,418
Cannae Holdings, Inc.*	7,280	146,910
Element Fleet Management Corp. (Canada)	44,800	588,383
Essent Group Ltd.	1,550	62,077
Fidelity National Information Services, Inc.	2,300	124,959
Financial Partners Group Co. Ltd. (Japan)	6,200	54,258
Fiserv, Inc.*	1,000	113,030
Helia Group Ltd. (Australia)	233,190	448,625
Investor AB (Sweden) (Class A Stock)	2,562	52,278
Mastercard, Inc. (Class A Stock)	14,775	5,369,383
Meritz Financial Group, Inc. (South Korea)	3,241	96,552
Mr. Cooper Group, Inc.*	5,400	221,238
NMI Holdings, Inc. (Class A Stock)*	6,900	154,077
ORIX Corp. (Japan)	39,200	646,330
Payoneer Global, Inc.*	30,800	193,424
PayPal Holdings, Inc.*	39,500	2,999,630
PennyMac Financial Services, Inc.	300	17,883
StoneCo Ltd. (Brazil) (Class A Stock)*	7,400	70,596
Visa, Inc. (Class A Stock)	24,105	5,434,713

		21,273,089

Food Products 1.0%
Archer-Daniels-Midland Co.	32,050	2,553,103
First Pacific Co. Ltd. (Indonesia)	836,000	268,683
Hershey Co. (The)	10,375	2,639,504
Indofood Sukses Makmur Tbk PT (Indonesia)	106,800	44,216
JBS SA	111,800	392,633
Lamb Weston Holdings, Inc.	14,300	1,494,636
Mowi ASA (Norway)	1,980	36,622
Nestle SA	7,993	974,591
Sovos Brands, Inc.*	2,900	48,372
TreeHouse Foods, Inc.*	4,400	221,892
WH Group Ltd. (Hong Kong), 144A	70,000	41,730
Wilmar International Ltd. (China)	235,600	746,407

		9,462,389

Gas Utilities 0.3%
Beijing Enterprises Holdings Ltd. (China)	46,000	165,580
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	350	16,121
GAIL India Ltd. (India)	245,105	314,557
Southwest Gas Holdings, Inc.	4,100	256,045

See Notes to Financial Statements.

PGIM Balanced Fund      19

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Gas Utilities (cont’d.)
Spire, Inc.	1,250	$87,675
UGI Corp.	57,175	1,987,403

		2,827,381

Ground Transportation 0.1%
Ryder System, Inc.	3,100	276,644
Uber Technologies, Inc.*	21,300	675,210
Universal Logistics Holdings, Inc.	600	17,490

		969,344

Health Care Equipment & Supplies 1.7%
Abbott Laboratories	40,345	4,085,335
Avanos Medical, Inc.*	4,750	141,265
Baxter International, Inc.	40,700	1,650,792
Becton, Dickinson & Co.	800	198,032
Boston Scientific Corp.*	6,900	345,207
Edwards Lifesciences Corp.*	3,000	248,190
Haemonetics Corp.*	3,450	285,487
Hologic, Inc.*	22,900	1,848,030
IDEXX Laboratories, Inc.*	2,200	1,100,176
Inogen, Inc.*	1,850	23,088
Inspire Medical Systems, Inc.*	1,200	280,884
Integer Holdings Corp.*	1,350	104,625
Lantheus Holdings, Inc.*	4,250	350,880
Medtronic PLC	20,425	1,646,663
Merit Medical Systems, Inc.*	3,550	262,523
Orthofix Medical, Inc.*	1,450	24,288
SD Biosensor, Inc. (South Korea)	2,250	36,613
Shockwave Medical, Inc.*	560	121,425
Stryker Corp.	4,200	1,198,974
Tactile Systems Technology, Inc.*	2,700	44,334
TaiDoc Technology Corp. (Taiwan)	33,000	200,843
TransMedics Group, Inc.*	200	15,146
Zimmer Biomet Holdings, Inc.	14,875	1,921,850

		16,134,650

Health Care Providers & Services 1.8%
AdaptHealth Corp.*	1,250	15,538
Bangkok Chain Hospital PCL (Thailand)	264,300	158,022
BML, Inc. (Japan)	10,700	249,791
Brookdale Senior Living, Inc.*	16,500	48,675
Bumrungrad Hospital PCL (Thailand)	15,000	99,258

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Cardinal Health, Inc.	9,550	$721,025
Castle Biosciences, Inc.*	1,200	27,264
Centene Corp.*	2,300	145,383
Chularat Hospital PCL (Thailand)	1,070,000	113,357
Cigna Group (The)	12,350	3,155,795
CorVel Corp.*	250	47,570
CVS Health Corp.	35,975	2,673,302
Dr. Sulaiman Al Habib Medical Services Group Co. (Saudi Arabia)	560	43,591
Elevance Health, Inc.	2,100	965,601
Ensign Group, Inc. (The)	430	41,082
Hims & Hers Health, Inc.*	22,400	222,208
Humana, Inc.	1,475	716,053
ModivCare, Inc.*	1,350	113,508
National HealthCare Corp.	300	17,421
NeoGenomics, Inc.*	11,500	200,215
OPKO Health, Inc.*	29,760	43,450
Pediatrix Medical Group, Inc.*	3,950	58,894
UnitedHealth Group, Inc.	13,660	6,455,579

		16,332,582

Health Care REITs 0.0%
Diversified Healthcare Trust	41,550	56,093
Sabra Health Care REIT, Inc.	19,100	219,650

		275,743

Health Care Technology 0.0%
Computer Programs & Systems, Inc.*	1,650	49,830
Evolent Health, Inc. (Class A Stock)*	2,150	69,767
Multiplan Corp.*	51,150	54,219
NextGen Healthcare, Inc.*	1,950	33,950
Veradigm, Inc.*	2,400	31,320

		239,086

Hotel & Resort REITs 0.2%
Apple Hospitality REIT, Inc.	8,000	124,160
Braemar Hotels & Resorts, Inc.	3,650	14,089
Chatham Lodging Trust	3,300	34,617
Hersha Hospitality Trust (Class A Stock)	15,850	106,512
Park Hotels & Resorts, Inc.	104,050	1,286,058
Pebblebrook Hotel Trust	1,000	14,040

See Notes to Financial Statements.

PGIM Balanced Fund      21

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Hotel & Resort REITs (cont’d.)
Service Properties Trust	21,150	$210,654
Xenia Hotels & Resorts, Inc.	6,550	85,740

		1,875,870

Hotels, Restaurants & Leisure 1.4%
Accel Entertainment, Inc.*	3,850	35,074
Aristocrat Leisure Ltd. (Australia)	2,635	65,882
Biglari Holdings, Inc. (Class B Stock)*	220	37,224
Bloomin’ Brands, Inc.	4,550	116,708
Booking Holdings, Inc.*	745	1,976,045
Brinker International, Inc.*	950	36,100
Century Casinos, Inc.*	10,500	76,965
Chuy’s Holdings, Inc.*	500	17,925
Compass Group PLC (United Kingdom)	8,910	223,922
Darden Restaurants, Inc.	11,425	1,772,703
Dave & Buster’s Entertainment, Inc.*	3,450	126,925
Hilton Grand Vacations, Inc.*	3,850	171,055
Hilton Worldwide Holdings, Inc.	5,100	718,437
Koshidaka Holdings Co. Ltd. (Japan)	15,600	113,310
Las Vegas Sands Corp.*	2,100	120,645
Leejam Sports Co. JSC (Saudi Arabia)	1,950	54,845
Life Time Group Holdings, Inc.*	2,350	37,506
Light & Wonder, Inc.*	4,000	240,200
Lottery Corp. Ltd. (The) (Australia)	62,216	213,983
Marriott International, Inc. (Class A Stock)	18,375	3,050,985
McDonald’s Corp.	1,220	341,124
Royal Holdings Co. Ltd. (Japan)	2,900	61,011
Saizeriya Co. Ltd. (Japan)	5,400	134,413
Starbucks Corp.	24,325	2,532,962
Texas Roadhouse, Inc.	950	102,657
Whitbread PLC (United Kingdom)	5,071	187,329
Wingstop, Inc.	950	174,401
Yoshinoya Holdings Co. Ltd. (Japan)	5,100	93,613

		12,833,949

Household Durables 0.1%
M/I Homes, Inc.*	1,650	104,099
Meritage Homes Corp.	1,430	166,967
Sekisui House Ltd. (Japan)	2,800	57,067
Taylor Morrison Home Corp.*	5,650	216,169

		544,302

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Household Products 0.8%
Central Garden & Pet Co. (Class A Stock)*	400	$15,628
Colgate-Palmolive Co.	36,625	2,752,369
Essity AB (Sweden) (Class B Stock)	13,838	395,267
Procter & Gamble Co. (The)	26,904	4,000,356

		7,163,620

Independent Power & Renewable Electricity Producers 0.1%
AES Corp. (The)	6,105	147,008
Clearway Energy, Inc. (Class A Stock)	1,850	55,555
Clearway Energy, Inc. (Class C Stock)	5,400	169,182
NTPC Ltd. (India)	184,973	394,907
Ormat Technologies, Inc.	550	46,624

		813,276

Industrial Conglomerates 0.9%
3M Co.	25,250	2,654,028
CITIC Ltd. (China)	452,000	528,303
General Electric Co.	16,750	1,601,300
GS Holdings Corp. (South Korea)	1,768	54,843
Honeywell International, Inc.	10,575	2,021,094
Industries Qatar QSC (Qatar)	40,540	145,271
Jardine Matheson Holdings Ltd. (Hong Kong)	4,200	204,297
KOC Holding A/S (Turkey)	116,260	464,392
Mytilineos SA (Greece)	3,129	89,203
Nisshinbo Holdings, Inc. (Japan)	7,800	59,753
Samsung C&T Corp. (South Korea)	1,107	92,189

		7,914,673

Industrial REITs 0.2%
Americold Realty Trust, Inc.	37,050	1,054,072
Goodman Group (Australia)	49,236	624,797
Industrial Logistics Properties Trust	13,750	42,213
LXP Industrial Trust	1,100	11,341

		1,732,423

Insurance 1.3%
Allstate Corp. (The)	10,375	1,149,654
Ambac Financial Group, Inc.*	1,850	28,638
American International Group, Inc.	35,500	1,787,780
AXA SA (France)	29,246	892,517
CNO Financial Group, Inc.	3,600	79,884

See Notes to Financial Statements.

PGIM Balanced Fund      23

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)
Coface SA (France)*	44,444	$629,550
DB Insurance Co. Ltd. (South Korea)	2,112	121,508
Employers Holdings, Inc.	750	31,268
Enstar Group Ltd.*	880	203,975
Fairfax Financial Holdings Ltd. (Canada)	1,000	665,061
Genworth Financial, Inc. (Class A Stock)*	40,200	201,804
Goosehead Insurance, Inc. (Class A Stock)*	1,150	60,030
Great-West Lifeco, Inc. (Canada)	22,600	598,988
Manulife Financial Corp. (Canada)	38,000	697,299
MetLife, Inc.	37,050	2,146,677
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	504	176,216
Oscar Health, Inc. (Class A Stock)*	20,200	132,108
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	40,000	40,804
Poste Italiane SpA (Italy), 144A	4,720	48,133
Progressive Corp. (The)	7,825	1,119,445
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,040	164,395
Selectquote, Inc.*	42,000	91,140
Sun Life Financial, Inc. (Canada)	14,500	677,418
Swiss Life Holding AG (Switzerland)	579	357,305
Unum Group	4,400	174,064

		12,275,661

Interactive Media & Services 2.5%
Alphabet, Inc. (Class A Stock)*	72,850	7,556,731
Alphabet, Inc. (Class C Stock)*	64,740	6,732,960
Bumble, Inc. (Class A Stock)*	9,600	187,680
Hello Group, Inc. (China), ADR	31,400	285,740
Meta Platforms, Inc. (Class A Stock)*	36,169	7,665,658
Outbrain, Inc.*	4,400	18,172
Tencent Holdings Ltd. (China)	12,700	620,640
TrueCar, Inc.*	20,700	47,610

		23,115,191

IT Services 0.9%
Accenture PLC (Class A Stock)	7,230	2,066,406
Arabian Internet & Communications Services Co. (Saudi Arabia)	660	43,865
CGI, Inc. (Canada)*	8,600	828,820
Cognizant Technology Solutions Corp. (Class A Stock)	2,000	121,860
Elm Co. (Saudi Arabia)	440	51,998
Hackett Group, Inc. (The)	3,480	64,310
HCL Technologies Ltd. (India)	46,668	619,545
Information Services International-Dentsu Ltd. (Japan)	3,300	130,168

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services (cont’d.)
Infosys Ltd. (India)	46,863	$819,313
International Business Machines Corp.	18,794	2,463,705
Okta, Inc.*	4,400	379,456
Tata Consultancy Services Ltd. (India)	17,928	702,739

		8,292,185

Leisure Products 0.1%
GOLFZON Co. Ltd. (South Korea)	1,575	155,228
MasterCraft Boat Holdings, Inc.*	4,309	131,123
Sankyo Co. Ltd. (Japan)	7,100	296,437

		582,788

Life Sciences Tools & Services 0.5%
Adaptive Biotechnologies Corp.*	18,550	163,797
Agilent Technologies, Inc.	900	124,506
Sotera Health Co.*	78,450	1,405,039
Thermo Fisher Scientific, Inc.	4,858	2,800,005

		4,493,347

Machinery 1.5%
AGCO Corp.	5,300	716,560
Allison Transmission Holdings, Inc.	15,600	705,744
Atlas Copco AB (Sweden) (Class B Stock)	8,224	94,599
Blue Bird Corp.*	800	16,344
Caterpillar, Inc.	9,150	2,093,886
CKD Corp. (Japan)	3,600	58,783
CNH Industrial NV (United Kingdom)	38,624	590,993
Columbus McKinnon Corp.	1,350	50,166
Daimler Truck Holding AG (Germany)*	18,980	640,556
Deere & Co.	8,150	3,364,972
Doosan Bobcat, Inc. (South Korea)	1,500	50,450
EnPro Industries, Inc.	550	57,139
Epiroc AB (Sweden) (Class A Stock)	3,175	63,024
GEA Group AG (Germany)	960	43,793
Hillenbrand, Inc.	4,200	199,626
Hitachi Construction Machinery Co. Ltd. (Japan)	5,500	128,190
Kawasaki Heavy Industries Ltd. (Japan)	21,000	459,725
Komatsu Ltd. (Japan)	3,100	76,958
Manitowoc Co., Inc. (The)*	1,000	17,090
Mueller Industries, Inc.	3,200	235,136
PACCAR, Inc.	36,750	2,690,100
Proto Labs, Inc.*	800	26,520

See Notes to Financial Statements.

PGIM Balanced Fund      25

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)
Rational AG (Germany)	66	$44,364
Standex International Corp.	650	79,586
Terex Corp.	4,900	237,062
Titan International, Inc.*	13,800	144,624
Volvo AB (Sweden) (Class B Stock)	39,291	809,656
Wabash National Corp.	8,100	199,179

		13,894,825

Marine Transportation 0.1%
D/S Norden A/S (Denmark)	3,445	231,675
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	79,600	416,895
Kawasaki Kisen Kaisha Ltd. (Japan)	10,200	233,945
Orient Overseas International Ltd. (Hong Kong)	21,000	403,103

		1,285,618

Media 0.2%
Advantage Solutions, Inc.*	13,600	21,488
Comcast Corp. (Class A Stock)	3,243	122,942
Informa PLC (United Kingdom)	7,800	66,857
Integral Ad Science Holding Corp.*	4,250	60,648
Publicis Groupe SA (France)	10,797	842,812
WPP PLC (United Kingdom)	63,315	752,240

		1,866,987

Metals & Mining 0.8%
African Rainbow Minerals Ltd. (South Africa)	11,253	146,354
Alpha Metallurgical Resources, Inc.	350	54,600
ArcelorMittal SA (Luxembourg)	2,336	70,772
ATI, Inc.*	6,850	270,301
BHP Group Ltd. (Australia)	43,045	1,360,821
BlueScope Steel Ltd. (Australia)	3,220	43,584
Carpenter Technology Corp.	1,450	64,902
Commercial Metals Co.	4,150	202,935
Fortescue Metals Group Ltd. (Australia)	24,784	372,542
Glencore PLC (Australia)	34,748	199,948
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	14,000	66,224
Hindalco Industries Ltd. (India)	9,261	45,917
Iluka Resources Ltd. (Australia)	9,175	65,481
Impala Platinum Holdings Ltd. (South Africa)	5,250	48,323
Kobe Steel Ltd. (Japan)	9,200	73,341
National Aluminium Co. Ltd. (India)	62,946	60,284
Nippon Steel Corp. (Japan)	36,000	848,934

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
Norsk Hydro ASA (Norway)	5,800	$43,288
Olympic Steel, Inc.	700	36,547
Pacific Metals Co. Ltd. (Japan)*	7,400	108,384
Polyus PJSC (Russia)*^	3,704	—
Rio Tinto Ltd. (Australia)	1,960	157,486
Rio Tinto PLC (Australia)	5,075	344,481
Ryerson Holding Corp.	1,650	60,027
Schnitzer Steel Industries, Inc. (Class A Stock)	1,650	51,315
SSAB AB (Sweden) (Class A Stock)	55,110	407,209
Tata Steel Ltd. (India)	396,384	506,369
Tokyo Steel Manufacturing Co. Ltd. (Japan)	27,600	285,049
Vale SA (Brazil)	29,700	469,368
Vedanta Ltd. (India)	66,105	221,445
West African Resources Ltd. (Australia)*	629,919	403,232

		7,089,463

Mortgage Real Estate Investment Trusts (REITs) 0.0%
Granite Point Mortgage Trust, Inc.	4,550	22,568
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	900	25,740
MFA Financial, Inc.	8,300	82,336
TPG RE Finance Trust, Inc.	9,220	66,937

		197,581

Multi-Utilities 0.3%
Black Hills Corp.	3,650	230,315
DTE Energy Co.	10,425	1,141,954
E.ON SE (Germany)	70,824	883,510
Engie SA (France)	40,738	644,667
NorthWestern Corp.	1,450	83,897
Unitil Corp.	200	11,408

		2,995,751

Office REITs 0.2%
Hudson Pacific Properties, Inc.	215,300	1,431,745
Japan Real Estate Investment Corp. (Japan)	10	39,852
JBG SMITH Properties	16,750	252,255
Office Properties Income Trust	2,150	26,445
Paramount Group, Inc.	20,700	94,392
Piedmont Office Realty Trust, Inc. (Class A Stock)	2,760	20,148

		1,864,837

See Notes to Financial Statements.

PGIM Balanced Fund      27

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 2.7%
Adaro Energy Indonesia Tbk PT (Indonesia)	161,700	$31,345
Berry Corp.	10,900	85,565
BP PLC (United Kingdom)	169,442	1,070,962
Chevron Corp.	8,425	1,374,623
Chord Energy Corp.	150	20,190
Civitas Resources, Inc.	950	64,923
Coal India Ltd. (India)	212,961	555,146
ConocoPhillips	2,200	218,262
CONSOL Energy, Inc.	3,900	227,253
Eni SpA (Italy)	11,928	166,352
Equinor ASA (Norway)	23,021	654,451
Exxon Mobil Corp.	54,125	5,935,347
HF Sinclair Corp.	14,800	716,024
Imperial Oil Ltd. (Canada)	12,400	630,597
Indo Tambangraya Megah Tbk PT (Indonesia)	18,900	49,720
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	33,800	49,679
Kosmos Energy Ltd. (Ghana)*	33,400	248,496
LUKOIL PJSC (Russia)^	10,297	—
Marathon Petroleum Corp.	23,050	3,107,832
Murphy Oil Corp.	5,050	186,749
Par Pacific Holdings, Inc.*	6,900	201,480
PBF Energy, Inc. (Class A Stock)	600	26,016
Peabody Energy Corp.*	8,350	213,760
Petroleo Brasileiro SA (Brazil)	19,400	101,585
Phillips 66	24,900	2,524,362
Rosneft Oil Co. PJSC (Russia)^	31,520	—
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	63,600	188,206
Shell PLC (Netherlands)	49,356	1,406,577
SM Energy Co.	8,600	242,176
Suncor Energy, Inc. (Canada)	2,700	83,827
Talos Energy, Inc.*	2,800	41,552
TotalEnergies SE (France)	9,170	540,697
Valero Energy Corp.	25,625	3,577,250
Vital Energy, Inc.*	4,150	188,991
Whitehaven Coal Ltd. (Australia)	18,712	84,240
World Fuel Services Corp.	649	16,582
Yankuang Energy Group Co. Ltd. (China) (Class H Stock)	12,000	42,965

		24,873,782

Paper & Forest Products 0.1%
Suzano SA (Brazil)	54,800	450,535

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Passenger Airlines 0.4%
Alaska Air Group, Inc.*	46,750	$1,961,630
Delta Air Lines, Inc.*	19,250	672,210
Deutsche Lufthansa AG (Germany)*	45,156	502,248
Frontier Group Holdings, Inc.*	7,450	73,308
JetBlue Airways Corp.*	16,500	120,120
Qantas Airways Ltd. (Australia)*	10,962	48,928
SkyWest, Inc.*	3,060	67,840
Turk Hava Yollari AO (Turkey)*	23,799	147,374
United Airlines Holdings, Inc.*	6,150	272,138

		3,865,796

Personal Care Products 0.1%
Chlitina Holding Ltd. (China)	80,000	560,343
elf Beauty, Inc.*	4,050	333,517
Herbalife Nutrition Ltd.*	7,300	117,530
Inter Parfums, Inc.	200	28,448
Unilever PLC (United Kingdom)	2,790	144,575

		1,184,413

Pharmaceuticals 3.1%
Amneal Pharmaceuticals, Inc.*	32,400	45,036
Astellas Pharma, Inc. (Japan)	9,100	129,287
AstraZeneca PLC (United Kingdom)	2,183	302,464
Bayer AG (Germany)	12,053	769,965
Bristol-Myers Squibb Co.	32,545	2,255,694
China Medical System Holdings Ltd. (China)	263,000	414,953
Chugai Pharmaceutical Co. Ltd. (Japan)	9,800	241,988
CSPC Pharmaceutical Group Ltd. (China)	42,800	41,958
Elanco Animal Health, Inc.*	53,800	505,720
Eli Lilly & Co.	6,350	2,180,717
GSK PLC	53,069	937,693
Harmony Biosciences Holdings, Inc.*	1,750	57,138
Intra-Cellular Therapies, Inc.*	1,150	62,272
Ipsen SA (France)	3,823	420,958
Johnson & Johnson	36,719	5,691,445
Merck & Co., Inc.	47,725	5,077,463
Novartis AG (Switzerland)	10,641	977,041
Novo Nordisk A/S (Denmark) (Class B Stock)	11,914	1,892,198
Otsuka Holdings Co. Ltd. (Japan)	5,200	165,098
Pfizer, Inc.	89,925	3,668,940
Prestige Consumer Healthcare, Inc.*	2,010	125,886
Roche Holding AG	3,251	928,949
Sanofi	11,939	1,295,128

See Notes to Financial Statements.

PGIM Balanced Fund      29

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
SIGA Technologies, Inc.	19,850	$114,137
Sun Pharmaceutical Industries Ltd. (India)	33,350	399,609
Theravance Biopharma, Inc.*	1,950	21,158

		28,722,895

Professional Services 0.2%

Alight, Inc. (Class A Stock)*	5,050	46,511
Arcadis NV (Netherlands)	4,527	185,354
Automatic Data Processing, Inc.	575	128,012
Conduent, Inc.*	5,000	17,150
ExlService Holdings, Inc.*	850	137,555
Insperity, Inc.	1,250	151,937
Korn Ferry	2,000	103,480
Maximus, Inc.	200	15,740
Randstad NV (Netherlands)	9,034	536,301
Thomson Reuters Corp. (Canada)	700	91,075
TriNet Group, Inc.*	550	44,336
TrueBlue, Inc.*	1,950	34,710
TTEC Holdings, Inc.	1,350	50,261
Wolters Kluwer NV (Netherlands)	4,012	506,461

		2,048,883

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc.*	37,050	195,624
CK Asset Holdings Ltd. (Hong Kong)	86,500	524,421
Douglas Elliman, Inc.	6,600	20,526
Emaar Properties PJSC (United Arab Emirates)	335,595	512,790
KE Holdings, Inc. (China), ADR*	3,000	56,520
Longfor Group Holdings Ltd. (China), 144A	148,000	417,414
Newmark Group, Inc. (Class A Stock)	6,900	48,852
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	8,000	46,059

		1,822,206

Residential REITs 0.0%
Apartment Investment & Management Co. (Class A Stock)	1,500	11,535
Veris Residential, Inc.*	4,700	68,808

		80,343

Retail REITs 0.0%
Acadia Realty Trust	2,100	29,295
InvenTrust Properties Corp.	3,000	70,200

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Retail REITs (cont’d.)
Kite Realty Group Trust	7,550	$157,946
Macerich Co. (The)	5,600	59,360
RPT Realty	4,250	40,418

		357,219

Semiconductors & Semiconductor Equipment 3.4%
Allegro MicroSystems, Inc. (Japan)*	9,400	451,106
Amkor Technology, Inc.	10,150	264,103
Analog Devices, Inc.	975	192,290
ASM International NV (Netherlands)	170	69,003
ASML Holding NV (Netherlands)	2,159	1,471,247
Axcelis Technologies, Inc.*	2,100	279,825
Broadcom, Inc.	6,055	3,884,525
Diodes, Inc.*	150	13,914
First Solar, Inc.*	10,600	2,305,500
Impinj, Inc.*	1,800	243,936
Infineon Technologies AG (Germany)	24,424	1,002,977
NVIDIA Corp.	38,450	10,680,256
NXP Semiconductors NV (China)	15,500	2,890,362
PDF Solutions, Inc.*	3,200	135,680
Photronics, Inc.*	6,700	111,086
QUALCOMM, Inc.	22,075	2,816,328
SCREEN Holdings Co. Ltd. (Japan)	400	35,482
Silicon Laboratories, Inc.*	1,350	236,371
STMicroelectronics NV (Singapore)	18,497	985,588
SUMCO Corp. (Japan)	39,200	589,722
Synaptics, Inc.*	350	38,903
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	83,000	1,454,544
Tongwei Co. Ltd. (China) (Class A Stock)	7,200	40,788
United Microelectronics Corp. (Taiwan)	496,000	867,967

		31,061,503

Software 4.5%
ACI Worldwide, Inc.*	2,300	62,054
Adeia, Inc.	8,450	74,867
Adobe, Inc.*	11,568	4,457,960
Agilysys, Inc.*	150	12,377
Appfolio, Inc. (Class A Stock)*	850	105,808
Blackbaud, Inc.*	400	27,720
Box, Inc. (Class A Stock)*	5,250	140,647
Cerence, Inc.*	3,600	101,124
Check Point Software Technologies Ltd. (Israel)*	400	52,000
CommVault Systems, Inc.*	2,950	167,383

See Notes to Financial Statements.

PGIM Balanced Fund      31

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)
EngageSmart, Inc.*	3,400	$65,450
Intapp, Inc.*	1,950	87,438
Microsoft Corp.	84,816	24,452,453
N-able, Inc.*	1,350	17,820
Palo Alto Networks, Inc.*	10,100	2,017,374
PowerSchool Holdings, Inc. (Class A Stock)*	3,850	76,307
Progress Software Corp.	2,950	169,477
Qualys, Inc.*	550	71,511
Roper Technologies, Inc.	1,500	661,035
Salesforce, Inc.*	12,600	2,517,228
ServiceNow, Inc.*	4,250	1,975,060
SolarWinds Corp.*	9,500	81,700
SPS Commerce, Inc.*	1,876	285,715
Sumo Logic, Inc.*	1,650	19,767
Synopsys, Inc.*	6,075	2,346,469
Tenable Holdings, Inc.*	4,900	232,799
Teradata Corp.*	24,075	969,741
Upland Software, Inc.*	3,350	14,405
Verint Systems, Inc.*	5,100	189,924
Yext, Inc.*	1,650	15,857

		41,469,470

Specialized REITs 0.4%
American Tower Corp.	6,100	1,246,474
iStar, Inc.	1,872	54,981
Public Storage	5,500	1,661,770
Weyerhaeuser Co.	9,000	271,170

		3,234,395

Specialty Retail 0.9%
Aaron’s Co., Inc. (The)	2,200	21,252
American Eagle Outfitters, Inc.	5,800	77,952
Asbury Automotive Group, Inc.*	350	73,500
Build-A-Bear Workshop, Inc.	600	13,944
Chico’s FAS, Inc.*	21,450	117,975
Container Store Group, Inc. (The)*	7,450	25,554
Designer Brands, Inc. (Class A Stock)	5,500	48,070
Duluth Holdings, Inc. (Class B Stock)*	2,450	15,631
Group 1 Automotive, Inc.	150	33,963
Home Depot, Inc. (The)	5,858	1,728,813
Industria de Diseno Textil SA (Spain)	28,206	947,587
JB Hi-Fi Ltd. (Australia)	12,238	349,264
JD Sports Fashion PLC (United Kingdom)	158,055	348,072

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Lowe’s Cos., Inc.	5,975	$1,194,821
Premier Investments Ltd. (Australia)	2,856	50,261
Signet Jewelers Ltd.	200	15,556
Sleep Number Corp.*	1,200	36,492
TravelCenters of America, Inc.*	1,850	160,025
Ulta Beauty, Inc.*	4,900	2,673,783
Urban Outfitters, Inc.*	1,100	30,492

		7,963,007

Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	170,854	28,173,825
Canon, Inc. (Japan)	4,500	100,214
FUJIFILM Holdings Corp. (Japan)	13,500	685,300
Hewlett Packard Enterprise Co.	148,050	2,358,437
Samsung Electronics Co. Ltd. (South Korea)	10,714	529,818
Super Micro Computer, Inc.*	2,500	266,375
Wiwynn Corp. (Taiwan)	1,000	37,101
Xerox Holdings Corp.	6,650	102,410

		32,253,480

Textiles, Apparel & Luxury Goods 0.5%
Burberry Group PLC (United Kingdom)	2,160	69,163
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	7,158	1,147,829
G-III Apparel Group Ltd.*	750	11,662
Goldwin, Inc. (Japan)	4,000	381,635
Hermes International (France)	524	1,061,235
HUGO BOSS AG (Germany)	2,340	168,271
LVMH Moet Hennessy Louis Vuitton SE (France)	803	737,080
Mavi Giyim Sanayi Ve Ticaret A/S (Turkey) (Class B Stock), 144A	35,508	194,631
NIKE, Inc. (Class B Stock)	1,000	122,640
Oxford Industries, Inc.	450	47,515
PVH Corp.	3,250	289,770
Raymond Ltd. (India)	4,850	72,380
Swatch Group AG (The) (Switzerland)	132	45,460
Youngone Corp. (South Korea)	1,898	66,786

		4,416,057

Tobacco 0.3%
British American Tobacco PLC (United Kingdom)	19,256	675,008
Imperial Brands PLC (United Kingdom)	30,236	695,297
ITC Ltd. (India)	34,216	160,093
Japan Tobacco, Inc. (Japan)	34,373	726,080

See Notes to Financial Statements.

PGIM Balanced Fund      33

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Tobacco (cont’d.)
Scandinavian Tobacco Group A/S (Denmark), 144A	25,315	$503,990
Turning Point Brands, Inc.	700	14,700
Vector Group Ltd.	8,550	102,685

		2,877,853

Trading Companies & Distributors 0.6%
Ashtead Group PLC (United Kingdom)	7,272	446,537
Boise Cascade Co.	2,910	184,058
GMS, Inc.*	4,190	242,559
Herc Holdings, Inc.	850	96,815
ITOCHU Corp. (Japan)	5,800	188,885
LX International Corp. (South Korea)	1,898	42,313
Marubeni Corp. (Japan)	61,200	832,303
Mitsubishi Corp. (Japan)	22,700	815,757
Mitsui & Co. Ltd. (Japan)	25,200	785,480
MRC Global, Inc.*	4,350	42,282
Rexel SA (France)*	4,136	98,332
Russel Metals, Inc. (Canada)	5,500	139,708
Titan Machinery, Inc.*	400	12,180
Toyota Tsusho Corp. (Japan)	1,000	42,637
Veritiv Corp.	1,500	202,710
W.W. Grainger, Inc.	1,075	740,471
WESCO International, Inc.	6,175	954,284

		5,867,311

Transportation Infrastructure 0.0%
Shanghai International Port Group Co. Ltd. (China) (Class A Stock)	211,800	170,969

Water Utilities 0.0%
California Water Service Group	200	11,640

Wireless Telecommunication Services 0.2%
Intelsat Emergence SA (Luxembourg)*	4,218	109,668
Mobile Telecommunications Co. KSCP (Kuwait)	94,950	167,494
Telephone & Data Systems, Inc.	16,000	168,160
T-Mobile US, Inc.*	11,450	1,658,418

		2,103,740

TOTAL COMMON STOCKS (cost $430,463,418)		538,576,909

See Notes to Financial Statements.

Description	Shares	Value

EXCHANGE-TRADED FUND 0.1%
iShares MSCI EAFE ETF (cost $328,780)	5,800	$414,816

PREFERRED STOCKS 0.1%

Banks 0.0%
Bancolombia SA (Colombia) (PRFC)	7,160	44,863
Citigroup Capital XIII, 11.172%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	3,000	85,620

		130,483

Capital Markets 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	5,000	125,350

Chemicals 0.0%
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	676	54,319

Electric Utilities 0.1%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	108,939	246,531

Metals & Mining 0.0%
Gerdau SA (Brazil) (PRFC)	8,500	42,429

Oil, Gas & Consumable Fuels 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	26,000	120,037

Technology Hardware, Storage & Peripherals 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	3,708	154,307

TOTAL PREFERRED STOCKS (cost $780,253)		873,456

	Units

RIGHTS* 0.0%

Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR,expiring 12/05/25^	440	4,194
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR,expiring 12/05/25^	440	871

		5,065

See Notes to Financial Statements.

PGIM Balanced Fund      35

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES 6.1%

Automobiles 1.2%

AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class C	3.360%	02/18/25	55	$55,261
Series 2019-02, Class C	2.740	04/18/25	178	176,185
Series 2019-03, Class C	2.320	07/18/25	658	650,077
Series 2020-02, Class D	2.130	03/18/26	100	94,107
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A	4.000	03/20/25	300	296,374
Series 2020-01A, Class A, 144A	2.330	08/20/26	500	469,436
Series 2020-02A, Class A, 144A	2.020	02/20/27	100	91,868
Series 2021-02A, Class C, 144A	2.350	02/20/28	500	427,314
Series 2023-03A, Class B, 144A	6.120	02/22/28	400	399,775
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C	1.320	07/15/25	28	27,647
Series 2020-03A, Class D	1.730	07/15/26	100	97,125
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33	180	161,665
Series 2021-02, Class D, 144A	2.600	05/15/34	300	258,019
Series 2023-01, Class C, 144A	5.580	08/15/35	500	500,826
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A	2.630	06/25/26	100	91,536
Series 2023-01A, Class B, 144A	6.220	06/25/27	500	502,631
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27	700	620,037
Series 2021-02A, Class B, 144A	2.120	12/27/27	100	88,078
Hertz Vehicle Financing LLC,
Series 2022-02A, Class B, 144A	2.650	06/26/28	100	88,166
JPMorgan Chase Bank, NA,
Series 2020-02, Class D, 144A	1.487	02/25/28	121	118,185
Series 2021-02, Class D, 144A	1.138	12/26/28	106	101,960
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	1,280	1,242,895
Series 2021-01A, Class C, 144A	1.420	07/14/28	500	446,821
Series 2023-01A, Class B, 144A	5.810	02/14/31	1,000	1,006,708
Series 2023-01A, Class C, 144A	6.140	02/14/31	400	402,939
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32	183	179,057
Series 2022-C, Class E, 144A	11.366	12/15/32	262	262,154
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26	100	97,785
Series 2020-03, Class D	1.640	11/16/26	400	387,886
Series 2020-04, Class D	1.480	01/15/27	300	288,801
Series 2021-01, Class D	1.130	11/16/26	800	760,628

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)

World Omni Select Auto Trust,
Series 2019-A, Class B	2.170%	12/15/25	111	$110,290
Series 2019-A, Class C	2.380	12/15/25	200	197,557

				10,699,793

Collateralized Debt Obligations 0.1%

Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.008(c)	01/15/37	900	886,793
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.910(c)	02/19/37	500	486,011

				1,372,804

Collateralized Loan Obligations 4.0%

AlbaCore Euro CLO DAC (Ireland),
Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)	4.888(c)	07/15/35	EUR 2,000	2,111,168
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.928(c)	01/20/32	1,500	1,473,853
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.908(c)	01/20/34	2,100	2,058,787
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.947(c)	05/17/31	1,000	987,553
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	5.832(c)	04/30/31	1,000	989,484
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.517(c)	05/22/32	EUR 1,500	1,588,143
Series 14A, Class A2R, 144A	1.250	05/22/32	EUR 1,500	1,504,410
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.958(c)	04/20/34	1,350	1,317,902

See Notes to Financial Statements.

PGIM Balanced Fund      37

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.935%(c)	01/18/34	1,500	$1,471,901
Series 2021-59A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.495(c)	01/18/34	1,000	970,947
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.356(c)	09/01/31	2,500	2,471,496
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.858(c)	04/20/31	1,500	1,464,056
Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.892(c)	07/16/31	4,000	3,949,903
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.972(c)	10/15/34	3,500	3,406,290
Sixth Street CLO Ltd. (Cayman Islands),
Series 2021-19A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.908(c)	07/20/34	4,000	3,898,741
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.919(c)	10/20/32	3,500	3,426,568
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	6.008(c)	07/20/31	250	246,571
Trinitas Euro CLO DAC (Ireland),
Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)	6.038(c)	04/15/35	EUR 2,750	2,933,500
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.008(c)	10/20/31	500	492,760

				36,764,033

Consumer Loans 0.4%

Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD 200	140,759
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31	100	89,864

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780%	04/20/28	504	$495,082
Series 2021-01A, Class A, 144A	1.900	11/20/31	700	610,884
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190	08/21/34	200	191,405
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A	3.840	05/14/32	90	89,209
Series 2020-02A, Class A, 144A	1.750	09/14/35	400	358,975
Series 2022-02A, Class D, 144A	6.550	10/14/34	800	773,756
Oportun Issuance Trust,
Series 2022-02, Class A, 144A	5.940	10/09/29	547	544,134
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070	03/15/32	400	374,733

				3,668,801

Credit Cards 0.1%

Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)	4.870(c)	07/15/29	GBP 100	122,142
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	5.470(c)	11/15/28	GBP 465	572,869

				695,011

Equipment 0.0%

MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40	343	334,358

Home Equity Loans 0.0%

Towd Point HE Trust,
Series 2023-01, Class A1A, 144A	6.875	02/25/63	143	144,967

Manufactured Housing 0.0%

Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A	3.000(cc)	11/25/58	30	29,583

See Notes to Financial Statements.

PGIM Balanced Fund      39

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Other 0.2%

Loandepot GMSR Master Trust^,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.528%(c)	10/16/23	100	$80,000
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.645(c)	06/25/24	1,400	1,317,274

				1,397,274

Residential Mortgage-Backed Securities 0.0%

Countrywide Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.595(c)	03/25/34	22	21,854
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.403(c)	09/27/75	EUR 372	385,028

				406,882

Student Loans 0.1%

Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	102	91,124
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	81	75,850
Series 2018-CGS, Class A1, 144A	3.870	02/25/46	32	30,770
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	13	12,689
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	29	28,803
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	51	49,226
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	23	23,314
Series 2018-CA, Class A2, 144A	3.520	06/16/42	35	34,488
Series 2019-CA, Class A2, 144A	3.130	02/15/68	111	105,732
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48	148	139,849
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	286	266,580
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	89	86,420
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	386	360,334

				1,305,179

TOTAL ASSET-BACKED SECURITIES
(cost $58,910,333)				56,818,685

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.4%

BANK,
Series 2017-BNK04, Class A3	3.362%	05/15/50	995	$925,590
Series 2020-BN26, Class A3	2.155	03/15/63	1,800	1,488,467
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2017-BNK03, Class XB, IO	0.586(cc)	02/15/50	40,575	836,502
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,274,100
Series 2020-C07, Class XB, IO	0.987(cc)	04/15/53	4,900	293,024
Benchmark Mortgage Trust,
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,558,230
Series 2020-B17, Class A4	2.042	03/15/53	650	529,714
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.764%)	7.592(c)	10/15/36	1,275	1,218,449
Series 2021-ACNT, Class E, 144A, 1 Month LIBOR + 2.197% (Cap N/A, Floor 2.197%)	6.882(c)	11/15/38	1,000	930,289
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month LIBOR + 1.949% (Cap N/A, Floor 1.949%)	6.633(c)	10/15/36	1,350	1,205,929
BXSC Commercial Mortgage Trust,
Series 2022-WSS, Class XCP, IO, 144A	0.620(cc)	03/15/35	476,980	7,584
CFK Trust,
Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,020,945
Series 2020-MF02, Class C, 144A	2.995	03/15/39	1,500	1,240,413
Series 2020-MF02, Class D, 144A	3.349	03/15/39	900	727,652
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	127	124,259
Series 2015-GC29, Class A3	2.935	04/10/48	385	365,483
Series 2015-P01, Class A4	3.462	09/15/48	600	576,019
Series 2019-GC41, Class A4	2.620	08/10/56	3,600	3,107,635
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,180,722
Commercial Mortgage Trust,
Series 2014-CR18, Class A4	3.550	07/15/47	150	145,940
Series 2014-UBS04, Class A4	3.420	08/10/47	700	678,266
Series 2015-LC21, Class A3	3.445	07/10/48	596	568,187
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	7.334(c)	05/15/36	1,762	1,712,615
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	1,600	1,453,230
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3	3.231	06/15/57	649	621,088
Series 2017-C08, Class A3	3.127	06/15/50	763	690,377

See Notes to Financial Statements.

PGIM Balanced Fund      41

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A	3.015%	05/10/49	705	$658,383
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.344(cc)	03/25/26	2,137	73,801
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4	3.136	02/10/48	368	354,326
Series 2021-GSA03, Class XB, IO	0.625(cc)	12/15/54	35,000	1,575,287
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	800	360,000
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.000%)	5.934(c)	09/15/29	602	556,811
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3	3.451	07/15/50	574	550,213
Series 2015-C25, Class A4	3.372	10/15/48	700	666,817
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,269	1,157,145
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,115,635
Series 2020-L04, Class A2	2.449	02/15/53	3,600	3,025,220
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class E, 144A, 1 Month SOFR + 4.289% (Cap N/A, Floor 4.289%)	9.116(c)	03/15/39	1,100	1,040,102
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,323,311
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,542,460
Series 2018-C09, Class A3	3.854	03/15/51	388	364,118
Series 2018-C14, Class A3	4.180	12/15/51	829	789,811
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	800	767,245
Series 2016-C33, Class A3	3.162	03/15/59	879	825,469
Series 2016-C34, Class A3	2.834	06/15/49	800	758,875
Series 2016-C35, Class A3	2.674	07/15/48	1,061	978,406
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,386,036
Series 2017-C38, Class A4	3.190	07/15/50	676	622,597
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,011,473
Series 2018-C48, Class A4	4.037	01/15/52	1,707	1,619,656
Series 2019-C52, Class A3	2.631	08/15/52	2,500	2,380,675

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $56,283,075)				49,984,581

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CONVERTIBLE BOND 0.0%

Telecommunications

Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $3,525; purchased 03/21/23)(f) (cost $3,525)	7.000%	04/17/23(oo)	30	$3,450

CORPORATE BONDS 15.2%

Aerospace & Defense 0.4%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,860	1,725,357
Sr. Unsec’d. Notes	3.625	03/01/48	555	397,207

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	475	461,491
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	375	377,321
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	112	112,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	75	76,406
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	425	429,909

Embraer Netherlands Finance BV (Brazil),
Gtd. Notes	5.050	06/15/25	99	95,597

Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A	5.696	09/16/23	210	208,950

Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	235	231,572

				4,115,810

Agriculture 0.5%

Altria Group, Inc.,
Gtd. Notes	3.400	02/04/41	620	438,697

BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	410	381,286

BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	1,410	1,338,896

Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125	02/15/30	1,970	1,991,126

Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	400	355,823

				4,505,828

Airlines 0.1%

American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575	07/15/29	145	133,382

See Notes to Financial Statements.

PGIM Balanced Fund      43

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates	4.000%	04/29/26	63	$61,345
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	260	259,576
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	10/11/27	53	49,946
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	260	249,314
Sr. Sec’d. Notes, 144A	4.625	04/15/29	60	54,265

				807,828

Auto Manufacturers 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	350	266,441
Sr. Unsec’d. Notes	5.291	12/08/46	135	109,516
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	425	364,581
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35	1,085	995,937
Sr. Unsec’d. Notes	6.250	10/02/43	95	91,375
Sr. Unsec’d. Notes	6.600	04/01/36	80	82,453
General Motors Financial Co., Inc.,
Gtd. Notes	3.950	04/13/24	616	605,580

				2,515,883

Auto Parts & Equipment 0.1%
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	250	236,286
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	2.450	06/15/30	350	296,649

				532,935

Banks 3.8%
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A	4.875	01/11/29	200	186,300
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	1.849	03/25/26	200	179,106
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	350	336,891

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes	2.299%(ff)	07/21/32	665	$535,853
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	150,421
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	190,986
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	1,750,226
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	107,687
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	336,865
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	1,913,330
Sub. Notes, MTN	4.450	03/03/26	365	357,411
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN	0.625	07/09/24	660	622,741
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	1,075	864,545
Sr. Unsec’d. Notes	3.650	03/16/25	200	189,853
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	385,766
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	750	633,751
Sr. Unsec’d. Notes, 144A	3.132(ff)	01/20/33	685	569,362
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32	250	194,354
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	100	93,314
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,290	1,131,624
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	185	153,282
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	742,723
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	280	237,610
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	274,705
Sr. Unsec’d. Notes	3.700	01/12/26	200	193,793
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,435,869
Sub. Notes	4.400	06/10/25	767	747,584
Sub. Notes	4.450	09/29/27	195	189,112
Sub. Notes	4.750	05/18/46	55	48,720
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	495	397,856
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.961(ff)	11/26/25	245	232,073
Sub. Notes	7.079(ff)	02/10/34	250	230,958
Discover Bank,
Sr. Unsec’d. Notes	4.250	03/13/26	315	299,363
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	290	236,870
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	395	328,213

See Notes to Financial Statements.

PGIM Balanced Fund      45

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	2.383%(ff)	07/21/32	465	$378,277
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	1,405	1,170,321
Sr. Unsec’d. Notes	3.750	02/25/26	50	48,634
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	178,728
Sr. Unsec’d. Notes	3.850	01/26/27	410	395,849
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	90,662
Sub. Notes	6.750	10/01/37	275	298,211
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	345	332,552
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,290	1,205,037
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	1,005	902,837
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	375	315,874
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	110	102,060
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	495	423,704
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	134,907
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,522,643
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	796	760,651
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	85	83,030
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	242,860
Sub. Notes	3.875	09/10/24	90	88,472
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	300	279,962
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	1,005	808,414
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,111,433
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	361,541
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	231,000
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	215	175,979
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	485	411,073
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	1,536	1,451,944
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	1,000	872,772
State Bank of India (India),
Sr. Unsec’d. Notes, 144A	4.375	01/24/24	310	307,539
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%	8.463(c)	06/15/23(oo)	63	62,454
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN	5.650	03/09/26	250	253,981
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A	3.127(ff)	06/03/32	405	316,271

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393%(ff)	06/02/28	2,500	$2,248,006
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	869,667

				34,916,462

Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	150	148,987
Gtd. Notes	4.900	02/01/46	935	906,939

				1,055,926

Biotechnology 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	3.000	01/15/52	600	411,908
Sr. Unsec’d. Notes	5.600	03/02/43	495	510,403

				922,311

Building Materials 0.1%
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	450	417,056
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	300	260,476

				677,532

Chemicals 0.3%
CF Industries, Inc.,
Gtd. Notes	5.375	03/15/44	150	135,510
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42	20	17,334
Sr. Unsec’d. Notes	9.400	05/15/39	31	41,562
Huntsman International LLC,
Sr. Unsec’d. Notes	4.500	05/01/29	1,650	1,549,846
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	245	244,728
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	200	181,198

See Notes to Financial Statements.

PGIM Balanced Fund      47

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Sasol Financing USA LLC (South Africa), (cont’d.)
Gtd. Notes	5.875%	03/27/24	200	$197,600
Gtd. Notes	6.500	09/27/28	200	187,164

				2,554,942

Commercial Services 0.4%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	132	125,207
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	500	480,216
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	1,166	1,145,978
Gtd. Notes, 144A	7.000	10/15/37	20	23,634
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A	2.813	01/01/60	100	66,182
Nexi SpA (Italy),
Sr. Unsec’d. Notes(a)	2.125	04/30/29	EUR 930	824,009
President & Fellows of Harvard College,
Unsec’d. Notes	3.300	07/15/56	270	213,012
RELX Capital, Inc. (United Kingdom),
Gtd. Notes	4.750	05/20/32	210	207,282
Trustees of Boston College,
Unsec’d. Notes	3.129	07/01/52	279	204,520
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	55	39,446
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	200	172,117
Gtd. Notes	3.875	02/15/31	62	54,701
Yale University,
Unsec’d. Notes, Series 2020	1.482	04/15/30	595	498,064

				4,054,368

Distribution/Wholesale 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	400	351,628

Diversified Financial Services 0.1%
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	120	102,894

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	6.000%	01/15/27	400	$363,617
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	350	276,883
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	325	258,747
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	206,386

				1,208,527

Electric 1.3%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes	6.350	10/01/36	115	128,278
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes	5.950	05/15/37	120	129,528
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	200	185,465
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	129,907
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	190,634
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	139,700
General Ref. Mortgage, Series Z	2.400	09/01/26	170	158,305
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29	440	391,270
Commonwealth Edison Co.,
First Mortgage, Series 123	3.750	08/15/47	754	614,490
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24	800	777,601
DTE Electric Co.,
General Ref. Mortgage	3.750	08/15/47	622	505,343
Duke Energy Carolinas LLC,
First Mortgage	6.050	04/15/38	55	60,108
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	210	196,696
El Paso Electric Co.,
Sr. Unsec’d. Notes	6.000	05/15/35	135	140,340
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	385	367,188
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.250	07/12/31	1,190	927,056

See Notes to Financial Statements.

PGIM Balanced Fund      49

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A	3.400%	01/28/30	200	$162,912
Eversource Energy,
Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	308,288
Florida Power & Light Co.,
First Mortgage	5.950	10/01/33	60	65,584
Iberdrola International BV (Spain),
Gtd. Notes	6.750	09/15/33	30	32,264
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	2.300	06/01/30	315	264,404
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	219,989
Monongahela Power Co.,
First Mortgage, 144A	4.100	04/15/24	280	274,156
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	49,086
Gtd. Notes, 144A	3.375	02/15/29	50	41,573
Gtd. Notes, 144A	3.625	02/15/31	125	101,328
Gtd. Notes, 144A	3.875	02/15/32	100	80,058
Gtd. Notes, 144A	5.250	06/15/29	400	369,238
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	75	71,476
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	133,501
Sr. Unsec’d. Notes	4.150	04/01/48	175	150,450
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	260	185,132
First Mortgage	4.550	07/01/30	540	504,857
Public Service Co. of Colorado,
First Mortgage	4.300	03/15/44	35	31,110
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	135,244
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	230	200,058
Southern California Edison Co.,
First Mortgage	5.300	03/01/28	490	502,692
Southwestern Public Service Co.,
First Mortgage	3.700	08/15/47	250	195,397
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	2.875	07/15/29	1,135	1,028,343
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	200	176,680
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	650	608,771

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625%	02/15/27	600	$584,540
Sr. Sec’d. Notes, 144A	3.550	07/15/24	645	623,039
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	4.800	09/15/41	105	95,932

				12,238,011

Electronics 0.1%
Trimble, Inc.,
Sr. Unsec’d. Notes	4.750	12/01/24	1,200	1,189,054

Engineering & Construction 0.1%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR 300	248,733
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR 300	258,971
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	200	152,760
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	190,875
Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	152,760
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32	100	84,805

				1,088,904

Entertainment 0.2%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	143	90,638
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	25	25,008
Sr. Sec’d. Notes, 144A	7.000	02/15/30	125	127,163
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26	175	176,259
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27	200	201,000
Sr. Sec’d. Notes, 144A	6.500	02/15/25	250	251,875
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.625	07/01/25	200	204,708

See Notes to Financial Statements.

PGIM Balanced Fund      51

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	5.050%	03/15/42	265	$221,580
Gtd. Notes, 144A	5.141	03/15/52	380	308,286

				1,606,517

Foods 0.3%
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	325	279,585
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP 700	705,601
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP 500	435,870
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	490	426,937
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	75	68,660
Gtd. Notes, 144A	4.375	01/31/32	150	136,398
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP 300	279,410

				2,332,461

Forest Products & Paper 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes	4.500	08/01/24	310	303,568

Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	675	633,763
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	4.100	09/01/47	200	169,271
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27	548	519,564
Sr. Unsec’d. Notes	4.800	02/15/44	40	36,993
Sr. Unsec’d. Notes	5.250	03/30/28	100	101,763
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	740	687,527

				2,148,881

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875%	04/01/29	350	$303,677
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	75	65,069

				368,746

Healthcare-Services 0.8%
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46	795	688,992
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A	2.375	03/01/28	EUR 800	777,280
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47	95	82,182
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	45	41,998
Sr. Unsec’d. Notes	4.650	01/15/43	30	28,102
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	130	130,043
Gtd. Notes, MTN	7.750	07/15/36	400	447,263
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A	2.200	06/01/30	360	300,666
IHC Health Services, Inc.,
Sec’d. Notes	4.131	05/15/48	480	422,620
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	140	122,859
Unsec’d. Notes, Series 2021	2.810	06/01/41	495	364,917
MultiCare Health System,
Unsec’d. Notes	2.803	08/15/50	280	174,680
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	155	109,799
OhioHealth Corp.,
Sec’d. Notes	2.297	11/15/31	1,155	957,262
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	190	163,312
Unsec’d. Notes, Series H	2.746	10/01/26	50	46,495
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28	250	238,361
Sr. Sec’d. Notes	4.375	01/15/30	300	269,327
Sr. Sec’d. Notes	4.625	07/15/24	196	193,350
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	5.200	04/15/63	1,935	1,961,098
				7,520,606

See Notes to Financial Statements.

PGIM Balanced Fund      53

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875%	02/15/30	600	$447,000
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	675	591,975
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	500	491,222
Gtd. Notes, 144A	5.875	06/15/27	90	88,571
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	55	50,944
Toll Brothers Finance Corp.,
Gtd. Notes	4.350	02/15/28	1,650	1,556,118

				3,225,830

Insurance 0.1%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	81,908
Gtd. Notes, 144A	3.951	10/15/50	180	136,621
Gtd. Notes, 144A	4.569	02/01/29	350	337,097
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37	110	108,515
Markel Corp.,
Sr. Unsec’d. Notes	5.000	03/30/43	25	22,236
New York Life Insurance Co.,
Sub. Notes, 144A	6.750	11/15/39	110	128,383
Principal Financial Group, Inc.,
Gtd. Notes	4.625	09/15/42	15	13,045
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	201,481
Sub. Notes, 144A	6.850	12/16/39	22	24,761

				1,054,047

Leisure Time 0.0%
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	50	50,313

Lodging 0.2%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	375	316,141
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	830	822,306

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Marriott International, Inc., (cont’d.)
Sr. Unsec’d. Notes, Series R	3.125%	06/15/26	561	$529,531
MGM Resorts International,
Gtd. Notes	6.750	05/01/25	250	252,105

				1,920,083

Machinery-Diversified 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	51,661
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	4.950	09/15/28	89	87,408
Xylem, Inc.,
Sr. Unsec’d. Notes	1.950	01/30/28	975	863,328

				1,002,397

Media 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	350	286,825
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	725	665,960
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52	290	191,038
Sr. Sec’d. Notes	5.375	05/01/47	120	98,643
Sr. Sec’d. Notes	6.384	10/23/35	110	109,167
Sr. Sec’d. Notes	6.484	10/23/45	172	162,127
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	19	16,032
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	255	248,385
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	310	214,153
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	300	147,638
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A	5.375	08/15/26(d)	550	29,756
Discovery Communications LLC,
Gtd. Notes	5.300	05/15/49	575	479,661
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	100	52,768
Gtd. Notes	7.375	07/01/28	100	56,997

See Notes to Financial Statements.

PGIM Balanced Fund      55

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
DISH DBS Corp., (cont’d.)
Gtd. Notes	7.750%	07/01/26	400	$264,001
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	175	168,272
Time Warner Cable LLC,
Sr. Sec’d. Notes	5.500	09/01/41	140	120,945

				3,312,368

Mining 0.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43	280	293,420
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32	200	188,218
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes	7.500	07/27/35	95	110,945

				592,583

Miscellaneous Manufacturing 0.1%
Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29	450	428,197
Teledyne Technologies, Inc.,
Gtd. Notes	2.750	04/01/31	935	798,280

				1,226,477

Oil & Gas 0.8%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	225	220,680
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	450	378,991
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A (original cost $73,668; purchased 10/13/20)(f)	9.000	11/01/27	79	96,324
Sr. Unsec’d. Notes, 144A (original cost $125,000;purchased 12/14/20)(f)	8.250	12/31/28	125	121,088
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	4.375(ff)	06/22/25(oo)	750	715,312
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47	318	295,651

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500%	02/01/26		125	$122,970
Gtd. Notes, 144A	5.875	02/01/29		125	118,962
ConocoPhillips Co.,
Gtd. Notes	3.758	03/15/42		150	127,747
Continental Resources, Inc.,
Gtd. Notes	4.500	04/15/23		151	150,894
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.600	07/15/41		35	33,529
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		68	62,223
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		400	397,102
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24		100	96,875
Sr. Sec’d. Notes, 144A	4.875	03/30/26		200	184,400
Sr. Sec’d. Notes, 144A	5.375	03/30/28		275	246,180
EOG Resources, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/35		120	110,033
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		50	46,518
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		125	115,287
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		50	46,215
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		150	138,680
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.125	02/01/27		200	203,000
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	230	245,744
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	180	153,764
Gtd. Notes	5.350	02/12/28		49	41,331
Gtd. Notes	6.490	01/23/27		61	55,357
Gtd. Notes	6.500	03/13/27		1,613	1,457,507
Gtd. Notes	6.700	02/16/32		10	7,928
Gtd. Notes, EMTN	4.875	02/21/28	EUR	240	216,244
Gtd. Notes, MTN	6.750	09/21/47		133	85,951
Phillips 66 Co.,
Gtd. Notes, 144A	3.550	10/01/26		360	343,781

See Notes to Financial Statements.

PGIM Balanced Fund      57

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	3.125%	07/12/41	210	$163,380
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27	870	833,870

				7,633,518

Oil & Gas Services 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28	336	323,040

Packaging & Containers 0.1%
AptarGroup, Inc.,
Sr. Unsec’d. Notes	3.600	03/15/32	780	687,748
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27	200	179,499
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	25	25,297

				892,544

Pharmaceuticals 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25	315	309,920
Sr. Unsec’d. Notes	4.250	11/21/49	1,285	1,133,666
Sr. Unsec’d. Notes	4.500	05/14/35	235	227,834
Sr. Unsec’d. Notes	4.550	03/15/35	430	420,579
Sr. Unsec’d. Notes	4.700	05/14/45	250	234,619
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	150	56,277
Gtd. Notes, 144A	5.000	02/15/29	75	27,816
Gtd. Notes, 144A	5.250	01/30/30	50	18,531
Gtd. Notes, 144A	5.250	02/15/31	350	134,313
Gtd. Notes, 144A	6.250	02/15/29	200	74,000
Gtd. Notes, 144A	7.000	01/15/28	250	102,500
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	3.734	12/15/24	18	17,633
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	70	65,176
Cigna Group (The),
Gtd. Notes	4.500	02/25/26	967	962,402

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes	3.250%	08/15/29	800	$731,728
Sr. Unsec’d. Notes	4.300	03/25/28	359	352,607
Sr. Unsec’d. Notes	5.125	07/20/45	357	338,346
Sr. Unsec’d. Notes	5.300	12/05/43	45	44,218
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes	3.025	07/09/40	250	190,743
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	800	635,528
Viatris, Inc.,
Gtd. Notes	4.000	06/22/50	325	213,775

				6,292,211

Pipelines 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	350	341,852
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/44	10	8,711
Energy Transfer LP,
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	610	538,253
Sr. Unsec’d. Notes	4.950	06/15/28	210	208,649
Sr. Unsec’d. Notes	5.000	05/15/50	170	144,646
Sr. Unsec’d. Notes	5.300	04/15/47	500	439,104
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	220	156,310
Gtd. Notes	3.950	01/31/60	55	42,633
Gtd. Notes	4.200	01/31/50	345	292,776
Gtd. Notes	4.850	03/15/44	185	171,584
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	297,838
Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	220	145,447
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	535,192
Sr. Unsec’d. Notes	4.500	04/15/38	175	155,238
Sr. Unsec’d. Notes	4.875	06/01/25	375	372,397
Sr. Unsec’d. Notes	4.950	03/14/52	520	451,491
Sr. Unsec’d. Notes	5.200	03/01/47	20	17,932
Sr. Unsec’d. Notes	5.500	02/15/49	90	83,779
Sr. Unsec’d. Notes	5.650	03/01/53	80	76,942

See Notes to Financial Statements.

PGIM Balanced Fund      59

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
ONEOK Partners LP,
Gtd. Notes	6.200%	09/15/43	205	$202,790
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	1,000	775,694
Gtd. Notes	4.950	07/13/47	50	41,859
Spectra Energy Partners LP,
Gtd. Notes	3.375	10/15/26	165	156,775
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	275	253,063
Gtd. Notes, 144A	6.000	12/31/30	125	111,634
Gtd. Notes, 144A	7.500	10/01/25	150	150,398
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	30	27,059
Sr. Sec’d. Notes, 144A	4.125	08/15/31	30	26,344
Western Midstream Operating LP,
Sr. Unsec’d. Notes	5.300	03/01/48	20	17,071
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45	220	193,681
Sr. Unsec’d. Notes	5.300	08/15/52	195	184,113
Sr. Unsec’d. Notes	5.400	03/02/26	430	438,606
Sr. Unsec’d. Notes	5.400	03/04/44	175	164,259

				7,224,120

Real Estate 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	350	296,162

Real Estate Investment Trusts (REITs) 0.6%
Brandywine Operating Partnership LP,
Gtd. Notes	4.550	10/01/29	450	335,808
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	345	309,023
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	50	35,785
Gtd. Notes	9.750	06/15/25	25	24,186
Sr. Unsec’d. Notes	4.750	05/01/24	50	45,264
Sr. Unsec’d. Notes	4.750	02/15/28	400	269,948
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.375	04/15/26	175	170,136

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Healthpeak OP LLC,
Gtd. Notes	2.875%	01/15/31	315	$271,117
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR 200	145,865
Realty Income Corp.,
Sr. Unsec’d. Notes	3.400	01/15/28	800	750,996
Sun Communities Operating LP,
Gtd. Notes	2.700	07/15/31	675	546,760
Ventas Realty LP,
Gtd. Notes	2.650	01/15/25	1,750	1,666,707
Welltower OP LLC,
Gtd. Notes	4.250	04/01/26	160	156,866
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.250	04/01/33	545	415,844

				5,144,305

Retail 0.3%
Advance Auto Parts, Inc.,
Gtd. Notes	5.900	03/09/26	200	204,238
AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31	185	147,200
Dollar Tree, Inc.,
Sr. Unsec’d. Notes	2.650	12/01/31	750	627,121
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	6.250	10/30/25	EUR 1,200	1,200,631
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25	170	168,005
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	450	438,207

				2,785,402

Semiconductors 0.2%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	1,750	1,463,837
Intel Corp.,
Sr. Unsec’d. Notes	5.900	02/10/63	205	210,798

				1,674,635

See Notes to Financial Statements.

PGIM Balanced Fund      61

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.450%	03/02/28	620	$633,300
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	48	33,805
Oracle Corp.,
Sr. Unsec’d. Notes	5.550	02/06/53	245	233,185

				900,290

Telecommunications 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	129	103,770
Sr. Unsec’d. Notes	3.500	09/15/53	1,658	1,203,982
Sr. Unsec’d. Notes	3.550	09/15/55	115	82,608
Sr. Unsec’d. Notes	4.300	02/15/30	5	4,862
Sr. Unsec’d. Notes	4.500	05/15/35	125	117,220
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes	9.625	12/15/30	50	62,188
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $33,363; purchased 03/21/23 - 03/22/23)(f)	8.000	04/01/25	85	33,788
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $135,375; purchased 02/10/21)(f)	8.000	12/31/26	150	30,000
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $15,750; purchased 03/17/23)(f)	13.000	12/31/25	25	15,750
Sr. Sec’d. Notes, 144A (original cost $210,000;purchased 01/05/21)(f)	8.750	05/25/24	200	182,000
Sr. Sec’d. Notes, 144A (original cost $183,969;purchased 01/05/21)(f)	8.750	05/25/24	175	159,250
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $42,000; purchased 03/15/23)(f)	6.750	06/01/23	200	40,000
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	200	189,188
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)	400	—
Gtd. Notes, 144A^	8.500	10/15/24(d)	25	—
Gtd. Notes, 144A^	9.750	07/15/25(d)	25	—

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg), (cont’d.)
Sr. Sec’d. Notes, 144A	6.500%	03/15/30		625	$572,957
Matterhorn Telecom SA (Luxembourg),
Sr. Sec’d. Notes	3.125	09/15/26	EUR	800	801,341
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		300	365,114
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		1,910	1,618,001
Gtd. Notes	2.625	02/15/29		275	242,544
Gtd. Notes	3.750	04/15/27		75	72,120
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.400	03/22/41		480	382,076

					6,278,759

Transportation 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	6.700	08/01/28		135	145,909
CSX Corp.,
Sr. Unsec’d. Notes	6.150	05/01/37		170	187,121
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		200	173,537
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	5.590	05/17/25		20	20,224

					526,791

Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.550	05/01/28		785	783,869

TOTAL CORPORATE BONDS (cost $158,854,870)					140,156,472

FLOATING RATE AND OTHER LOANS 0.1%

Media 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 3 Month SOFR + 8.150%	12.775(c)	05/25/26		75	69,811
Second Lien Term loan,	8.025	08/24/26		620	38,594

					108,405

See Notes to Financial Statements.

PGIM Balanced Fund      63

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Oil & Gas 0.0%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	13.815%(c)	11/01/25	152	$160,930

Telecommunications 0.1%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	8.081(c)	05/27/24	343	306,022

TOTAL FLOATING RATE AND OTHER LOANS (cost $757,257)				575,357

MUNICIPAL BONDS 0.3%

Alabama 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B	4.263	09/15/32	35	33,602

California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	220	267,690
Taxable, Revenue Bonds	2.574	04/01/31	415	370,599
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	210	261,361
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	18,783

				918,433

Illinois 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B	6.395	01/01/40	160	187,945
State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	100	99,635

				287,580

Michigan 0.1%
Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/22	435	341,861
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	440	388,760
Taxable, Revenue Bonds, Series B	2.437	04/01/40	550	405,739

				1,136,360

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414%	01/01/40	165	$207,454

New York 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	5.767	08/01/36	180	189,742

Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	65	66,021
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2	4.879	12/01/34	45	45,885

				111,906

Oregon 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	70	77,727

Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B	5.511	12/01/45	80	87,241

Virginia 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	66,293

TOTAL MUNICIPAL BONDS
(cost $3,289,626)				3,116,338

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.4%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1	5.250	09/25/35	2	1,470
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1	3.901(cc)	02/25/35	6	5,369
Bellemeade Re Ltd.,
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	6.695(c)	10/25/28	2	1,571

See Notes to Financial Statements.

PGIM Balanced Fund      65

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd., (cont’d.)
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	8.445%(c)	06/25/30	57	$57,850
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.310(c)	03/25/31	115	114,851
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	7.510(c)	03/25/31	150	149,817
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.710(c)	01/26/32	160	158,253
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.260(c)	01/26/32	360	349,895
BVRT Financing Trust^,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%	6.558(c)	09/12/26	406	406,463
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5	3.949(cc)	02/25/37	15	14,072
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A	6.170	09/25/62	287	285,400
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	6.995(c)	09/25/31	11	11,163
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	6.945(c)	10/25/39	14	14,383
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.810(c)	03/25/42	105	108,215
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.810(c)	03/25/42	90	91,379
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57	199	187,797
Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	354	342,652
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.545(c)	11/25/28	69	68,753
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	8.145(c)	04/25/29	200	200,451
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.710(c)	10/25/33	29	28,503
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.260(c)	10/25/33	280	279,508
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.010(c)	04/25/34	240	242,666
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.560(c)	11/25/41	90	83,475

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMIC,
Series 2014-11, Class VB	4.500%	04/25/42	500	$498,444
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.560(c)	11/25/50	250	249,141
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	7.160(c)	11/25/50	684	684,437
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.960(c)	08/25/33	1,120	1,065,227
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	6.695(c)	02/25/50	146	145,167
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	10.845(c)	08/25/50	424	457,538
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	9.360(c)	10/25/50	190	200,191
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.210(c)	01/25/51	100	91,273
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.060(c)	10/25/33	275	262,424
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	7.610(c)	01/25/34	290	266,301
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.210(c)	01/25/34	86	84,532
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.960(c)	10/25/41	300	281,111
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.560(c)	08/25/33	160	140,848
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.710(c)	12/25/33	100	88,531
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.910(c)	09/25/41	100	90,946
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.660(c)	09/25/41	300	270,015
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.910(c)	12/25/41	200	180,008
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	6.410(c)	01/25/42	410	387,497
Home Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	6.160(c)	01/25/34	150	148,301
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.360(c)	01/25/34	235	227,702

See Notes to Financial Statements.

PGIM Balanced Fund      67

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	3.938%(cc)	07/25/35	5	$4,997
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	6.858	09/25/59	218	213,479
Series 2020-GS01, Class A1, 144A	5.882	10/25/59	262	261,835
Series 2020-SL01, Class A, 144A	2.734	01/25/60	69	67,892
Series 2021-GS01, Class A1, 144A	1.892	10/25/66	133	122,859
Series 2021-SL01, Class A, 144A	1.991(cc)	09/25/60	110	107,577
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	59	56,910
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	40	38,507
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.595(c)	01/25/48	67	65,101
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.460(c)	04/25/34	200	197,432
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	5.495(c)	06/25/57	60	55,436
PMT Credit Risk Transfer Trust,
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.131(c)	03/27/25	900	900,000
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	7.695(c)	02/25/25	150	149,229
Radnor Re Ltd.,
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	6.295(c)	01/25/30	192	191,362
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.410(c)	11/25/31	172	171,161
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.260(c)	11/25/31	300	292,940
Retiro Mortgage Securities DAC (Spain),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	4.468(c)	07/30/75	EUR 225	233,826
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA	3.500	08/25/58	309	295,239
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.902(c)	06/24/71	EUR 114	120,549
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	5.193(cc)	02/25/34	13	11,675

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	4.208%(c)	02/25/57	91	$90,104

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $13,006,759)				12,671,700

SOVEREIGN BONDS 0.7%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	3.125	10/11/27	485	466,661
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30	200	169,663
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes	1.375	09/23/50	EUR 180	107,366
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	7.375	09/18/37	100	96,081
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29	440	413,132
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28	200	188,787
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR 100	79,711
Sr. Unsec’d. Notes	1.450	09/18/26	EUR 315	312,537
Sr. Unsec’d. Notes	3.375	07/30/25	EUR 350	375,139
Sr. Unsec’d. Notes	3.500	01/11/28	370	353,882
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23	200	196,672
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	6.700	01/26/36	200	211,850
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26	100	94,155
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	5.103	04/23/48	200	203,000
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29	2,000	1,706,654
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR 98	80,774
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR 581	478,990
Sr. Unsec’d. Notes	3.125	05/15/27	EUR 497	485,029
Sr. Unsec’d. Notes, 144A	6.250	05/26/28	200	201,750
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	8.994	02/01/26(d)	300	54,806

See Notes to Financial Statements.

PGIM Balanced Fund      69

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes, 144A	4.375%	01/27/32(d)	EUR 200		$36,873
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)	640		139,720
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	110		108,075
Sr. Unsec’d. Notes	5.100	06/18/50	65		65,195

TOTAL SOVEREIGN BONDS (cost $8,287,833)					6,626,502

U.S. GOVERNMENT AGENCY OBLIGATIONS 6.2%
Federal Home Loan Bank	5.500	07/15/36	135		155,510
Federal Home Loan Mortgage Corp.	2.500	03/01/51	1,491		1,288,282
Federal Home Loan Mortgage Corp.	3.000	01/01/52	2,071		1,860,635
Federal Home Loan Mortgage Corp.	3.000	02/01/52	1,898		1,705,065
Federal Home Loan Mortgage Corp.	3.500	03/01/52	939		872,831
Federal Home Loan Mortgage Corp.	4.500	10/01/39	65		65,049
Federal Home Loan Mortgage Corp.	4.500	07/01/52	1,498		1,467,684
Federal Home Loan Mortgage Corp.	4.500	08/01/52	1,077		1,055,080
Federal Home Loan Mortgage Corp.	5.000	04/01/34	6		6,329
Federal Home Loan Mortgage Corp.	5.000	05/01/34	13		13,748
Federal Home Loan Mortgage Corp.	5.000	10/01/35	19		19,304
Federal Home Loan Mortgage Corp.	5.000	11/01/41	133		136,120
Federal Home Loan Mortgage Corp.	5.000	09/01/52	1,652		1,646,980
Federal Home Loan Mortgage Corp.	5.000	10/01/52	1,492		1,488,349
Federal Home Loan Mortgage Corp.	5.500	12/01/33	13		12,952
Federal Home Loan Mortgage Corp.	5.500	05/01/34	3		3,044
Federal Home Loan Mortgage Corp.	5.500	07/01/34	28		28,918
Federal Home Loan Mortgage Corp.	5.500	05/01/37	5		4,840
Federal Home Loan Mortgage Corp.	5.500	10/01/37	9		9,252
Federal Home Loan Mortgage Corp.	6.000	01/01/34	13		12,917
Federal Home Loan Mortgage Corp.	7.000	10/01/31	—(r	)	475
Federal Home Loan Mortgage Corp.	7.000	05/01/32	4		3,546
Federal National Mortgage Assoc.	2.000	11/01/50	3,000		2,488,720
Federal National Mortgage Assoc.	2.000	12/01/50	1,323		1,097,249
Federal National Mortgage Assoc.	2.000	05/01/51	556		461,154
Federal National Mortgage Assoc.	2.000	08/01/51	1,261		1,044,891
Federal National Mortgage Assoc.	2.000	11/01/51	3,093		2,561,893
Federal National Mortgage Assoc.	3.000	12/01/51	929		834,678
Federal National Mortgage Assoc.	3.000	02/01/52	463		416,276
Federal National Mortgage Assoc.	3.000	03/01/52	2,826		2,538,624
Federal National Mortgage Assoc.	3.500	TBA(tt)	2,000		1,858,359
Federal National Mortgage Assoc.	3.500	01/01/52	433		402,713
Federal National Mortgage Assoc.	3.500	02/01/52	1,352		1,257,845
Federal National Mortgage Assoc.	4.000	TBA	4,000		3,827,516

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	04/01/52	1,389	$1,328,654
Federal National Mortgage Assoc.	4.000	05/01/52	2,628	2,514,611
Federal National Mortgage Assoc.	4.000	12/01/52	501	479,590
Federal National Mortgage Assoc.	4.500	TBA	2,000	1,959,592
Federal National Mortgage Assoc.	4.500	09/01/39	50	50,476
Federal National Mortgage Assoc.	4.500	08/01/40	45	45,430
Federal National Mortgage Assoc.	4.500	02/01/44	60	60,721
Federal National Mortgage Assoc.	4.500	08/01/44	132	131,505
Federal National Mortgage Assoc.	4.500	01/01/45	112	111,893
Federal National Mortgage Assoc.	4.500	05/01/52	479	471,863
Federal National Mortgage Assoc.	4.500	06/01/52	970	950,902
Federal National Mortgage Assoc.	4.500	07/01/52	998	977,712
Federal National Mortgage Assoc.	4.500	08/01/52	1,022	1,001,067
Federal National Mortgage Assoc.	5.000	07/01/35	16	16,448
Federal National Mortgage Assoc.	5.000	02/01/36	26	26,292
Federal National Mortgage Assoc.	5.000	06/01/52	470	469,055
Federal National Mortgage Assoc.	5.000	07/01/52	2,411	2,405,479
Federal National Mortgage Assoc.	5.000	09/01/52	1,351	1,346,987
Federal National Mortgage Assoc.	5.500	06/01/33	5	5,395
Federal National Mortgage Assoc.	5.500	08/01/33	11	11,755
Federal National Mortgage Assoc.	5.500	09/01/33	14	14,029
Federal National Mortgage Assoc.	5.500	09/01/33	28	28,830
Federal National Mortgage Assoc.	5.500	01/01/34	11	11,759
Federal National Mortgage Assoc.	5.500	01/01/34	12	12,094
Federal National Mortgage Assoc.	5.500	07/01/34	20	21,030
Federal National Mortgage Assoc.	5.500	08/01/52	313	316,424
Federal National Mortgage Assoc.	5.500	11/01/52	1,858	1,876,945
Federal National Mortgage Assoc.	6.000	01/01/34	4	4,176
Federal National Mortgage Assoc.	6.000	01/01/34	66	68,568
Federal National Mortgage Assoc.	6.000	02/01/34	6	6,070
Federal National Mortgage Assoc.	6.000	10/01/34	1	1,038
Federal National Mortgage Assoc.	6.000	10/01/34	4	4,303
Federal National Mortgage Assoc.	6.000	11/01/34	9	9,159
Federal National Mortgage Assoc.	6.000	11/01/34	15	15,234
Federal National Mortgage Assoc.	6.000	11/01/34	24	24,593
Federal National Mortgage Assoc.	6.000	01/01/35	49	50,116
Federal National Mortgage Assoc.	6.000	02/01/35	27	28,377
Federal National Mortgage Assoc.	6.000	08/01/36	10	9,810
Federal National Mortgage Assoc.	6.000	08/01/38	4	3,969
Federal National Mortgage Assoc.	6.000	11/01/52	1,077	1,099,648
Federal National Mortgage Assoc.	6.500	05/01/24	2	2,560
Federal National Mortgage Assoc.	6.500	07/01/29	3	2,610
Federal National Mortgage Assoc.	6.500	07/01/32	8	8,748
Federal National Mortgage Assoc.	6.500	04/01/33	5	5,457
Federal National Mortgage Assoc.	6.500	01/01/34	1	1,516

See Notes to Financial Statements.

PGIM Balanced Fund      71

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.500%	01/01/34	9		$9,546
Federal National Mortgage Assoc.	6.500	10/01/36	11		11,031
Federal National Mortgage Assoc.	6.500	09/01/37	36		38,170
Federal National Mortgage Assoc.	6.500	10/01/37	34		35,524
Federal National Mortgage Assoc.(k)	6.625	11/15/30	200		237,011
Federal National Mortgage Assoc.	7.000	06/01/32	5		5,452
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452		541,344
Federal National Mortgage Assoc.	7.500	09/01/30	—(r	)	463
Federal National Mortgage Assoc.	8.000	12/01/23	—(r	)	0
Federal National Mortgage Assoc.	8.500	02/01/28	1		718
Government National Mortgage Assoc.	3.000	09/20/43	98		91,269
Government National Mortgage Assoc.	3.000	01/20/44	30		28,067
Government National Mortgage Assoc.	3.000	03/15/45	60		55,320
Government National Mortgage Assoc.	3.000	05/20/45	94		87,334
Government National Mortgage Assoc.	3.000	08/20/45	174		161,568
Government National Mortgage Assoc.	3.000	06/20/46	186		172,043
Government National Mortgage Assoc.	3.000	03/20/47	105		96,626
Government National Mortgage Assoc.	3.000	12/20/48	498		459,405
Government National Mortgage Assoc.	3.000	06/20/51	607		555,609
Government National Mortgage Assoc.	3.000	08/20/51	1,902		1,738,729
Government National Mortgage Assoc.	3.500	TBA	4,000		3,749,844
Government National Mortgage Assoc.	5.000	10/20/37	9		9,592
Government National Mortgage Assoc.	5.000	04/20/45	48		49,772
Government National Mortgage Assoc.	5.500	07/15/33	9		9,303
Government National Mortgage Assoc.	5.500	12/15/33	4		3,861
Government National Mortgage Assoc.	5.500	09/15/34	83		84,199
Government National Mortgage Assoc.	5.500	01/15/36	30		30,352
Government National Mortgage Assoc.	5.500	02/15/36	64		65,004
Government National Mortgage Assoc.	6.500	09/15/23	—(r	)	164
Government National Mortgage Assoc.	6.500	12/15/23	—(r	)	112
Government National Mortgage Assoc.	6.500	12/15/23	—(r	)	293
Government National Mortgage Assoc.	6.500	04/15/24	4		3,928
Government National Mortgage Assoc.	6.500	07/15/32	1		1,113
Government National Mortgage Assoc.	6.500	08/15/32	—(r	)	194
Government National Mortgage Assoc.	6.500	08/15/32	1		607
Government National Mortgage Assoc.	6.500	08/15/32	1		1,325
Government National Mortgage Assoc.	6.500	08/15/32	6		6,285
Government National Mortgage Assoc.	7.000	06/15/24	—(r	)	350
Government National Mortgage Assoc.	7.000	05/15/31	3		3,123
Government National Mortgage Assoc.	7.500	04/15/29	—(r	)	450
Government National Mortgage Assoc.	8.000	06/15/25	7		6,789
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90		106,960

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $57,964,228)					57,098,167

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS 4.2%
U.S. Treasury Bonds	1.375%	11/15/40	135	$92,897
U.S. Treasury Bonds	2.000	11/15/41	8,140	6,140,613
U.S. Treasury Bonds(k)	2.250	05/15/41	22,655	17,993,026
U.S. Treasury Bonds	2.250	08/15/49	520	390,894
U.S. Treasury Bonds	2.375	11/15/49	2,915	2,252,293
U.S. Treasury Bonds	2.500	02/15/46	1,060	841,706
U.S. Treasury Bonds	2.875	05/15/43	1,380	1,191,113
U.S. Treasury Bonds	2.875	05/15/52	760	650,394
U.S. Treasury Bonds	3.000	02/15/49	5,420	4,744,194
U.S. Treasury Bonds	3.625	08/15/43	70	67,911
U.S. Treasury Bonds	4.000	11/15/42	160	164,350
U.S. Treasury Bonds	4.000	11/15/52	640	679,500
U.S. Treasury Strips Coupon	1.467(s)	11/15/41	210	100,972
U.S. Treasury Strips Coupon(k)	2.052(s)	11/15/43	6,350	2,799,705
U.S. Treasury Strips Coupon(k)	2.374(s)	05/15/43	550	247,822
U.S. Treasury Strips Coupon	2.415(s)	11/15/40	500	252,207
U.S. Treasury Strips Coupon	2.450(s)	02/15/45	90	37,779
U.S. Treasury Strips Coupon	2.732(s)	08/15/30	286	219,516
U.S. Treasury Strips Coupon	4.002(s)	05/15/41	30	14,784
U.S. Treasury Strips Coupon	4.018(s)	11/15/42	100	45,863

TOTAL U.S. TREASURY OBLIGATIONS (cost $48,237,532)				38,927,539

TOTAL LONG-TERM INVESTMENTS (cost $837,167,489)				905,849,037

			Shares

SHORT-TERM INVESTMENTS 3.7%

AFFILIATED MUTUAL FUNDS 3.7%
PGIM Core Government Money Market Fund(wi)			33,209,417	33,209,417
PGIM Institutional Money Market Fund (cost $874,136; includes $865,309 of cash collateral for securities on loan)(b)(wi)			874,537	874,099

TOTAL AFFILIATED MUTUAL FUNDS (cost $34,083,553)				34,083,516

See Notes to Financial Statements.

PGIM Balanced Fund      73

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.0%
U.S. Treasury Bills (cost $113,901)	4.643%	06/15/23	115	$113,919

TOTAL SHORT-TERM INVESTMENTS (cost $34,197,454)				34,197,435

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost $871,364,943)				940,046,472

OPTIONS WRITTEN*~ (0.0)% (premiums received $18,399)				(5,873)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.7% (cost $871,346,544)				940,040,599
Liabilities in excess of other assets(z) (1.7)%				(15,345,796)

NET ASSETS 100.0%				$924,694,803

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar

See Notes to Financial Statements.

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ADR—American Depositary Receipt
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CGM—Citigroup Global Markets, Inc.
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CVA—Certificate Van Aandelen (Bearer)
CVR—Contingent Value Rights
DAC—Designated Activity Company
DB—Deutsche Bank AG
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GMTN—Global Medium Term Note
GS—Goldman Sachs & Co. LLC
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S&P—Standard & Poor’s
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG

See Notes to Financial Statements.

PGIM Balanced Fund      75

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $493,820 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $811,452; cash collateral of $865,309 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $822,650. The aggregate value of $681,650 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $2,000,000 is 0.2% of net assets.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $894,004)	3.000%	TBA	05/11/23	$(1,000)	$(898,197)

See Notes to Financial Statements.

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
FNMA TBA 5.50%	Call	BOA	04/06/23	$100.75	—	1,500	$(5,707)
FNMA TBA 5.50%	Put	CGM	04/06/23	$99.64	—	3,000	(93)

Total OTC Traded (premiums received $18,399)							$(5,800)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA ^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	4,500	$(73)

(premiums received $0)
Total Options Written (premiums received $18,399)								$(5,873)

Options Purchased:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.85%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	14,200	$5,778	$(39,094)

(cost $44,872)
Options Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.75%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	14,200	$(27,224)	$8,276

(premiums received $35,500)

Futures contracts outstanding at March 31, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
24	2 Year U.S.Treasury Notes	Jun. 2023	$4,954,875	$62,302
99	5 Year U.S.Treasury Notes	Jun. 2023	10,841,273	(55,972)
412	10 Year U.S. Treasury Notes	Jun. 2023	47,347,815	753,747

See Notes to Financial Statements.

PGIM Balanced Fund      77

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Futures contracts outstanding at March 31, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
15	Mini MSCI Emerging Markets Index	Jun. 2023	$746,625	$ 25,910
3	S&P 500 E-Mini Index	Jun. 2023	620,663	36,332

				822,319

Short Positions:
22	5 Year Euro-Bobl	Jun. 2023	2,812,499	(67,191)
15	10 Year Euro-Bund	Jun. 2023	2,209,777	(75,712)
64	10 Year U.S. Ultra Treasury Notes	Jun. 2023	7,753,000	(235,360)
82	20 Year U.S. Treasury Bonds	Jun. 2023	10,754,812	(365,771)
10	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	1,411,250	18,583
7	Euro Schatz Index	Jun. 2023	802,384	(8,258)

				(733,709)

				$ 88,610

Forward foreign currency exchange contracts outstanding at March 31, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/23	CITI	AUD	159	$110,000	$106,196	$—	$(3,804)
Expiring 04/19/23	HSBC	AUD	162	109,402	108,363	—	(1,039)
Expiring 04/19/23	JPM	AUD	671	468,705	448,609	—	(20,096)
Expiring 04/19/23	MSI	AUD	158	110,000	105,560	—	(4,440)
Brazilian Real,
Expiring 04/04/23	CITI	BRL	1,221	233,447	240,853	7,406	—
Expiring 05/03/23	CITI	BRL	587	111,014	115,068	4,054	—
British Pound,
Expiring 04/19/23	JPM	GBP	311	380,843	384,305	3,462	—
Expiring 04/19/23	MSI	GBP	439	542,597	541,969	—	(628)
Canadian Dollar,
Expiring 04/19/23	BOA	CAD	231	172,236	170,798	—	(1,438)
Chilean Peso,
Expiring 06/22/23	BARC	CLP	188,480	227,000	234,917	7,917	—
Expiring 06/22/23	UAG	CLP	179,130	222,000	223,263	1,263	—
Colombian Peso,
Expiring 06/21/23	BARC	COP	4,657,576	962,484	983,582	21,098	—
Expiring 06/21/23	BARC	COP	2,489,118	514,492	525,649	11,157	—
Expiring 06/21/23	DB	COP	3,058,634	633,159	645,919	12,760	—
Expiring 06/21/23	MSI	COP	2,696,545	554,993	569,453	14,460	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 04/19/23	BOA	CZK	9,420	$421,000	$434,860	$13,860	$—
Expiring 04/19/23	MSI	CZK	10,701	482,000	494,016	12,016	—
Euro,
Expiring 04/19/23	BARC	EUR	518	558,023	562,897	4,874	—
Expiring 04/19/23	MSI	EUR	102	112,000	110,275	—	(1,725)
Expiring 04/19/23	MSI	EUR	102	110,108	110,737	629	—
Expiring 04/19/23	MSI	EUR	50	54,783	54,282	—	(501)
Expiring 04/19/23	UAG	EUR	758	822,979	823,049	70	—
Hungarian Forint,
Expiring 04/19/23	BARC	HUF	19,601	51,681	55,594	3,913	—
Expiring 04/19/23	BOA	HUF	59,278	158,319	168,129	9,810	—
Expiring 04/19/23	HSBC	HUF	313,098	820,283	888,035	67,752	—
Expiring 04/19/23	HSBC	HUF	208,732	550,243	592,024	41,781	—
Expiring 04/19/23	JPM	HUF	125,413	333,028	355,708	22,680	—
Expiring 04/19/23	TD	HUF	188,120	501,527	533,562	32,035	—
Indian Rupee,
Expiring 06/21/23	BOA	INR	61,292	744,000	742,977	—	(1,023)
Expiring 06/21/23	JPM	INR	31,266	377,000	379,000	2,000	—
Expiring 06/21/23	MSI	INR	96,580	1,171,765	1,170,737	—	(1,028)
Indonesian Rupiah,
Expiring 06/21/23	GSI	IDR	15,077,888	974,647	1,007,136	32,489	—
Israeli Shekel,
Expiring 06/21/23	CITI	ILS	3,854	1,076,996	1,075,174	—	(1,822)
Expiring 06/21/23	CITI	ILS	2,238	625,162	624,401	—	(761)
Expiring 06/21/23	MSI	ILS	1,789	500,375	499,019	—	(1,356)
Japanese Yen,
Expiring 04/19/23	CITI	JPY	19,468	145,000	147,069	2,069	—
Expiring 04/19/23	CITI	JPY	14,681	112,000	110,903	—	(1,097)
Expiring 04/19/23	CITI	JPY	9,885	74,000	74,676	676	—
Expiring 04/19/23	CITI	JPY	9,870	74,000	74,561	561	—
Expiring 04/19/23	GSI	JPY	14,722	109,000	111,218	2,218	—
Expiring 04/19/23	GSI	JPY	14,528	114,705	109,751	—	(4,954)
Expiring 04/19/23	MSI	JPY	17,362	130,000	131,162	1,162	—
Expiring 04/19/23	MSI	JPY	14,601	109,000	110,304	1,304	—
Expiring 04/19/23	MSI	JPY	14,595	109,000	110,256	1,256	—
Mexican Peso,
Expiring 06/21/23	JPM	MXN	33,472	1,822,537	1,827,848	5,311	—
New Taiwanese Dollar,
Expiring 06/21/23	MSI	TWD	7,798	257,726	257,647	—	(79)
New Zealand Dollar,
Expiring 04/19/23	BARC	NZD	171	111,000	107,074	—	(3,926)

See Notes to Financial Statements.

PGIM Balanced Fund      79

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 06/21/23	CITI	PHP	28,055	$512,000	$516,335	$4,335	$—
Expiring 06/21/23	JPM	PHP	16,403	302,080	301,894	—	(186)
Polish Zloty,
Expiring 04/19/23	HSBC	PLN	1,491	337,000	345,023	8,023	—
Singapore Dollar,
Expiring 06/21/23	BOA	SGD	771	578,000	581,186	3,186	—
South African Rand,
Expiring 06/21/23	JPM	ZAR	10,917	582,708	608,751	26,043	—
Expiring 06/21/23	TD	ZAR	11,908	647,265	663,987	16,722	—
South Korean Won,
Expiring 06/21/23	HSBC	KRW	509,696	391,000	392,048	1,048	—
Expiring 06/21/23	SCB	KRW	710,286	547,000	546,338	—	(662)
Expiring 06/21/23	UAG	KRW	354,753	270,000	272,869	2,869	—
Thai Baht,
Expiring 06/21/23	GSI	THB	8,580	250,000	253,005	3,005	—

				$23,383,312	$23,740,021	407,274	(50,565)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/23	BNP	AUD	313	$222,000	$209,041	$12,959	$—
Expiring 04/19/23	BNP	AUD	205	146,000	137,220	8,780	—
Expiring 04/19/23	CITI	AUD	330	221,875	220,739	1,136	—
Expiring 04/19/23	CITI	AUD	156	110,000	104,671	5,329	—
Expiring 04/19/23	JPM	AUD	490	326,000	327,980	—	(1,980)
Expiring 04/19/23	JPM	AUD	334	223,354	223,414	—	(60)
Expiring 04/19/23	JPM	AUD	206	146,268	137,794	8,474	—
Expiring 04/19/23	JPM	AUD	157	110,045	105,018	5,027	—
Expiring 04/19/23	MSI	AUD	158	111,389	105,687	5,702	—
Brazilian Real,
Expiring 04/04/23	CITI	BRL	635	121,000	125,194	—	(4,194)
Expiring 04/04/23	CITI	BRL	587	111,508	115,659	—	(4,151)
Expiring 05/03/23	SCB	BRL	1,132	219,999	222,060	—	(2,061)
British Pound,
Expiring 04/19/23	HSBC	GBP	2,983	3,642,522	3,681,052	—	(38,530)
Canadian Dollar,
Expiring 04/19/23	CITI	CAD	147	110,000	108,650	1,350	—
Expiring 04/19/23	GSI	CAD	147	110,000	108,935	1,065	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/19/23	JPM	CAD	147	$110,000	$109,147	$853	$—
Chilean Peso,
Expiring 06/22/23	BNP	CLP	252,852	306,079	315,149	—	(9,070)
Expiring 06/22/23	CITI	CLP	90,385	111,000	112,654	—	(1,654)
Expiring 06/22/23	MSI	CLP	91,541	111,000	114,094	—	(3,094)
Expiring 06/22/23	UAG	CLP	663,278	819,529	826,694	—	(7,165)
Expiring 06/22/23	UAG	CLP	181,087	222,000	225,702	—	(3,702)
Chinese Renminbi,
Expiring 05/23/23	HSBC	CNH	4,033	581,000	589,367	—	(8,367)
Expiring 05/23/23	JPM	CNH	3,644	530,000	532,444	—	(2,444)
Expiring 05/23/23	MSI	CNH	23,120	3,377,893	3,378,414	—	(521)
Expiring 05/23/23	SCB	CNH	4,111	594,000	600,750	—	(6,750)
Colombian Peso,
Expiring 06/21/23	MSI	COP	1,131,840	228,000	239,021	—	(11,021)
Expiring 06/21/23	MSI	COP	866,053	177,000	182,892	—	(5,892)
Czech Koruna,
Expiring 04/19/23	HSBC	CZK	3,753	168,095	173,262	—	(5,167)
Expiring 04/19/23	HSBC	CZK	2,530	111,000	116,793	—	(5,793)
Euro,
Expiring 04/19/23	GSI	EUR	51	55,796	55,368	428	—
Expiring 04/19/23	HSBC	EUR	206	220,097	223,644	—	(3,547)
Expiring 04/19/23	HSBC	EUR	104	111,558	112,908	—	(1,350)
Expiring 04/19/23	JPM	EUR	905	985,559	982,513	3,046	—
Expiring 04/19/23	JPM	EUR	101	110,255	109,651	604	—
Expiring 04/19/23	MSI	EUR	8,569	9,348,740	9,303,115	45,625	—
Expiring 04/19/23	SCB	EUR	8,064	8,766,472	8,754,173	12,299	—
Hungarian Forint,
Expiring 04/19/23	BARC	HUF	92,312	242,000	261,824	—	(19,824)
Expiring 04/19/23	BARC	HUF	87,169	228,500	247,236	—	(18,736)
Expiring 04/19/23	BARC	HUF	67,496	184,000	191,438	—	(7,438)
Expiring 04/19/23	HSBC	HUF	91,320	242,000	259,009	—	(17,009)
Indian Rupee,
Expiring 06/21/23	BOA	INR	50,160	603,000	608,035	—	(5,035)
Expiring 06/21/23	JPM	INR	33,279	399,942	403,406	—	(3,464)
Expiring 06/21/23	JPM	INR	20,951	253,000	253,965	—	(965)
Expiring 06/21/23	MSI	INR	41,154	495,000	498,868	—	(3,868)
Expiring 06/21/23	SCB	INR	9,241	111,000	112,017	—	(1,017)
Indonesian Rupiah,
Expiring 06/21/23	BOA	IDR	9,247,084	615,999	617,663	—	(1,664)
Expiring 06/21/23	HSBC	IDR	2,846,876	183,000	190,159	—	(7,159)
Israeli Shekel,
Expiring 06/21/23	CITI	ILS	1,620	448,000	452,003	—	(4,003)

See Notes to Financial Statements.

PGIM Balanced Fund      81

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 04/19/23	BOA	JPY	13,931	$110,000	$105,241	$4,759	$—
Expiring 04/19/23	CITI	JPY	14,536	112,000	109,811	2,189	—
Expiring 04/19/23	JPM	JPY	13,802	109,000	104,265	4,735	—
Expiring 04/19/23	MSI	JPY	14,333	111,000	108,278	2,722	—
Mexican Peso,
Expiring 06/21/23	JPM	MXN	8,745	453,000	477,521	—	(24,521)
Expiring 06/21/23	JPM	MXN	8,441	459,000	460,943	—	(1,943)
New Zealand Dollar,
Expiring 04/19/23	HSBC	NZD	179	111,945	111,934	11	—
Expiring 04/19/23	JPM	NZD	113	73,000	70,524	2,476	—
Expiring 04/19/23	TD	NZD	180	111,618	112,559	—	(941)
Peruvian Nuevo Sol,
Expiring 06/21/23	BARC	PEN	885	232,817	234,017	—	(1,200)
Expiring 06/21/23	SCB	PEN	961	252,055	254,027	—	(1,972)
Philippine Peso,
Expiring 06/21/23	JPM	PHP	58,408	1,057,534	1,074,963	—	(17,429)
Polish Zloty,
Expiring 04/19/23	BARC	PLN	1,120	249,910	259,237	—	(9,327)
Expiring 04/19/23	BARC	PLN	551	123,090	127,490	—	(4,400)
Expiring 04/19/23	BARC	PLN	238	54,195	54,972	—	(777)
Expiring 04/19/23	BOA	PLN	776	177,967	179,553	—	(1,586)
Expiring 04/19/23	CITI	PLN	1,201	273,000	277,944	—	(4,944)
Expiring 04/19/23	MSI	PLN	3,402	773,335	787,153	—	(13,818)
Expiring 04/19/23	MSI	PLN	1,919	439,000	444,102	—	(5,102)
Singapore Dollar,
Expiring 06/21/23	HSBC	SGD	659	488,948	496,824	—	(7,876)
South African Rand,
Expiring 06/21/23	HSBC	ZAR	2,043	112,000	113,930	—	(1,930)
Expiring 06/21/23	JPM	ZAR	2,897	158,000	161,552	—	(3,552)
Expiring 06/21/23	MSI	ZAR	4,286	235,000	239,007	—	(4,007)
Expiring 06/21/23	MSI	ZAR	2,048	112,000	114,187	—	(2,187)
South Korean Won,
Expiring 06/21/23	CITI	KRW	1,633,114	1,243,462	1,256,159	—	(12,697)
Expiring 06/21/23	CITI	KRW	235,228	181,000	180,932	68	—
Expiring 06/21/23	CITI	KRW	144,950	112,000	111,493	507	—
Expiring 06/21/23	JPM	KRW	213,101	163,000	163,913	—	(913)
Expiring 06/21/23	MSI	KRW	290,405	221,000	223,374	—	(2,374)
Expiring 06/21/23	SCB	KRW	426,332	324,000	327,926	—	(3,926)
Thai Baht,
Expiring 06/21/23	BOA	THB	20,407	587,000	601,766	—	(14,766)
Expiring 06/21/23	HSBC	THB	9,951	290,000	293,438	—	(3,438)
Expiring 06/21/23	MSI	THB	16,129	471,000	475,612	—	(4,612)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/21/23	MSI	THB	7,245	$208,233	$213,640	$—	$(5,407)
Expiring 06/21/23	SCB	THB	9,823	282,000	289,670	—	(7,670)

				$47,454,583	$47,704,449	130,144	(380,010)

						$537,418	$(430,575)

Cross currency exchange contracts outstanding at March 31, 2023:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
04/19/23	Buy	AUD	160	JPY	14,496	$—	$(2,485)	GSI
04/19/23	Buy	AUD	317	JPY	29,101	—	(7,801)	CITI
04/19/23	Buy	CZK	6,084	EUR	257	1,958	—	TD
04/19/23	Buy	EUR	204	HUF	78,817	—	(2,293)	BARC
04/19/23	Buy	EUR	206	JPY	28,471	8,558	—	BARC
04/19/23	Buy	EUR	273	CZK	6,551	—	(6,052)	MSI
04/19/23	Buy	EUR	357	PLN	1,704	—	(6,400)	CITI
04/19/23	Buy	EUR	537	CZK	12,860	—	(11,114)	BOA
04/19/23	Buy	HUF	68,339	EUR	170	8,942	—	BARC
04/19/23	Buy	HUF	81,645	EUR	205	9,335	—	BOA
04/19/23	Buy	HUF	88,717	EUR	224	8,117	—	BOA
04/19/23	Buy	HUF	95,187	EUR	240	9,746	—	HSBC
04/19/23	Buy	PLN	1,021	EUR	217	641	—	BARC
04/19/23	Buy	PLN	1,050	EUR	221	3,488	—	MSI
04/19/23	Buy	PLN	1,091	EUR	229	3,370	—	BOA
04/19/23	Buy	PLN	1,560	EUR	331	1,268	—	JPM

						$55,423	$(36,145)

Credit default swap agreements outstanding at March 31, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	04/14/23	0.500%(M)	2,742	*	$2,359	$(256)	$2,615	GSI

See Notes to Financial Statements.

PGIM Balanced Fund      83

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Credit default swap agreements outstanding at March 31, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	685	$(9,798)	$(24,573)	$14,775	BARC
United Mexican States	12/20/24	1.000%(Q)		400	(3,909)	(1,640)	(2,269)	BARC
United States of America	12/20/27	0.250%(Q)	EUR	220	2,382	1,217	1,165	BARC
United States of America	12/20/27	0.250%(Q)	EUR	220	2,382	1,217	1,165	BARC
United States of America	12/20/32	0.250%(Q)	EUR	110	1,759	1,337	422	BNP

					$(7,184)	$(22,442)	$15,258

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos	12/20/24	1.000	%(Q)	400	4.158%	$(20,173)	$(7,198)	$(12,975)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	34,825	$(167,343)	$(409,907)	$(242,564)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	119	05/08/23	0.950%(A)		1 Day SONIA(1)(A)/ 4.178%	$(2,711)	$4,754		$7,465
GBP	928	05/08/26	1.000%(A)		1 Day SONIA(1)(A)/ 4.178%	(34,697)	114,579		149,276
GBP	190	05/08/31	1.150%(A)		1 Day SONIA(1)(A)/ 4.178%	(8,272)	40,614		48,886
	4,452	03/08/25	4.946%(A)		1 Day SOFR(2)(A)/ 4.870%	—	68,114		68,114
	5,724	03/09/25	5.110%(A)		1 Day SOFR(2)(A)/ 4.870%	—	105,472		105,472
	12,993	03/10/25	5.088%(A)		1 Day SOFR(2)(A)/ 4.870%	—	233,825		233,825

					$(45,680)	$567,358		$613,038

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Balanced Fund      85

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Total return swap agreements outstanding at March 31, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -50bps(T)/ 4.330%	GSI	06/20/23	(6,853)	$265,870	$—	$265,870
U.S. Treasury Bond(T)	1 Day USOIS +10bps(T)/ 4.930%	GSI	05/01/23	5,970	(105,827)	—	(105,827)
U.S. Treasury Bond(T)	1 Day USOIS +11bps(T)/ 4.940%	JPM	05/02/23	4,570	(75,786)	—	(75,786)
U.S. Treasury Bond(T)	1 Day USOIS +10bps(T)/ 4.930%	GSI	05/08/23	8,800	2,791	—	2,791

					$87,048	$—	$87,048

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$3,771	$(33,667)	$288,803	$(196,857)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$2,618,588
GS	—	113,919

Total	$—	$2,732,507

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$442,925,777	$95,651,126	$6
Exchange-Traded Fund	414,816	—	—
Preferred Stocks	664,830	208,626	—
Rights	—	—	5,065
Asset-Backed Securities
Automobiles	—	10,699,793	—
Collateralized Debt Obligations	—	1,372,804	—
Collateralized Loan Obligations	—	36,764,033	—
Consumer Loans	—	3,668,801	—
Credit Cards	—	695,011	—
Equipment	—	334,358	—
Home Equity Loans	—	144,967	—
Manufactured Housing	—	29,583	—
Other	—	1,317,274	80,000
Residential Mortgage-Backed Securities	—	406,882	—
Student Loans	—	1,305,179	—
Commercial Mortgage-Backed Securities	—	49,984,581	—
Convertible Bond	—	3,450	—
Corporate Bonds	—	140,156,472	—
Floating Rate and Other Loans	—	575,357	—
Municipal Bonds	—	3,116,338	—
Residential Mortgage-Backed Securities	—	12,265,237	406,463
Sovereign Bonds	—	6,626,502	—
U.S. Government Agency Obligations	—	57,098,167	—
U.S. Treasury Obligations	—	38,927,539	—
Short-Term Investments
Affiliated Mutual Funds	34,083,516	—	—
U.S. Treasury Obligation	—	113,919	—

Total	$478,088,939	$461,465,999	$491,534

Liabilities
Options Written	$—	$(5,800)	$(73)

Other Financial Instruments*
Assets
Centrally Cleared Swaptions Written	$—	$8,276	$—
Futures Contracts	896,874	—	—
OTC Forward Foreign Currency Exchange Contracts	—	537,418	—

See Notes to Financial Statements.

PGIM Balanced Fund      87

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Cross Currency Exchange Contracts	$—	$55,423	$—
OTC Credit Default Swap Agreements	—	6,523	2,359
Centrally Cleared Interest Rate Swap Agreements	—	613,038	—
OTC Total Return Swap Agreements	—	268,661	—

Total	$896,874	$1,489,339	$2,359

Liabilities
Forward Commitment Contract	$—	$(898,197)	$—
Centrally Cleared Swaptions Purchased	—	(39,094)	—
Futures Contracts	(808,264)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(430,575)	—
OTC Cross Currency Exchange Contracts	—	(36,145)	—
Centrally Cleared Credit Default Swap Agreement	—	(242,564)	—
OTC Credit Default Swap Agreements	—	(33,880)	—
OTC Total Return Swap Agreements	—	(181,613)	—

Total	$(808,264)	$(1,862,068)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Centrally cleared swaptions, futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2023 were as follows:

Banks	6.7%
U.S. Government Agency Obligations	6.2
Commercial Mortgage-Backed Securities	5.4
Software	4.6
U.S. Treasury Obligations	4.2
Collateralized Loan Obligations	4.0
Pharmaceuticals	3.8
Affiliated Mutual Funds (0.1% represents investments purchased with collateral from securities on loan)	3.7
Technology Hardware, Storage & Peripherals	3.5
Semiconductors & Semiconductor Equipment	3.4
Automobiles	2.8
Oil, Gas & Consumable Fuels	2.7
Interactive Media & Services	2.5
Financial Services	2.3
Health Care Providers & Services	1.8

Health Care Equipment & Supplies	1.7%
Aerospace & Defense	1.5
Machinery	1.5
Capital Markets	1.4
Insurance	1.4
Residential Mortgage-Backed Securities	1.4
Hotels, Restaurants & Leisure	1.4
Electric	1.3
Beverages	1.3
Entertainment	1.2
Broadline Retail	1.2
Food Products	1.0
Biotechnology	1.0
Chemicals	1.0
IT Services	0.9
Specialty Retail	0.9
Industrial Conglomerates	0.9

See Notes to Financial Statements.

Industry Classification (continued):

Oil & Gas	0.8%
Consumer Staples Distribution & Retail	0.8
Healthcare-Services	0.8
Pipelines	0.8
Household Products	0.8
Metals & Mining	0.8
Telecommunications	0.8
Electric Utilities	0.8
Sovereign Bonds	0.7
Communications Equipment	0.7
Diversified Telecommunication Services	0.6
Trading Companies & Distributors	0.6
Media	0.6
Real Estate Investment Trusts (REITs)	0.6
Agriculture	0.5
Life Sciences Tools & Services	0.5
Textiles, Apparel & Luxury Goods	0.5
Automobile Components	0.5
Commercial Services	0.4
Passenger Airlines	0.4
Energy Equipment & Services	0.4
Consumer Loans	0.4
Specialized REITs	0.4
Home Builders	0.4
Electrical Equipment	0.4
Municipal Bonds	0.3
Multi-Utilities	0.3
Tobacco	0.3
Gas Utilities	0.3
Retail	0.3
Air Freight & Logistics	0.3
Containers & Packaging	0.3
Auto Manufacturers	0.3
Foods	0.3
Construction Materials	0.2
Gas	0.2
Wireless Telecommunication Services	0.2
Electronic Equipment, Instruments & Components	0.2
Professional Services	0.2
Distributors	0.2
Lodging	0.2
Hotel & Resort REITs	0.2
Office REITs	0.2
Real Estate Management & Development	0.2
Industrial REITs	0.2
Semiconductors	0.2

Other	0.2%
Construction & Engineering	0.2
Collateralized Debt Obligations	0.1
Student Loans	0.1
Marine Transportation	0.1
Miscellaneous Manufacturing	0.1
Diversified Financial Services	0.1
Electronics	0.1
Personal Care Products	0.1
Consumer Finance	0.1
Engineering & Construction	0.1
Machinery-Diversified	0.1
Building Products	0.1
Ground Transportation	0.1
Packaging & Containers	0.1
Independent Power & Renewable Electricity Producers	0.1
Airlines	0.1
Trucking & Leasing	0.1
Credit Cards	0.1
Building Materials	0.1
Mining	0.1
Leisure Products	0.1
Diversified Consumer Services	0.1
Household Durables	0.1
Auto Parts & Equipment	0.1
Transportation	0.1
Paper & Forest Products	0.1
Exchange-Traded Fund	0.1
Healthcare-Products	0.0	*
Retail REITs	0.0	*
Distribution/Wholesale	0.0	*
Equipment	0.0	*
Oil & Gas Services	0.0	*
Forest Products & Paper	0.0	*
Real Estate	0.0	*
Health Care REITs	0.0	*
Commercial Services & Supplies	0.0	*
Health Care Technology	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Diversified REITs	0.0	*
Transportation Infrastructure	0.0	*
Home Equity Loans	0.0	*
Residential REITs	0.0	*
Leisure Time	0.0	*
Manufactured Housing	0.0	*

See Notes to Financial Statements.

PGIM Balanced Fund      89

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Industry Classification (continued):

Water Utilities	0.0	*%

	101.7
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.7)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk, and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps and swaptions	$8,276	*	Due from/to broker-variation margin swaps and swaptions	$281,658	*
Credit contracts	Premiums paid for OTC swap agreements	3,771		Premiums received for OTC swap agreements	33,667
Credit contracts	—	—		Options written outstanding, at value	73
Credit contracts	Unrealized appreciation on OTC swap agreements	20,142		Unrealized depreciation on OTC swap agreements	15,244
Equity contracts	Due from/to broker-variation margin futures	62,242	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	55,423		Unrealized depreciation on OTC cross currency exchange contracts	36,145
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	537,418		Unrealized depreciation on OTC forward foreign currency exchange contracts	430,575

See Notes to Financial Statements.

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$834,632	*	Due from/to broker-variation margin futures	$808,264	*
Interest rate contracts	Due from/to broker-variation margin swaps and swaptions	613,038	*	—	—
Interest rate contracts		—		Options written outstanding, at value	5,800
Interest rate contracts	Unrealized appreciation on OTC swap agreements	268,661		Unrealized depreciation on OTC swap agreements	181,613

		$2,403,603			$1,793,039

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(369,002)	$443,538	$—	$—	$(413,316)
Equity contracts	—	—	(76,518)	—	—
Foreign exchange contracts	—	—	—	(710,279)	—
Interest rate contracts	—	—	(3,590,387)	—	613,848

Total	$(369,002)	$443,538	$(3,666,905)	$(710,279)	$200,532

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(138,225)	$(86,105)	$—	$—	$(324,544)
Equity contracts	—	—	269,658	—	—

See Notes to Financial Statements.

PGIM Balanced Fund      91

Schedule of Investments (unaudited) (continued)

as of March 31, 2023

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$—	$—	$(1,078,648)	$—
Interest rate contracts	—	12,599	1,838,788	—	453,547

Total	$(138,225)	$(73,506)	$2,108,446	$(1,078,648)	$129,003

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended March 31, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$124,094

Options Written (2)	70,280,000

Futures Contracts - Long Positions (2)	89,016,590

Futures Contracts - Short Positions (2)	27,253,204

Forward Foreign Currency Exchange Contracts - Purchased (3)	21,011,775

Forward Foreign Currency Exchange Contracts - Sold (3)	46,255,799

Cross Currency Exchange Contracts (4)	6,368,268

Interest Rate Swap Agreements (2)	9,190,536

Credit Default Swap Agreements - Buy Protection (2)	32,363,408

Credit Default Swap Agreements - Sell Protection (2)	3,191,871

Total Return Swap Agreements (2)	17,218,263

*	Average volume is based on average quarter end balances as noted for the six months ended March 31, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$811,452	$(811,452)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$86,639	$(116,576)	$(29,937)	$—	$(29,937)
BNP	23,498	(9,070)	14,428	—	14,428
BOA	52,437	(42,333)	10,104	—	10,104
CGM	—	(93)	(93)	—	(93)
CITI	29,680	(53,328)	(23,648)	—	(23,648)
DB	12,760	—	12,760	—	12,760
GSI	310,481	(113,595)	196,886	(10,000)	186,886
HSBC	128,361	(101,205)	27,156	—	27,156
JPM	85,979	(153,339)	(67,360)	—	(67,360)
MSI	88,364	(77,712)	10,652	(10,652)	—
SCB	12,299	(24,058)	(11,759)	—	(11,759)
TD	50,715	(941)	49,774	—	49,774
UAG	4,202	(10,867)	(6,665)	—	(6,665)

	$885,415	$(703,117)	$182,298	$(20,652)	$161,646

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Balanced Fund      93

Statement of Assets and Liabilities (unaudited)

as of March 31, 2023

Assets
Investments at value, including securities on loan of $811,452:
Unaffiliated investments (cost $837,281,390)	$905,962,956
Affiliated investments (cost $34,083,553)	34,083,516
Cash	33,069
Foreign currency, at value (cost $905,682)	907,983
Receivable for investments sold	11,472,396
Dividends and interest receivable	3,813,043
Receivable for Fund shares sold	614,936
Unrealized appreciation on OTC forward foreign currency exchange contracts	537,418
Tax reclaim receivable	382,198
Unrealized appreciation on OTC swap agreements	288,803
Unrealized appreciation on OTC cross currency exchange contracts	55,423
Due from broker—variation margin futures	22,860
Premiums paid for OTC swap agreements	3,771
Foreign capital gains tax benefit accrued	3,043
Prepaid expenses and other assets	38,249

Total Assets	958,219,664

Liabilities
Payable for investments purchased	29,023,030
Payable for Fund shares purchased	1,079,975
Forward commitment contracts, at value (proceeds receivable $894,004)	898,197
Payable to broker for collateral for securities on loan	865,309
Unrealized depreciation on OTC forward foreign currency exchange contracts	430,575
Management fee payable	402,445
Distribution fee payable	217,735
Unrealized depreciation on OTC swap agreements	196,857
Accrued expenses and other liabilities	178,064
Affiliated transfer agent fee payable	129,887
Unrealized depreciation on OTC cross currency exchange contracts	36,145
Premiums received for OTC swap agreements	33,667
Due to broker—variation margin swaps and swaptions	27,102
Options written outstanding, at value (premiums received $18,399)	5,873

Total Liabilities	33,524,861

Net Assets	$924,694,803

Net assets were comprised of:
Common stock, at par	$60,903
Paid-in capital in excess of par	876,762,706
Total distributable earnings (loss)	47,871,194

Net assets, March 31, 2023	$924,694,803

See Notes to Financial Statements.

Class A
Net asset value and redemption price per share, ($655,270,105 ÷ 43,270,066 shares of common stock issued and outstanding)	$15.14
Maximum sales charge (3.25% of offering price)	0.51

Maximum offering price to public	$15.65

Class C
Net asset value, offering price and redemption price per share, ($64,089,570 ÷ 4,201,654 shares of common stock issued and outstanding)	$15.25

Class R
Net asset value, offering price and redemption price per share, ($136,366 ÷ 9,000 shares of common stock issued and outstanding)	$15.15

Class Z
Net asset value, offering price and redemption price per share, ($118,848,206 ÷ 7,776,191 shares of common stock issued and outstanding)	$15.28

Class R6
Net asset value, offering price and redemption price per share, ($86,350,556 ÷ 5,646,307 shares of common stock issued and outstanding)	$15.29

See Notes to Financial Statements.

PGIM Balanced Fund      95

Statement of Operations (unaudited)

Six Months Ended March 31, 2023

Net Investment Income (Loss)
Income
Interest income	$7,212,470
Unaffiliated dividend income (net of $224,177 foreign withholding tax)	6,670,836
Affiliated dividend income	70,252
Income from securities lending, net (including affiliated income of $6,135)	6,169

Total income	13,959,727

Expenses
Management fee	2,955,981
Distribution fee(a)	1,298,484
Transfer agent’s fees and expenses (including affiliated expense of $254,757)(a)	579,040
Custodian and accounting fees	127,467
Registration fees(a)	45,791
Shareholders’ reports	42,605
Audit fee	23,935
Professional fees	12,888
Directors’ fees	9,915
Miscellaneous	33,960

Total expenses	5,130,066
Less: Fee waiver and/or expense reimbursement(a)	(571,822)
Distribution fee waiver(a)	(223)

Net expenses	4,558,021

Net investment income (loss)	9,401,706

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $5,248) (net of foreign capital gains taxes $(612))	(5,353,544)
Futures transactions	(3,666,905)
Forward and cross currency contract transactions	(710,279)
Options written transactions	443,538
Swap agreement transactions	200,532
Foreign currency transactions	(264,804)

(9,351,462)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(956)) (net of change in foreign capital gains taxes $(15))	94,807,419
Futures	2,108,446
Forward and cross currency contracts	(1,078,648)
Options written	(73,506)
Swap agreements	129,003
Foreign currencies	44,147

95,936,861

Net gain (loss) on investment and foreign currency transactions	86,585,399

Net Increase (Decrease) In Net Assets Resulting From Operations	$95,987,105

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	966,353	331,461	670	—	—
Transfer agent’s fees and expenses	452,138	48,783	584	76,946	589
Registration fees	15,261	7,975	3,230	9,252	10,073
Fee waiver and/or expense reimbursement	(483,958)	(18,463)	(3,578)	(32,278)	(33,545)
Distribution fee waiver	—	—	(223)	—	—

See Notes to Financial Statements.

PGIM Balanced Fund      97

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2023	Year Ended September 30, 2022

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,401,706	$ 15,271,277
Net realized gain (loss) on investment and foreign currency transactions	(9,351,462)	214,458
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	95,936,861	(197,367,427)

Net increase (decrease) in net assets resulting from operations	95,987,105	(181,881,692)

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,185,444)	(89,089,854)
Class C	(370,208)	(10,015,315)
Class R	(1,438)	(47,861)
Class Z	(1,236,408)	(19,206,654)
Class R6	(927,896)	(10,593,601)

	(8,721,394)	(128,953,285)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	43,685,596	148,806,824
Net asset value of shares issued in reinvestment of dividends and distributions	8,549,670	126,356,982
Cost of shares purchased	(87,623,445)	(203,879,367)

Net increase (decrease) in net assets from Fund share transactions	(35,388,179)	71,284,439

Total increase (decrease)	51,877,532	(239,550,538)

Net Assets:
Beginning of period	872,817,271	1,112,367,809

End of period	$924,694,803	$ 872,817,271

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2023

			Year Ended September 30,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.75		$18.70	$15.96	$15.61	$16.38	$15.93
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.24	0.23	0.24	0.24	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.38		(3.02)	2.75	0.63	0.04	1.15
Total from investment operations	1.53		(2.78)	2.98	0.87	0.28	1.34
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.29)	(0.20)	(0.24)	(0.25)	(0.20)
Distributions from net realized gains	-		(1.88)	(0.04)	(0.28)	(0.80)	(0.69)
Total dividends and distributions	(0.14)		(2.17)	(0.24)	(0.52)	(1.05)	(0.89)
Net asset value, end of period	$15.14		$13.75	$18.70	$15.96	$15.61	$16.38
Total Return(b):	11.15%		(16.95)%	18.76%	5.64%	2.28%	8.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$655,270		$615,650	$760,976	$616,646	$590,383	$360,798
Average net assets (000)	$646,005		$732,873	$710,895	$593,393	$416,723	$352,124
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.12%
Expenses before waivers and/or expense reimbursement	1.15	%(d)	1.12%	1.11%	1.16%	1.16%	1.17%
Net investment income (loss)	2.07	%(d)	1.46%	1.28%	1.52%	1.58%	1.22%
Portfolio turnover rate(e)(f)	88%		109%	85%	108%	128%	145%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund      99

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31, 2023

			Year Ended September 30,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.85		$18.81	$16.06	$15.71	$16.48	$16.02
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.11	0.09	0.12	0.13	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.39		(3.03)	2.77	0.64	0.04	1.16
Total from investment operations	1.48		(2.92)	2.86	0.76	0.17	1.24
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.16)	(0.07)	(0.13)	(0.14)	(0.09)
Distributions from net realized gains	-		(1.88)	(0.04)	(0.28)	(0.80)	(0.69)
Total dividends and distributions	(0.08)		(2.04)	(0.11)	(0.41)	(0.94)	(0.78)
Net asset value, end of period	$15.25		$13.85	$18.81	$16.06	$15.71	$16.48
Total Return(b):	10.71%		(17.58)%	17.82%	4.77%	1.62%	7.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$64,090		$65,656	$93,656	$95,166	$108,958	$89,949
Average net assets (000)	$66,474		$85,096	$96,972	$102,396	$92,047	$82,930
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.82	%(d)	1.79%	1.78%	1.77%	1.73%	1.81%
Expenses before waivers and/or expense reimbursement	1.88	%(d)	1.84%	1.82%	1.84%	1.84%	1.87%
Net investment income (loss)	1.24	%(d)	0.65%	0.50%	0.75%	0.87%	0.52%
Portfolio turnover rate(e)(f)	88%		109%	85%	108%	128%	145%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R Shares
	Six Months Ended March 31, 2023

			Year Ended September 30,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.75		$18.70	$15.97	$15.64	$16.38	$15.94
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.16	0.14	0.16	0.17	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.39		(3.02)	2.75	0.64	0.05	1.14
Total from investment operations	1.51		(2.86)	2.89	0.80	0.22	1.25
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.21)	(0.12)	(0.19)	(0.16)	(0.12)
Distributions from net realized gains	-		(1.88)	(0.04)	(0.28)	(0.80)	(0.69)
Total dividends and distributions	(0.11)		(2.09)	(0.16)	(0.47)	(0.96)	(0.81)
Net asset value, end of period	$15.15		$13.75	$18.70	$15.97	$15.64	$16.38
Total Return(b):	10.98%		(17.36)%	18.15%	5.16%	1.85%	8.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$136		$209	$427	$1,135	$2,047	$2,226
Average net assets (000)	$179		$402	$675	$1,439	$1,959	$1,837
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.47	%(d)	1.47%	1.47%	1.47%	1.45%	1.63%
Expenses before waivers and/or expense reimbursement	5.73	%(d)	3.39%	2.72%	2.61%	2.16%	2.88%
Net investment income (loss)	1.60	%(d)	0.97%	0.80%	1.04%	1.14%	0.71%
Portfolio turnover rate(e)(f)	88%		109%	85%	108%	128%	145%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund      101

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31, 2023

			Year Ended September 30,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.87		$18.85	$16.09	$15.73	$16.49	$16.04
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.28	0.27	0.27	0.29	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.40		(3.05)	2.77	0.65	0.04	1.15
Total from investment operations	1.57		(2.77)	3.04	0.92	0.33	1.39
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.33)	(0.24)	(0.28)	(0.29)	(0.25)
Distributions from net realized gains	-		(1.88)	(0.04)	(0.28)	(0.80)	(0.69)
Total dividends and distributions	(0.16)		(2.21)	(0.28)	(0.56)	(1.09)	(0.94)
Net asset value, end of period	$15.28		$13.87	$18.85	$16.09	$15.73	$16.49
Total Return(b) :	11.24%		(16.74)%	18.99%	5.90%	2.59%	8.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$118,848		$113,095	$171,776	$147,635	$174,033	$183,204
Average net assets (000)	$116,141		$146,908	$165,225	$156,846	$172,091	$156,026
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80	%(d)	0.78%	0.77%	0.78%	0.75%	0.82%
Expenses before waivers and/or expense reimbursement	0.86	%(d)	0.83%	0.81%	0.85%	0.86%	0.88%
Net investment income (loss)	2.27	%(d)	1.65%	1.50%	1.74%	1.86%	1.52%
Portfolio turnover rate(e)(f)	88%		109%	85%	108%	128%	145%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended March 31, 2023						November 28, 2017(a) through September 30, 2018
			Year Ended September 30,
			2022	2021	2020	2019
Per Share Operating Performance(b) :
Net Asset Value, Beginning of Period	$13.88		$18.86	$16.10	$15.74	$16.50	$16.48
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.30	0.30	0.29	0.30	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.40		(3.05)	2.76	0.65	0.05	0.73
Total from investment operations	1.58		(2.75)	3.06	0.94	0.35	0.96
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.35)	(0.26)	(0.30)	(0.31)	(0.25)
Distributions from net realized gains	-		(1.88)	(0.04)	(0.28)	(0.80)	(0.69)
Total dividends and distributions	(0.17)		(2.23)	(0.30)	(0.58)	(1.11)	(0.94)
Net asset value, end of period	$15.29		$13.88	$18.86	$16.10	$15.74	$16.50
Total Return(c) :	11.38%		(16.66)%	19.12%	6.01%	2.69%	6.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$86,351		$78,207	$85,533	$54,613	$34,369	$2,502
Average net assets (000)	$83,232		$88,957	$71,970	$44,247	$16,501	$295
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.65%	0.65%	0.65%	0.67	%(e)
Expenses before waivers and/or expense reimbursement	0.73	%(e)	0.72%	0.72%	0.74%	0.83%	11.39	%(e)
Net investment income (loss)	2.42	%(e)	1.82%	1.63%	1.88%	1.96%	1.73	%(e)
Portfolio turnover rate(f)(g)	88%		109%	85%	108%	128%	145%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund      103

Notes to Financial Statements (unaudited)

1.	Organization

The Prudential Investment Portfolios, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Balanced Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business

PGIM Balanced Fund    105

Notes to Financial Statements (unaudited) (continued)

days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange

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Notes to Financial Statements (unaudited) (continued)

rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the

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Notes to Financial Statements (unaudited) (continued)

valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the

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Notes to Financial Statements (unaudited) (continued)

participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments.

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Notes to Financial Statements (unaudited) (continued)

The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

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Notes to Financial Statements (unaudited) (continued)

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, PGIM Limited, and PGIM Quantitative Solutions LLC (collectively the “subadviser”). The Manager pays for the services of subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.65% of average daily net assets up to and including $1 billion;	0.65%

0.60% on average daily net assets over $1 billion.

The Manager has contractually agreed, through January 31, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other expenses of the Fund such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	1.00%

C	—

R	1.47

Z	—

R6	0.65

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2024 to limit such fees on certain classes based on the average net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

R	0.75	0.50

Z	N/A	N/A

R6	N/A	N/A

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Notes to Financial Statements (unaudited) (continued)

For the reporting period ended March 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$172,119	$3,389

C	—	6,494

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$773,761,993	$818,073,778

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)

$ —	$ 53,497,904	$20,288,487	$ —	$ —	$33,209,417	33,209,417	$70,252

PGIM Institutional Money Market Fund(1)(b)(wi)

3,738,839	55,665,302	58,534,334	(956)	5,248	874,099	874,537	6,135	(2)

$3,738,839	$109,163,206	$78,822,821	$(956)	$5,248	$34,083,516		$76,387

(1)	The Fund did not have any capital gain distributions during the reporting period.

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$873,565,097	$131,442,406	$(65,248,664)	$66,193,742

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat certain post-October capital losses of approximately $12,019,000 as having been incurred in the following fiscal year (September 30, 2023).

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Notes to Financial Statements (unaudited) (continued)

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 6,625,000,000 shares of capital stock at $0.001 par value per share, 923,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	125,000,000

B	3,000,000

C	25,000,000

R	125,000,000

Z	280,000,000

T	75,000,000

R6	290,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of March 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	62,170	0.8%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	3	46.6

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2023:
Shares sold	1,491,021	$21,844,747
Shares issued in reinvestment of dividends and distributions	409,608	6,096,241
Shares purchased	(3,550,866)	(52,116,013)
Net increase (decrease) in shares outstanding before conversion	(1,650,237)	(24,175,025)
Shares issued upon conversion from other share class(es)	272,430	4,013,614
Shares purchased upon conversion into other share class(es)	(135,394)	(1,972,418)
Net increase (decrease) in shares outstanding	(1,513,201)	$(22,133,829)

Year ended September 30, 2022:
Shares sold	5,408,918	$90,321,955
Shares issued in reinvestment of dividends and distributions	5,182,991	87,779,782
Shares purchased	(6,614,906)	(108,173,643)
Net increase (decrease) in shares outstanding before conversion	3,977,003	69,928,094
Shares issued upon conversion from other share class(es)	407,148	6,681,476
Shares purchased upon conversion into other share class(es)	(304,295)	(5,175,557)
Net increase (decrease) in shares outstanding	4,079,856	$71,434,013

Class C
Six months ended March 31, 2023:
Shares sold	198,695	$2,947,485
Shares issued in reinvestment of dividends and distributions	24,417	366,437
Shares purchased	(474,936)	(7,056,914)
Net increase (decrease) in shares outstanding before conversion	(251,824)	(3,742,992)
Shares purchased upon conversion into other share class(es)	(287,566)	(4,259,345)
Net increase (decrease) in shares outstanding	(539,390)	$(8,002,337)

PGIM Balanced Fund    121

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended September 30, 2022:
Shares sold	648,125	$11,075,552
Shares issued in reinvestment of dividends and distributions	578,168	9,917,089
Shares purchased	(1,033,668)	(17,002,315)
Net increase (decrease) in shares outstanding before conversion	192,625	3,990,326
Shares purchased upon conversion into other share class(es)	(430,115)	(7,103,378)
Net increase (decrease) in shares outstanding	(237,490)	$(3,113,052)

Class R
Six months ended March 31, 2023:
Shares sold	120	$1,750
Shares issued in reinvestment of dividends and distributions	97	1,438
Shares purchased	(6,418)	(92,805)
Net increase (decrease) in shares outstanding	(6,201)	$(89,617)

Year ended September 30, 2022:
Shares sold	1,423	$24,791
Shares issued in reinvestment of dividends and distributions	2,811	47,861
Shares purchased	(11,849)	(178,008)
Net increase (decrease) in shares outstanding	(7,615)	$(105,356)

Class Z
Six months ended March 31, 2023:
Shares sold	687,886	$10,281,227
Shares issued in reinvestment of dividends and distributions	77,115	1,157,903
Shares purchased	(1,251,271)	(18,440,066)
Net increase (decrease) in shares outstanding before conversion	(486,270)	(7,000,936)
Shares issued upon conversion from other share class(es)	118,964	1,739,338
Shares purchased upon conversion into other share class(es)	(7,839)	(116,296)
Net increase (decrease) in shares outstanding	(375,145)	$(5,377,894)

Year ended September 30, 2022:
Shares sold	1,250,576	$20,216,036
Shares issued in reinvestment of dividends and distributions	1,054,436	18,024,293
Shares purchased	(3,535,098)	(58,851,937)
Net increase (decrease) in shares outstanding before conversion	(1,230,086)	(20,611,608)
Shares issued upon conversion from other share class(es)	286,888	4,914,239
Shares purchased upon conversion into other share class(es)	(19,426)	(321,855)
Net increase (decrease) in shares outstanding	(962,624)	$(16,019,224)

Share Class	Shares	Amount

Class R6
Six months ended March 31, 2023:
Shares sold	579,928	$8,610,387
Shares issued in reinvestment of dividends and distributions	61,733	927,651
Shares purchased	(669,787)	(9,917,647)
Net increase (decrease) in shares outstanding before conversion	(28,126)	(379,609)
Shares issued upon conversion from other share class(es)	40,248	596,278
Shares purchased upon conversion into other share class(es)	(76)	(1,171)
Net increase (decrease) in shares outstanding	12,046	$215,498

Year ended September 30, 2022:
Shares sold	1,620,521	$27,168,490
Shares issued in reinvestment of dividends and distributions	621,165	10,587,957
Shares purchased	(1,202,626)	(19,673,464)
Net increase (decrease) in shares outstanding before conversion	1,039,060	18,082,983
Shares issued upon conversion from other share class(es)	60,461	1,014,196
Shares purchased upon conversion into other share class(es)	(608)	(9,121)
Net increase (decrease) in shares outstanding	1,098,913	$19,088,058

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

PGIM Balanced Fund    123

Notes to Financial Statements (unaudited) (continued)

The Fund did not utilize the SCA during the reporting period ended March 31, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Asset Allocation Risk: PGIM Quantitative Solutions may allocate assets to an asset class that underperforms other classes. For example, the Fund may be overweight in equities when the stock market is falling and the fixed income market is rising. Likewise, the Fund may be overweight in fixed income securities when fixed income markets are falling and the equity markets are rising. Allocations to underperforming or volatile asset classes or other changes in asset allocations could lead to increased volatility in the Fund’s portfolio.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset

PGIM Balanced Fund    125

Notes to Financial Statements (unaudited) (continued)

classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the investments selected by the subadviser may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and

PGIM Balanced Fund    127

Notes to Financial Statements (unaudited) (continued)

have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Money Market Instruments Risk: The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of those instruments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

PGIM Balanced Fund    129

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

Visit our website at pgim.com/investments

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Russ Shupak, Treasurer and Principal Accounting Officer • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Balanced Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM BALANCED FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PIBAX	PABCX	PALRX	PABFX	PIBQX

CUSIP	74437E883	74437E867	74437E636	74437E859	74437E461

MF185E2

PGIM JENNISON GROWTH FUND

SEMIANNUAL REPORT

MARCH 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Growth Fund informative and useful. The report covers performance for the six-month period ended March 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Growth Fund

May 15, 2023

PGIM Jennison Growth Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 3/31/23 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 3/31/23
		(with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	17.07	-19.31	9.47	13.12	—

Class C	16.66	-16.02	9.97	12.98	—

Class R	16.95	-14.76	10.48	13.52	—

Class Z	17.25	-14.33	11.06	14.11	—

Class R2	17.02	-14.69	10.61	N/A	10.67 (11/28/2017)

Class R4	17.18	-14.49	10.89	N/A	10.95 (11/28/2017)

Class R6	17.32	-14.24	11.19	N/A	12.58 (09/27/2017)

Russell 1000® Growth Index

	16.88	-10.90	13.66	14.59	—

S&P 500 Index

	15.62	-7.73	11.19	12.24	—

Average Annual Total Returns as of 3/31/23 Since Inception (%)

	Class R2, Class R4 (11/28/2017)	Class R6 (09/27/2017)

Russell 1000® Growth Index	13.22	14.19

S&P 500 Index	10.52	11.26

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

Shareholder service fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this Index tend to exhibit higher price-to-book ratios and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Jennison Growth Fund    5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 3/31/23

Ten Largest Holdings	Line of Business	% of Net Assets

Microsoft Corp.	Software	7.7%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	6.9%

Apple, Inc.	Technology Hardware, Storage & Peripherals	6.6%

Amazon.com, Inc.	Broadline Retail	4.9%

Tesla, Inc.	Automobiles	4.4%

Visa, Inc. (Class A Stock)	Financial Services	3.4%

LVMH Moet Hennessy Louis Vuitton SE (France)	Textiles, Apparel & Luxury Goods	3.1%

Mastercard, Inc. (Class A Stock)	Financial Services	2.7%

Eli Lilly & Co.	Pharmaceuticals	2.7%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.3%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Growth Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Growth Fund		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual Hypothetical	$1,000.00 $1,000.00	$1,170.70 $1,019.85	1.02% 1.02%	$5.52 $5.14

Class C	Actual Hypothetical	$1,000.00 $1,000.00	$1,166.60 $1,016.36	1.72% 1.72%	$9.29 $8.65

Class R	Actual Hypothetical	$1,000.00 $1,000.00	$1,169.50 $1,018.85	1.22% 1.22%	$6.60 $6.14

Class Z	Actual Hypothetical	$1,000.00 $1,000.00	$1,172.50 $1,021.39	0.71% 0.71%	$3.85 $3.58

Class R2	Actual Hypothetical	$1,000.00 $1,000.00	$1,170.20 $1,019.45	1.10% 1.10%	$5.95 $5.54

Class R4	Actual Hypothetical	$1,000.00 $1,000.00	$1,171.80 $1,020.69	0.85% 0.85%	$4.60 $4.28

Class R6	Actual Hypothetical	$1,000.00 $1,000.00	$1,173.20 $1,022.04	0.58% 0.58%	$3.14 $2.92

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2023, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of March 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 100.0%

COMMON STOCKS 99.0%

Aerospace & Defense 0.4%

Northrop Grumman Corp.	47,473	$21,919,234

Automobiles 4.4%

Tesla, Inc.*	1,216,268	252,326,959

Biotechnology 1.4%

Vertex Pharmaceuticals, Inc.*	248,363	78,251,730

Broadline Retail 6.8%

Amazon.com, Inc.*	2,710,888	280,007,621

MercadoLibre, Inc. (Brazil)*	81,906	107,957,022

		387,964,643

Capital Markets 2.2%

Goldman Sachs Group, Inc. (The)	87,350	28,573,059
Moody’s Corp.	83,849	25,659,471
S&P Global, Inc.	218,381	75,291,217

		129,523,747

Consumer Finance 0.3%
American Express Co.	104,910	17,304,904

Consumer Staples Distribution & Retail 2.1%
Costco Wholesale Corp.	240,394	119,444,567

Energy Equipment & Services 1.4%
Schlumberger NV	1,682,438	82,607,706

Entertainment 2.1%
Netflix, Inc.*	265,326	91,664,827
ROBLOX Corp. (Class A Stock)*	687,044	30,903,239

		122,568,066

Financial Services 7.3%
Adyen NV (Netherlands), 144A*	42,934	68,412,272
Mastercard, Inc. (Class A Stock)	433,657	157,595,290
Visa, Inc. (Class A Stock)(a)	852,220	192,141,521

		418,149,083

See Notes to Financial Statements.

PGIM Jennison Growth Fund    9

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Ground Transportation 1.7%
Uber Technologies, Inc.*(a)	3,077,048	$97,542,422

Health Care Equipment & Supplies 2.3%
Abbott Laboratories(a)	113,360	11,478,834
Dexcom, Inc.*(a)	473,574	55,019,827
Intuitive Surgical, Inc.*	250,998	64,122,459

		130,621,120

Health Care Providers & Services 1.7%
UnitedHealth Group, Inc.	207,007	97,829,438

Hotels, Restaurants & Leisure 3.2%
Airbnb, Inc. (Class A Stock)*	451,832	56,207,901
Chipotle Mexican Grill, Inc.*	19,298	32,966,580
Marriott International, Inc. (Class A Stock)	335,234	55,662,253
McDonald’s Corp.	143,739	40,190,862

		185,027,596

Interactive Media & Services 5.7%
Alphabet, Inc. (Class A Stock)*	1,279,545	132,727,203
Alphabet, Inc. (Class C Stock)*	1,258,381	130,871,624
Meta Platforms, Inc. (Class A Stock)*	295,539	62,636,535

		326,235,362

IT Services 1.1%
Snowflake, Inc. (Class A Stock)*(a)	399,126	61,581,151

Life Sciences Tools & Services 2.1%
Danaher Corp.	292,320	73,676,333
Thermo Fisher Scientific, Inc.	84,738	48,840,441

		122,516,774

Media 0.5%
Trade Desk, Inc. (The) (Class A Stock)*(a)	481,413	29,322,866

Personal Care Products 1.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	71,427	17,603,898
L’Oreal SA (France)	162,576	72,645,902

		90,249,800

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals 6.0%

AstraZeneca PLC (United Kingdom), ADR(a)	788,799	$54,750,538
Eli Lilly & Co.	453,564	155,762,949
Novo Nordisk A/S (Denmark), ADR	824,650	131,234,801

		341,748,288

Semiconductors & Semiconductor Equipment 12.6%

Advanced Micro Devices, Inc.*	1,285,404	125,982,446
ASML Holding NV (Netherlands)(a)	119,405	81,280,178
Broadcom, Inc.(a)	183,821	117,928,524
NVIDIA Corp.	1,420,132	394,470,066

		719,661,214

Software 12.9%

Adobe, Inc.*	221,980	85,544,433
Atlassian Corp. (Class A Stock)*(a)	322,099	55,133,686
Cadence Design Systems, Inc.*	194,309	40,822,378
Crowdstrike Holdings, Inc. (Class A Stock)*	324,567	44,550,066
Microsoft Corp.	1,526,234	440,013,262
Salesforce, Inc.*(a)	373,957	74,709,129

		740,772,954

Specialized REITs 1.3%

American Tower Corp.	372,190	76,053,305

Specialty Retail 4.0%

Home Depot, Inc. (The)	237,765	70,169,207
O’Reilly Automotive, Inc.*	71,127	60,385,400
TJX Cos., Inc. (The)	979,753	76,773,445
Ulta Beauty, Inc.*	37,094	20,241,083

		227,569,135

Technology Hardware, Storage & Peripherals 6.6%

Apple, Inc.	2,300,308	379,320,789

Textiles, Apparel & Luxury Goods 6.0%

Lululemon Athletica, Inc.*	264,384	96,286,009
LVMH Moet Hennessy Louis Vuitton SE (France)	196,731	180,581,073
NIKE, Inc. (Class B Stock)	554,365	67,987,323

		344,854,405

See Notes to Financial Statements.

PGIM Jennison Growth Fund    11

Schedule of Investments   (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 1.3%

T-Mobile US, Inc.*(a)	501,503	$72,637,695

TOTAL COMMON STOCKS (cost $2,870,770,179)		5,673,604,953

PREFERRED STOCK 1.0%

Automobiles

Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)* (cost $40,661,105)	431,887	55,432,381

TOTAL LONG-TERM INVESTMENTS (cost $2,911,431,284)		5,729,037,334

SHORT-TERM INVESTMENTS 7.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	122	122
PGIM Institutional Money Market Fund (cost $445,106,411; includes $443,567,737 of cash collateral for securities on loan)(b)(wi)	445,505,813	445,283,061

TOTAL SHORT-TERM INVESTMENTS (cost $445,106,533)		445,283,183

TOTAL INVESTMENTS 107.8% (cost $3,356,537,817)		6,174,320,517
Liabilities in excess of other assets (7.8)%		(445,340,906)

NET ASSETS 100.0%		$5,728,979,611

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

PRFC—Preference Shares

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $440,461,958; cash collateral of $443,567,737 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

See Notes to Financial Statements.

12

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$21,919,234	$—	$—
Automobiles	252,326,959	—	—
Biotechnology	78,251,730	—	—
Broadline Retail	387,964,643	—	—
Capital Markets	129,523,747	—	—
Consumer Finance	17,304,904	—	—
Consumer Staples Distribution & Retail	119,444,567	—	—
Energy Equipment & Services	82,607,706	—	—
Entertainment	122,568,066	—	—
Financial Services	349,736,811	68,412,272	—
Ground Transportation	97,542,422	—	—
Health Care Equipment & Supplies	130,621,120	—	—
Health Care Providers & Services	97,829,438	—	—
Hotels, Restaurants & Leisure	185,027,596	—	—
Interactive Media & Services	326,235,362	—	—
IT Services	61,581,151	—	—
Life Sciences Tools & Services	122,516,774	—	—
Media	29,322,866	—	—
Personal Care Products	17,603,898	72,645,902	—
Pharmaceuticals	341,748,288	—	—
Semiconductors & Semiconductor Equipment	719,661,214	—	—
Software	740,772,954	—	—
Specialized REITs	76,053,305	—	—
Specialty Retail	227,569,135	—	—
Technology Hardware, Storage & Peripherals	379,320,789	—	—
Textiles, Apparel & Luxury Goods	164,273,332	180,581,073	—
Wireless Telecommunication Services	72,637,695	—	—

See Notes to Financial Statements.

PGIM Jennison Growth Fund    13

Schedule of Investments   (unaudited) (continued)

as of March 31, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Preferred Stock
Automobiles	$—	$55,432,381	$—
Short-Term Investments
Affiliated Mutual Funds	445,283,183	—	—

Total	$5,797,248,889	$377,071,628	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2023 were as follows:

Software	12.9%
Semiconductors & Semiconductor Equipment	12.6
Affiliated Mutual Funds (7.7% represents investments purchased with collateral from securities on loan)	7.8
Financial Services	7.3
Broadline Retail	6.8
Technology Hardware, Storage & Peripherals	6.6
Textiles, Apparel & Luxury Goods	6.0
Pharmaceuticals	6.0
Interactive Media & Services	5.7
Automobiles	5.4
Specialty Retail	4.0
Hotels, Restaurants & Leisure	3.2
Health Care Equipment & Supplies	2.3
Capital Markets	2.2
Entertainment	2.1
Life Sciences Tools & Services	2.1

Consumer Staples Distribution & Retail	2.1%
Health Care Providers & Services	1.7
Ground Transportation	1.7
Personal Care Products	1.6
Energy Equipment & Services	1.4
Biotechnology	1.4
Specialized REITs	1.3
Wireless Telecommunication Services	1.3
IT Services	1.1
Media	0.5
Aerospace & Defense	0.4
Consumer Finance	0.3

107.8
Liabilities in excess of other assets	(7.8)

100.0%

See Notes to Financial Statements.

14

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$440,461,958	$(440,461,958)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Growth Fund    15

Statement of Assets and Liabilities  (unaudited)

as of March 31, 2023

Assets

Investments at value, including securities on loan of $440,461,958:
Unaffiliated investments (cost $2,911,431,284)	$5,729,037,334
Affiliated investments (cost $445,106,533)	445,283,183
Cash	1
Receivable for investments sold	14,346,827
Receivable for Fund shares sold	5,071,190
Dividends receivable	1,385,133
Tax reclaim receivable	291,807
Prepaid expenses	17,531

Total Assets	6,195,433,006

Liabilities

Payable to broker for collateral for securities on loan	443,567,737
Payable for Fund shares purchased	10,256,358
Loan payable	4,128,000
Payable for investments purchased	2,748,870
Management fee payable	2,610,378
Accrued expenses and other liabilities	2,413,838
Distribution fee payable	519,271
Affiliated transfer agent fee payable	208,943

Total Liabilities	466,453,395

Net Assets	$5,728,979,611

Net assets were comprised of:
Common stock, at par	$125,694
Paid-in capital in excess of par	2,805,953,814
Total distributable earnings (loss)	2,922,900,103

Net assets, March 31, 2023	$5,728,979,611

See Notes to Financial Statements.

16

Class A

Net asset value and redemption price per share, ($1,410,140,837 ÷ 33,090,726 shares of common stock issued and outstanding)	$42.61
Maximum sales charge (5.50% of offering price)	2.48

Maximum offering price to public	$45.09

Class C

Net asset value, offering price and redemption price per share, ($96,735,762 ÷ 3,333,167 shares of common stock issued and outstanding)	$29.02

Class R

Net asset value, offering price and redemption price per share, ($235,468,481 ÷ 6,821,560 shares of common stock issued and outstanding)	$34.52

Class Z

Net asset value, offering price and redemption price per share, ($2,733,131,906 ÷ 56,636,019 shares of common stock issued and outstanding)	$48.26

Class R2

Net asset value, offering price and redemption price per share, ($1,631,996 ÷ 34,691 shares of common stock issued and outstanding)	$47.04

Class R4

Net asset value, offering price and redemption price per share, ($14,975,213 ÷ 313,078 shares of common stock issued and outstanding)	$47.83

Class R6

Net asset value, offering price and redemption price per share, ($1,236,895,416 ÷ 25,464,493 shares of common stock issued and outstanding)	$48.57

See Notes to Financial Statements.

PGIM Jennison Growth Fund    17

Statement of Operations  (unaudited)

Six Months Ended March 31, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $361,887 foreign withholding tax)	$19,276,953
Affiliated income from securities lending, net	400,895
Affiliated dividend income	57,280

Total income	19,735,128

Expenses
Management fee	14,774,189
Distribution fee(a)	3,272,612
Shareholder servicing fees(a)	9,754
Transfer agent’s fees and expenses (including affiliated expense of $395,995)(a)	2,751,891
Custodian and accounting fees	149,773
Shareholders’ reports	108,361
Registration fees(a)	62,775
Directors’ fees	41,489
Professional fees	26,675
Audit fee	11,967
Miscellaneous	67,910

Total expenses	21,277,396

Less: Fee waiver and/or expense reimbursement(a)	(7,995)
Distribution fee waiver(a)	(282,139)

Net expenses	20,987,262

Net investment income (loss)	(1,252,134)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $55,073)	171,618,287
Foreign currency transactions	(21,100)

171,597,187

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $54,846)	681,519,920
Foreign currencies	160,889

681,680,809

Net gain (loss) on investment and foreign currency transactions	853,277,996

Net Increase (Decrease) In Net Assets Resulting From Operations	$852,025,862

See Notes to Financial Statements.

18

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Distribution fee	1,954,939	465,522	846,418	—	5,733	—	—
Shareholder servicing fees	—	—	—	—	2,293	7,461	—
Transfer agent’s fees and expenses	916,400	57,840	156,716	1,598,667	4,191	14,297	3,780
Registration fees	15,780	7,910	4,872	19,354	3,327	2,703	8,829
Fee waiver and/or expense reimbursement	—	—	—	—	(3,633)	(4,362)	—
Distribution fee waiver	—	—	(282,139)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Growth Fund    19

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended March 31, 2023	Year Ended September 30, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(1,252,134)	$(23,094,123)
Net realized gain (loss) on investment and foreign currency transactions	171,597,187	193,970,321
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	681,680,809	(2,949,366,926)

Net increase (decrease) in net assets resulting from operations	852,025,862	(2,778,490,728)

Dividends and Distributions
Distributions from distributable earnings
Class A	(33,330,006)	(280,939,495)
Class C	(3,483,621)	(31,630,818)
Class R	(6,850,731)	(53,351,055)
Class Z	(58,070,492)	(550,612,131)
Class R2	(109,679)	(811,837)
Class R4	(311,583)	(3,344,480)
Class R6	(22,191,684)	(145,532,237)

	(124,347,796)	(1,066,222,053)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	532,395,059	1,433,891,050
Net asset value of shares issued in reinvestment of dividends and distributions	114,468,735	981,630,936
Cost of shares purchased	(743,694,369)	(1,936,395,564)

Net increase (decrease) in net assets from Fund share transactions	(96,830,575)	479,126,422

Total increase (decrease)	630,847,491	(3,365,586,359)

Net Assets:

Beginning of period	5,098,132,120	8,463,718,479

End of period	$5,728,979,611	$5,098,132,120

See Notes to Financial Statements.

20

Financial Highlights   (unaudited)

Class A Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$37.36		$64.97	$57.22	$39.94	$42.79	$35.78
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.27)	(0.40)	(0.21)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.30		(18.61)	13.46	20.86	(0.71)	9.23
Total from investment operations	6.25		(18.88)	13.06	20.65	(0.80)	9.13
Less Dividends and Distributions:
Distributions from net realized gains	(1.00)		(8.73)	(5.31)	(3.37)	(2.05)	(2.12)
Net asset value, end of period	$42.61		$37.36	$64.97	$57.22	$39.94	$42.79
Total Return(b):	17.07%		(34.17)%	24.17%	55.32%	(1.25)%	26.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,410,141		$1,277,205	$2,112,035	$1,816,527	$1,266,661	$1,349,940
Average net assets (000)	$1,306,873		$1,753,612	$2,031,924	$1,454,874	$1,257,759	$1,258,241
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.02	%(d)	0.99%	0.97%	1.00%	1.03%	1.02%
Expenses before waivers and/or expense reimbursement	1.02	%(d)	0.99%	0.97%	1.00%	1.03%	1.02%
Net investment income (loss)	(0.27	)%(d)	(0.53)%	(0.65)%	(0.46)%	(0.24)%	(0.26)%
Portfolio turnover rate(e)	19%		35%	46%	49%	43%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund    21

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$25.84		$47.75	$43.62	$31.38	$34.34	$29.29
Income (loss) from investment operations:
Net investment income (loss)	(0.13)		(0.43)	(0.61)	(0.39)	(0.27)	(0.30)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.31		(12.75)	10.05	16.00	(0.64)	7.47
Total from investment operations	4.18		(13.18)	9.44	15.61	(0.91)	7.17
Less Dividends and Distributions:
Distributions from net realized gains	(1.00)		(8.73)	(5.31)	(3.37)	(2.05)	(2.12)
Net asset value, end of period	$29.02		$25.84	$47.75	$43.62	$31.38	$34.34
Total Return(b):	16.66%		(34.61)%	23.33%	54.27%	(1.92)%	25.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$96,736		$96,604	$175,778	$165,724	$119,260	$175,142
Average net assets (000)	$93,360		$140,735	$175,013	$135,568	$145,286	$148,000
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.72	%(d)	1.68%	1.66%	1.68%	1.70%	1.69%
Expenses before waivers and/or expense reimbursement	1.72	%(d)	1.68%	1.66%	1.68%	1.70%	1.69%
Net investment income (loss)	(0.97	)%(d)	(1.22)%	(1.33)%	(1.13)%	(0.89)%	(0.94)%
Portfolio turnover rate(e)	19%		35%	46%	49%	43%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class R Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$30.48		$54.62	$48.99	$34.71	$37.57	$31.72
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.31)	(0.46)	(0.25)	(0.15)	(0.16)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.11		(15.10)	11.40	17.90	(0.66)	8.13
Total from investment operations	5.04		(15.41)	10.94	17.65	(0.81)	7.97
Less Dividends and Distributions:
Distributions from net realized gains	(1.00)		(8.73)	(5.31)	(3.37)	(2.05)	(2.12)
Net asset value, end of period	$34.52		$30.48	$54.62	$48.99	$34.71	$37.57
Total Return(b):	16.95%		(34.30)%	23.88%	54.99%	(1.46)%	26.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$235,468		$214,699	$340,339	$300,323	$266,084	$332,402
Average net assets (000)	$226,331		$285,127	$334,043	$278,701	$282,917	$334,713
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.22	%(d)	1.21%	1.21%	1.21%	1.23%	1.23%
Expenses before waivers and/or expense reimbursement	1.47	%(d)	1.46%	1.46%	1.46%	1.48%	1.48%
Net investment income (loss)	(0.47	)%(d)	(0.75)%	(0.88)%	(0.66)%	(0.43)%	(0.47)%
Portfolio turnover rate(e)	19%		35%	46%	49%	43%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund    23

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$42.12		$71.99	$62.71	$43.34	$46.12	$38.30
Income (loss) from investment operations:
Net investment income (loss)	0.01	(b)	(0.13)	(0.25)	(0.07)	0.04	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.13		(21.01)	14.84	22.81	(0.75)	9.92
Total from investment operations	7.14		(21.14)	14.59	22.74	(0.71)	9.94
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(0.02)	-
Distributions from net realized gains	(1.00)		(8.73)	(5.31)	(3.37)	(2.05)	(2.12)
Total dividends and distributions	(1.00)		(8.73)	(5.31)	(3.37)	(2.07)	(2.12)
Net asset value, end of period	$48.26		$42.12	$71.99	$62.71	$43.34	$46.12
Total Return(c):	17.25%		(33.95)%	24.51%	55.83%	(0.95)%	26.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,733,132		$2,511,302	$4,578,256	$4,149,643	$3,028,962	$3,533,891
Average net assets (000)	$2,548,767		$3,714,344	$4,536,203	$3,436,278	$3,237,702	$3,107,412
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.71	%(e)	0.69%	0.69%	0.69%	0.71%	0.71%
Expenses before waivers and/or expense reimbursement	0.71	%(e)	0.69%	0.69%	0.69%	0.71%	0.71%
Net investment income (loss)	0.05	%(e)	(0.23)%	(0.36)%	(0.15)%	0.09%	0.04%
Portfolio turnover rate(f)	19%		35%	46%	49%	43%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Class R2 Shares
	Six Months Ended March 31,		Year Ended September 30,				November 28, 2017(a) through September 30,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$41.16		$70.81	$61.99	$43.05	$45.99	$41.24
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.35)	(0.52)	(0.27)	(0.14)	(0.32)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.95		(20.57)	14.65	22.58	(0.75)	7.19
Total from investment operations	6.88		(20.92)	14.13	22.31	(0.89)	6.87
Less Dividends and Distributions:
Distributions from net realized gains	(1.00)		(8.73)	(5.31)	(3.37)	(2.05)	(2.12)
Net asset value, end of period	$47.04		$41.16	$70.81	$61.99	$43.05	$45.99
Total Return(c):	17.02%		(34.23)%	24.00%	55.19%	(1.37)%	17.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,632		$4,516	$6,175	$4,534	$3,084	$7,815
Average net assets (000)	$4,599		$5,804	$5,521	$3,663	$5,033	$1,011
Ratios to average net assets(d):
Expenses after waivers and/or
expense reimbursement	1.10	%(e)	1.10%	1.10%	1.10%	1.10%	1.10	%(e)
Expenses before waivers and/or
expense reimbursement	1.26	%(e)	1.21%	1.24%	1.45%	1.41%	3.11	%(e)
Net investment income (loss)	(0.34	)%(e)	(0.63)%	(0.78)%	(0.56)%	(0.33)%	(0.86	)%(e)
Portfolio turnover rate(f)	19%		35%	46%	49%	43%	40%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund    25

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended March 31,		Year Ended September 30,				November 28, 2017(a) through September 30,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$41.78		$71.59	$62.48	$43.26	$46.08	$41.24
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.22)	(0.37)	(0.15)	(0.03)	(0.22)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.07		(20.86)	14.79	22.74	(0.74)	7.18
Total from investment operations	7.05		(21.08)	14.42	22.59	(0.77)	6.96
Less Dividends and Distributions:
Distributions from net realized gains	(1.00)		(8.73)	(5.31)	(3.37)	(2.05)	(2.12)
Net asset value, end of period	$47.83		$41.78	$71.59	$62.48	$43.26	$46.08
Total Return(c):	17.18%		(34.07)%	24.30%	55.59%	(1.09)%	17.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,975		$16,676	$27,267	$6,840	$3,969	$372
Average net assets (000)	$14,963		$22,892	$11,773	$4,883	$4,125	$38
Ratios to average net assets(d):
Expenses after waivers and/or
expense reimbursement	0.85	%(e)	0.85%	0.85%	0.85%	0.85%	0.85	%(e)
Expenses before waivers and/or
expense reimbursement	0.91	%(e)	0.88%	0.85%	1.12%	1.22%	57.88	%(e)
Net investment income (loss)	(0.09	)%(e)	(0.39)%	(0.52)%	(0.31)%	(0.06)%	(0.62	)%(e)
Portfolio turnover rate(f)	19%		35%	46%	49%	43%	40%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

Class R6 Shares
	Six Months Ended
	March 31,		Year Ended September 30,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$42.36		$72.29	$62.87	$43.41	$46.19	$38.30
Income (loss) from investment operations:
Net investment income (loss)	0.04	(b)	(0.06)	(0.18)	(0.02)	0.08	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.17		(21.14)	14.91	22.85	(0.75)	9.93
Total from investment operations	7.21		(21.20)	14.73	22.83	(0.67)	10.01
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(0.06)	-
Distributions from net realized gains	(1.00)		(8.73)	(5.31)	(3.37)	(2.05)	(2.12)
Total dividends and distributions	(1.00)		(8.73)	(5.31)	(3.37)	(2.11)	(2.12)
Net asset value, end of period	$48.57		$42.36	$72.29	$62.87	$43.41	$46.19
Total Return(c):	17.32%		(33.88)%	24.64%	55.98%	(0.83)%	27.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,236,895		$977,130	$1,223,868	$609,443	$349,897	$91,625
Average net assets (000)	$1,042,298		$1,183,306	$951,504	$427,945	$205,755	$50,011
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.58	%(e)	0.58%	0.57%	0.58%	0.59%	0.60%
Expenses before waivers and/or expense reimbursement	0.58	%(e)	0.58%	0.57%	0.58%	0.59%	0.62%
Net investment income (loss)	0.18	%(e)	(0.10)%	(0.26)%	(0.04)%	0.19%	0.18%
Portfolio turnover rate(f)	19%		35%	46%	49%	43%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund    27

Notes to Financial Statements  (unaudited)

1.	Organization

The Prudential Investment Portfolios, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Growth Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to achieve long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

28

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Growth Fund    29

Notes to Financial Statements  (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

30

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class

PGIM Jennison Growth Fund    31

Notes to Financial Statements  (unaudited) (continued)

specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

32

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “Subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of average daily net assets up to and including $300 million;	0.57%
0.575% on next $2.7 billion of average daily net assets
0.55% on the average daily net asset over $3 billion

The Manager has contractually agreed, through January 31, 2024, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. The contractual waiver and expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	—
R2	1.10*
R4	0.85*
R6	0.60

*Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and

PGIM Jennison Growth Fund    33

Notes to Financial Statements  (unaudited) (continued)

Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2024 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

A	0.30%	0.30%	N/A	%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended March 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$321,920	$320
C	—	6,194

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

34

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$988,150,002	$1,201,656,163

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$59,654,085	$59,653,963	$—	$—	$122	122	$57,280

PGIM Jennison Growth Fund    35

Notes to Financial Statements  (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund(1)(b)(wi)
$211,699,967	$2,553,139,128	$2,319,665,953	$54,846	$55,073	$445,283,061	445,505,813	$400,895(2)
$211,699,967	$2,612,793,213	$2,379,319,916	$54,846	$55,073	$445,283,183		$458,175

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$3,403,422,289	$2,895,251,683	$(124,353,455)	$2,770,898,228

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat certain late-year ordinary income losses of approximately $12,051,000 as having been incurred in the following fiscal year (September 30, 2023).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special

36

exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 6,625,000,000 shares of common stock at $0.001 par value per share, 1,897,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	125,000,000
B	2,000,000
C	25,000,000
R	220,000,000
Z	825,000,000
T	50,000,000
R2	125,000,000
R4	250,000,000
R6	275,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of March 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	18,707	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	4	42.1

PGIM Jennison Growth Fund    37

Notes to Financial Statements  (unaudited) (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2023:
Shares sold	865,944	$33,277,802
Shares issued in reinvestment of dividends and distributions	858,634	32,370,492
Shares purchased	(2,799,079)	(108,132,099)
Net increase (decrease) in shares outstanding before conversion	(1,074,501)	(42,483,805)
Shares issued upon conversion from other share class(es)	168,643	6,491,056
Shares purchased upon conversion into other share class(es)	(186,110)	(7,232,869)
Net increase (decrease) in shares outstanding	(1,091,968)	$(43,225,618)

Year ended September 30, 2022:
Shares sold	2,518,893	$125,549,488
Shares issued in reinvestment of dividends and distributions	4,512,099	271,808,819
Shares purchased	(5,613,880)	(277,498,540)
Net increase (decrease) in shares outstanding before conversion	1,417,112	119,859,767
Shares issued upon conversion from other share class(es)	562,485	26,831,881
Shares purchased upon conversion into other share class(es)	(306,289)	(15,692,564)
Net increase (decrease) in shares outstanding	1,673,308	$130,999,084

Class C
Six months ended March 31, 2023:
Shares sold	181,897	$4,824,600
Shares issued in reinvestment of dividends and distributions	132,693	3,414,199
Shares purchased	(511,321)	(13,471,991)
Net increase (decrease) in shares outstanding before conversion	(196,731)	(5,233,192)
Shares purchased upon conversion into other share class(es)	(208,510)	(5,501,535)
Net increase (decrease) in shares outstanding	(405,241)	$(10,734,727)

Year ended September 30, 2022:
Shares sold	484,360	$17,229,035
Shares issued in reinvestment of dividends and distributions	735,280	30,800,876
Shares purchased	(790,483)	(26,800,468)
Net increase (decrease) in shares outstanding before conversion	429,157	21,229,443
Shares issued upon conversion from other share class(es)	459	21,948
Shares purchased upon conversion into other share class(es)	(372,474)	(13,363,708)
Net increase (decrease) in shares outstanding	57,142	$7,887,683

38

Share Class	Shares	Amount

Class R
Six months ended March 31, 2023:
Shares sold	549,462	$15,996,196
Shares issued in reinvestment of dividends and distributions	224,105	6,848,640
Shares purchased	(996,113)	(32,126,563)
Net increase (decrease) in shares outstanding before conversion	(222,546)	(9,281,727)
Shares purchased upon conversion into other share class(es)	(264)	(8,364)
Net increase (decrease) in shares outstanding	(222,810)	$(9,290,091)

Year ended September 30, 2022:
Shares sold	1,118,410	$40,186,734
Shares issued in reinvestment of dividends and distributions	1,082,946	53,302,609
Shares purchased	(1,387,975)	(55,041,083)
Net increase (decrease) in shares outstanding before conversion	813,381	38,448,260
Shares purchased upon conversion into other share class(es)	(308)	(15,701)
Net increase (decrease) in shares outstanding	813,073	$38,432,559

Class Z
Six months ended March 31, 2023:
Shares sold	5,831,785	$253,600,239
Shares issued in reinvestment of dividends and distributions	1,250,305	53,325,489
Shares purchased	(10,141,617)	(442,205,395)
Net increase (decrease) in shares outstanding before conversion	(3,059,527)	(135,279,667)
Shares issued upon conversion from other share class(es)	186,829	8,207,020
Shares purchased upon conversion into other share class(es)	(114,663)	(5,105,612)
Net increase (decrease) in shares outstanding	(2,987,361)	$(132,178,259)

Year ended September 30, 2022:
Shares sold	12,560,769	$698,009,778
Shares issued in reinvestment of dividends and distributions	7,292,571	493,998,764
Shares purchased	(23,824,334)	(1,279,165,787)
Net increase (decrease) in shares outstanding before conversion	(3,970,994)	(87,157,245)
Shares issued upon conversion from other share class(es)	333,549	19,165,538
Shares purchased upon conversion into other share class(es)	(332,945)	(17,096,518)
Net increase (decrease) in shares outstanding	(3,970,390)	$(85,088,225)

Class R2
Six months ended March 31, 2023:
Shares sold	5,876	$249,015
Shares issued in reinvestment of dividends and distributions	2,635	109,679
Shares purchased	(83,527)	(3,782,884)
Net increase (decrease) in shares outstanding	(75,016)	$(3,424,190)

PGIM Jennison Growth Fund    39

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Year ended September 30, 2022:
Shares sold	26,851	$1,519,972
Shares issued in reinvestment of dividends and distributions	12,223	811,837
Shares purchased	(16,568)	(850,236)
Net increase (decrease) in shares outstanding	22,506	$1,481,573

Class R4
Six months ended March 31, 2023:
Shares sold	9,224	$401,594
Shares issued in reinvestment of dividends and distributions	6,953	294,128
Shares purchased	(102,202)	(4,438,227)
Net increase (decrease) in shares outstanding	(86,025)	$(3,742,505)

Year ended September 30, 2022:
Shares sold	43,081	$2,585,918
Shares issued in reinvestment of dividends and distributions	39,077	2,629,896
Shares purchased	(63,921)	(3,463,260)
Net increase (decrease) in shares outstanding	18,237	$1,752,554

Class R6
Six months ended March 31, 2023:
Shares sold	5,034,398	$224,045,613
Shares issued in reinvestment of dividends and distributions	421,857	18,106,108
Shares purchased	(3,127,338)	(139,537,210)
Net increase (decrease) in shares outstanding before conversion	2,328,917	102,614,511
Shares issued upon conversion from other share class(es)	69,470	3,150,855
Shares purchased upon conversion into other share class(es)	(12)	(551)
Net increase (decrease) in shares outstanding	2,398,375	$105,764,815

Year ended September 30, 2022:
Shares sold	9,514,430	$548,810,125
Shares issued in reinvestment of dividends and distributions	1,884,503	128,278,135
Shares purchased	(5,267,568)	(293,576,190)
Net increase (decrease) in shares outstanding before conversion	6,131,365	383,512,070
Shares issued upon conversion from other share class(es)	5,389	253,670
Shares purchased upon conversion into other share class(es)	(1,763)	(104,546)
Net increase (decrease) in shares outstanding	6,134,991	$383,661,194

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

40

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended March 31, 2023. The average daily balance for the 17 days that the Fund had loans outstanding during the period was approximately $8,180,353, borrowed at a weighted average interest rate of 4.80%. The maximum loan outstanding amount during the period was $42,431,000. At March 31, 2023, the Fund had an outstanding loan balance of $4,128,000.

9.	Risks of Investing in the Fund

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S.

PGIM Jennison Growth Fund    41

Notes to Financial Statements  (unaudited) (continued)

issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all

42

or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in

PGIM Jennison Growth Fund    43

Notes to Financial Statements  (unaudited) (continued)

periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

44

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Growth Fund    45

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Drew Donohue, Chief Compliance Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Russ Shupak, Treasurer and Principal Accounting Officer ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Growth Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GROWTH FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	PJFAX	PJFCX	PJGRX	PJFZX	PJFOX	PJFPX	PJFQX

CUSIP	74437E107	74437E305	74437E651	74437E404	74437E420	74437E412	74437E479

MF168E2

PGIM JENNISON FOCUSED VALUE FUND

SEMIANNUAL REPORT

MARCH 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Focused Value Fund informative and useful. The report covers performance for the six-month period ended March 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Focused Value Fund

May 15, 2023

PGIM Jennison Focused Value Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 3/31/23 (without sales charges)	Average Annual Total Returns as of 3/31/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	11.71	-13.10	2.23	6.79	—

Class C	11.15	-9.93	2.48	6.55	—

Class R	11.50	-8.38	2.98	7.06	—

Class Z	11.98	-7.68	3.73	7.73	—

Class R6	11.95	-7.75	3.67	N/A	5.66 (11/25/2014)

Russell 1000 Value Index

	13.55	-5.91	7.50	9.13	—

Average Annual Total Returns as of 3/31/23 Since Inception (%)

Class R6 (11/25/2014)

Russell 1000 Value Index	7.31

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definition

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Focused Value Fund    5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 3/31/23

Ten Largest Holdings	Line of Business	% of Net Assets

ConocoPhillips	Oil, Gas & Consumable Fuels	7.0%

Microsoft Corp.	Software	4.6%

Walmart, Inc.	Consumer Staples Distribution & Retail	4.6%

AstraZeneca plc (United Kingdom), ADR	Pharmaceuticals	4.6%

Chubb Ltd.	Insurance	4.2%

Linde plc	Chemicals	3.9%

Eli Lilly & Co.	Pharmaceuticals	3.9%

Union Pacific Corp.	Ground Transportation	3.4%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	3.3%

JPMorgan Chase & Co.	Banks	3.2%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Focused Value Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Focused Value Fund		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,117.10	1.16%	$ 6.12

	Hypothetical	$1,000.00	$1,019.15	1.16%	$ 5.84

Class C	Actual	$1,000.00	$1,111.50	2.24%	$11.79

	Hypothetical	$1,000.00	$1,013.76	2.24%	$11.25

Class R	Actual	$1,000.00	$1,115.00	1.53%	$ 8.07

	Hypothetical	$1,000.00	$1,017.30	1.53%	$ 7.70

Class Z	Actual	$1,000.00	$1,119.80	0.75%	$ 3.96

	Hypothetical	$1,000.00	$1,021.19	0.75%	$ 3.78

Class R6	Actual	$1,000.00	$1,119.50	0.75%	$ 3.96

	Hypothetical	$1,000.00	$1,021.19	0.75%	$ 3.78

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2023, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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 Schedule of Investments  (unaudited)

  as of March 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 98.0%

COMMON STOCKS

Aerospace & Defense 5.4%

Airbus SE (France)	41,634	$5,560,951

Raytheon Technologies Corp.	41,213	4,035,989

		9,596,940

Automobile Components 1.9%

Aptiv PLC*	30,850	3,461,061

Automobiles 1.9%

General Motors Co.	92,828	3,404,931

Banks 8.3%

Bank of America Corp.	122,841	3,513,252

JPMorgan Chase & Co.	44,790	5,836,585

PNC Financial Services Group, Inc. (The)	25,778	3,276,384

Truist Financial Corp.	69,102	2,356,378

		14,982,599

Biotechnology 2.8%

AbbVie, Inc.	30,989	4,938,717

Building Products 3.2%

Johnson Controls International PLC	94,745	5,705,544

Capital Markets 4.0%

Blackstone, Inc.	25,445	2,235,089

Goldman Sachs Group, Inc. (The)	15,276	4,996,932

		7,232,021

Chemicals 3.9%

Linde PLC	19,867	7,061,526

Consumer Staples Distribution & Retail 4.6%

Walmart, Inc.	56,008	8,258,380

Electric Utilities 2.1%

NextEra Energy, Inc.	49,801	3,838,661

Energy Equipment & Services 1.8%

Schlumberger NV	66,348	3,257,687

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund    9

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Ground Transportation 3.4%

Union Pacific Corp.	29,835	$6,004,592

Hotels, Restaurants & Leisure 2.7%

McDonald’s Corp.	17,023	4,759,801

Insurance 7.0%

Chubb Ltd.	38,623	7,499,814

MetLife, Inc.	88,072	5,102,892

		12,602,706

Interactive Media & Services 4.5%

Alphabet, Inc. (Class A Stock)*	19,857	2,059,767

Meta Platforms, Inc. (Class A Stock)*	28,258	5,989,000

		8,048,767

Machinery 1.3%

Deere & Co.	5,787	2,389,337

Multi-Utilities 2.7%

NiSource, Inc.	172,985	4,836,661

Oil, Gas & Consumable Fuels 7.0%

ConocoPhillips	127,363	12,635,683

Pharmaceuticals 11.7%

AstraZeneca PLC (United Kingdom), ADR	118,375	8,216,409

Bristol-Myers Squibb Co.	83,857	5,812,128

Eli Lilly & Co.	20,231	6,947,730

		20,976,267

Semiconductors & Semiconductor Equipment 10.5%

Advanced Micro Devices, Inc.*	34,689	3,399,869

Broadcom, Inc.	6,434	4,127,668

Lam Research Corp.	7,933	4,205,442

NXP Semiconductors NV (China)	19,824	3,696,681

QUALCOMM, Inc.	27,354	3,489,823

		18,919,483

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Software 7.3%

Microsoft Corp.	28,706	$8,275,940
Salesforce, Inc.*	24,354	4,865,442

		13,141,382

TOTAL LONG-TERM INVESTMENTS (cost $135,273,799)		176,052,746

SHORT-TERM INVESTMENT 2.3%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (cost $4,016,495)(wi)	4,016,495	4,016,495

TOTAL INVESTMENTS 100.3% (cost $139,290,294)		180,069,241
Liabilities in excess of other assets (0.3)%		(461,585)

NET ASSETS 100.0%		$179,607,656

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund    11

Schedule of Investments  (unaudited) (continued)

as of March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$4,035,989	$5,560,951	$—
Automobile Components	3,461,061	—	—
Automobiles	3,404,931	—	—
Banks	14,982,599	—	—
Biotechnology	4,938,717	—	—
Building Products	5,705,544	—	—
Capital Markets	7,232,021	—	—
Chemicals	7,061,526	—	—
Consumer Staples Distribution & Retail	8,258,380	—	—
Electric Utilities	3,838,661	—	—
Energy Equipment & Services	3,257,687	—	—
Ground Transportation	6,004,592	—	—
Hotels, Restaurants & Leisure	4,759,801	—	—
Insurance	12,602,706	—	—
Interactive Media & Services	8,048,767	—	—
Machinery	2,389,337	—	—
Multi-Utilities	4,836,661	—	—
Oil, Gas & Consumable Fuels	12,635,683	—	—
Pharmaceuticals	20,976,267	—	—
Semiconductors & Semiconductor Equipment	18,919,483	—	—
Software	13,141,382	—	—
Short-Term Investment
Affiliated Mutual Fund	4,016,495	—	—

Total	$174,508,290	$5,560,951	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2023 were as follows:

Pharmaceuticals	11.7%
Semiconductors & Semiconductor Equipment	10.5
Banks	8.3
Software	7.3
Oil, Gas & Consumable Fuels	7.0
Insurance	7.0
Aerospace & Defense	5.4
Consumer Staples Distribution & Retail	4.6
Interactive Media & Services	4.5
Capital Markets	4.0
Chemicals	3.9

Ground Transportation	3.4%
Building Products	3.2
Biotechnology	2.8
Multi-Utilities	2.7
Hotels, Restaurants & Leisure	2.7
Affiliated Mutual Fund	2.3
Electric Utilities	2.1
Automobile Components	1.9
Automobiles	1.9
Energy Equipment & Services	1.8

See Notes to Financial Statements.

12

Industry Classification (continued):

Machinery	1.3%

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund    13

Statement of Assets and Liabilities  (unaudited)

as of March 31, 2023

Assets

Investments at value:
Unaffiliated investments (cost $135,273,799)	$176,052,746
Affiliated investments (cost $4,016,495)	4,016,495
Cash	1
Dividends receivable	217,105
Receivable for Fund shares sold	88,785
Tax reclaim receivable	9,707
Prepaid expenses	783

Total Assets	180,385,622

Liabilities
Payable for investments purchased	415,193
Payable for Fund shares purchased	155,847
Management fee payable	86,999
Distribution fee payable	40,773
Accrued expenses and other liabilities	31,491
Affiliated transfer agent fee payable	29,201
Transfer agent fee payable	18,462

Total Liabilities	777,966

Net Assets	$179,607,656

Net assets were comprised of:
Common stock, at par	$10,931
Paid-in capital in excess of par	135,868,419
Total distributable earnings (loss)	43,728,306

Net assets, March 31, 2023	$179,607,656

See Notes to Financial Statements.

14

Class A

Net asset value and redemption price per share, ($149,783,560 ÷ 9,120,582 shares of common stock issued and outstanding)	$16.42
Maximum sales charge (5.50% of offering price)	0.96

Maximum offering price to public	$17.38

Class C
Net asset value, offering price and redemption price per share, ($3,525,109 ÷ 293,878 shares of common stock issued and outstanding)	$12.00

Class R
Net asset value, offering price and redemption price per share, ($470,544 ÷ 34,879 shares of common stock issued and outstanding)	$13.49

Class Z
Net asset value, offering price and redemption price per share, ($20,702,326 ÷ 1,186,509 shares of common stock issued and outstanding)	$17.45

Class R6
Net asset value, offering price and redemption price per share, ($5,126,117 ÷ 294,682 shares of common stock issued and outstanding)	$17.40

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund    15

Statement of Operations  (unaudited)

Six Months Ended March 31, 2023

Net Investment Income (Loss)

Income

Unaffiliated dividend income (net of $5,557 foreign withholding tax)	$2,018,907

Affiliated dividend income	7,497
Affiliated income from securities lending, net	1,586

Total income	2,027,990

Expenses
Management fee	557,169
Distribution fee(a)	249,703
Transfer agent’s fees and expenses (including affiliated expense of $58,157)(a)	146,721
Registration fees(a)	25,675
Custodian and accounting fees	22,250
Shareholders’ reports	15,432
Audit fee	11,867
Professional fees	11,286
Directors’ fees	6,017
Miscellaneous	10,808

Total expenses	1,056,928
Less: Fee waiver and/or expense reimbursement(a)	(18,357)
Distribution fee waiver(a)	(593)

Net expenses	1,037,978

Net investment income (loss)	990,012

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,932))	2,505,071
Foreign currency transactions	(2,509)

2,502,562

Net change in unrealized appreciation (depreciation) on:
Investments	16,644,198
Foreign currencies	6,203

16,650,401

Net gain (loss) on investment and foreign currency transactions	19,152,963

Net Increase (Decrease) In Net Assets Resulting From Operations	$20,142,975

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	229,157	18,767	1,779	—	—
Transfer agent’s fees and expenses	125,428	4,674	689	15,776	154
Registration fees	7,897	5,677	2,439	4,979	4,683
Fee waiver and/or expense reimbursement	—	—	(2,306)	(12,884)	(3,167)
Distribution fee waiver	—	—	(593)	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended March 31, 2023	Year Ended September 30, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$990,012	$1,884,567
Net realized gain (loss) on investment and foreign currency transactions	2,502,562	5,143,533
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	16,650,401	(34,275,075)

Net increase (decrease) in net assets resulting from operations	20,142,975	(27,246,975)

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,904,534)	(8,148,900)
Class C	(129,521)	(270,521)
Class R	(17,021)	(25,972)
Class Z	(806,229)	(1,363,410)
Class R6	(168,416)	(129,428)

	(6,025,721)	(9,938,231)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	5,025,492	15,317,662
Net asset value of shares issued in reinvestment of dividends and distributions	5,942,215	9,804,018
Cost of shares purchased	(17,565,488)	(34,420,948)

Net increase (decrease) in net assets from Fund share transactions	(6,597,781)	(9,299,268)

Total increase (decrease)	7,519,473	(46,484,474)

Net Assets:

Beginning of period	172,088,183	218,572,657

End of period	$179,607,656	$172,088,183

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund    17

Financial Highlights  (unaudited)

Class A Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.18		$18.37	$14.03	$15.63	$20.62	$20.89
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.16	0.09	0.12	0.14	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.69		(2.50)	4.39	(0.38)	(2.42)	2.42
Total from investment operations	1.78		(2.34)	4.48	(0.26)	(2.28)	2.56
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.10)	(0.14)	(0.15)	(0.09)	(0.19)
Distributions from net realized gains	(0.38)		(0.75)	-	(1.19)	(2.62)	(2.64)
Total dividends and distributions	(0.54)		(0.85)	(0.14)	(1.34)	(2.71)	(2.83)
Net asset value, end of period	$16.42		$15.18	$18.37	$14.03	$15.63	$20.62
Total Return(b):	11.71%		(13.63)%	32.13%	(2.50)%	(10.13)%	13.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$149,784		$140,226	$179,848	$151,149	$181,559	$229,733
Average net assets (000)	$153,191		$173,289	$173,975	$163,554	$193,160	$233,106
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.16	%(d)	1.13%	1.11%	1.15%	1.11%	1.06%
Expenses before waivers and/or expense reimbursement	1.16	%(d)	1.13%	1.11%	1.15%	1.11%	1.06%
Net investment income (loss)	1.03	%(d)	0.88%	0.53%	0.85%	0.87%	0.72%
Portfolio turnover rate(e)	19%		31%	32%	128%	47%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2023		2022		2021		2020		2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.18		$13.78		$10.59		$12.15		$16.75	$17.48
Income (loss) from investment operations:
Net investment income (loss)	(-	)(b)(c)	(0.02	)(b)	(0.05	)(b)	(-	)(b)(c)	0.02	- (c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.25		(1.83)		3.32		(0.29)		(2.00)	1.99
Total from investment operations	1.25		(1.85)		3.27		(0.29)		(1.98)	1.99
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(-	)(c)	(0.08)		(0.08)		-	(0.08)
Distributions from net realized gains	(0.38)		(0.75)		-		(1.19)		(2.62)	(2.64)
Total dividends and distributions	(0.43)		(0.75)		(0.08)		(1.27)		(2.62)	(2.72)
Net asset value, end of period	$12.00		$11.18		$13.78		$10.59		$12.15	$16.75
Total Return(d):	11.15%		(14.57)%		31.06%		(3.41)%		(10.78)%	12.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,525		$3,449		$5,279		$5,874		$10,945	$32,765
Average net assets (000)	$3,764		$4,688		$5,725		$8,068		$20,114	$34,589
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.24	%(f)	2.12%		2.03%		2.02%		1.85%	1.78%
Expenses before waivers and/or expense reimbursement	2.24	%(f)	2.12%		2.03%		2.02%		1.85%	1.78%
Net investment income (loss)	(0.06	)%(f)	(0.14)%		(0.39)%		(0.02)%		0.13%	0.01%
Portfolio turnover rate(g)	19%		31%		32%		128%		47%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund    19

Financial Highlights  (unaudited) (continued)

Class R Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.54		$15.33	$11.75	$13.30	$18.01	$18.63
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.07	0.02	0.05	0.06	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.40		(2.06)	3.68	(0.30)	(2.13)	2.12
Total from investment operations	1.44		(1.99)	3.70	(0.25)	(2.07)	2.17
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.05)	(0.12)	(0.11)	(0.02)	(0.15)
Distributions from net realized gains	(0.38)		(0.75)	-	(1.19)	(2.62)	(2.64)
Total dividends and distributions	(0.49)		(0.80)	(0.12)	(1.30)	(2.64)	(2.79)
Net asset value, end of period	$13.49		$12.54	$15.33	$11.75	$13.30	$18.01
Total Return(b):	11.50%		(13.99)%	31.64%	(2.82)%	(10.53)%	12.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$471		$431	$487	$494	$2,041	$3,424
Average net assets (000)	$476		$492	$562	$1,047	$2,504	$4,542
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.53	%(d)	1.53%	1.53%	1.53%	1.53%	1.53%
Expenses before waivers and/or expense reimbursement	2.75	%(d)	2.72%	2.74%	2.91%	1.89%	1.84%
Net investment income (loss)	0.65	%(d)	0.49%	0.11%	0.38%	0.44%	0.26%
Portfolio turnover rate(e)	19%		31%	32%	128%	47%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class Z Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.11		$19.44	$14.82	$16.43	$21.52	$21.68
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.22	0.15	0.18	0.21	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.81		(2.65)	4.65	(0.42)	(2.54)	2.52
Total from investment operations	1.93		(2.43)	4.80	(0.24)	(2.33)	2.73
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.15)	(0.18)	(0.18)	(0.14)	(0.25)
Distributions from net realized gains	(0.38)		(0.75)	-	(1.19)	(2.62)	(2.64)
Total dividends and distributions	(0.59)		(0.90)	(0.18)	(1.37)	(2.76)	(2.89)
Net asset value, end of period	$17.45		$16.11	$19.44	$14.82	$16.43	$21.52
Total Return(b):	11.98%		(13.39)%	32.52%	(2.16)%	(9.86)%	13.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,702		$23,080	$30,080	$30,153	$58,051	$137,027
Average net assets (000)	$23,760		$28,698	$30,701	$40,142	$101,530	$131,155
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75	%(d)	0.83%	0.82%	0.84%	0.80%	0.76%
Expenses before waivers and/or expense reimbursement	0.86	%(d)	0.83%	0.82%	0.84%	0.80%	0.76%
Net investment income (loss)	1.42	%(d)	1.17%	0.82%	1.15%	1.20%	0.99%
Portfolio turnover rate(e)	19%		31%	32%	128%	47%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund    21

Financial Highlights   (unaudited) (continued)

Class R6 Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.06		$19.39	$14.79	$16.39	$21.53	$21.70
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.23	0.15	0.18	0.22	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.80		(2.66)	4.63	(0.41)	(2.59)	2.52
Total from investment operations	1.93		(2.43)	4.78	(0.23)	(2.37)	2.74
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.15)	(0.18)	(0.18)	(0.15)	(0.27)
Distributions from net realized gains	(0.38)		(0.75)	-	(1.19)	(2.62)	(2.64)
Total dividends and distributions	(0.59)		(0.90)	(0.18)	(1.37)	(2.77)	(2.91)
Net asset value, end of period	$17.40		$16.06	$19.39	$14.79	$16.39	$21.53
Total Return(b):	11.95%		(13.43)%	32.54%	(2.17)%	(10.08)%	13.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,126		$4,902	$2,878	$1,151	$1,332	$18,870
Average net assets (000)	$5,043		$2,998	$1,894	$1,210	$12,474	$18,366
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75	%(d)	0.83%	0.82%	0.84%	0.78%	0.72%
Expenses before waivers and/or expense reimbursement	0.88	%(d)	1.00%	0.98%	1.83%	0.78%	0.72%
Net investment income (loss)	1.44	%(d)	1.20%	0.80%	1.17%	1.26%	1.04%
Portfolio turnover rate(e)	19%		31%	32%	128%	47%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Notes to Financial Statements (unaudited)

1.	Organization

The Prudential Investment Portfolios, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Focused Value Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to achieve long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Focused Value Fund    23

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

24

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Focused Value Fund    25

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative

26

proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

PGIM Jennison Focused Value Fund    27

Notes to Financial Statements (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.60% of average daily net assets up to and including $300 million;	0.60%

0.575% of average daily net assets over $300 million.

The Manager has contractually agreed, through January 31, 2024, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. The contractual waiver and expense limitation exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

R	1.53*

Z	0.75

R6	0.75

*Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

28

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2024 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

R	0.75	0.50

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended March 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$24,477	$ —

C	—	244

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that

PGIM Jennison Focused Value Fund    29

Notes to Financial Statements  (unaudited) (continued)

subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2023, no 17a-7 transactions were entered into by the Fund.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$35,169,425	$45,238,433

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2023, is presented as follows:

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$—	$ 5,270,006	$ 1,253,511	$—	$ —	$4,016,495	4,016,495	$7,497

PGIM Institutional Money Market Fund(1)(b)(wi)
—	61,653,117	61,648,185	—	(4,932)	—	—	1,586(2)
$—	$66,923,123	$62,901,696	$—	$(4,932)	$4,016,495		$9,083

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

30

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$139,698,193	$47,128,055	$(6,757,007)	$40,371,048

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

PGIM Jennison Focused Value Fund    31

Notes to Financial Statements  (unaudited) (continued)

The RIC is authorized to issue 6,625,000,000 shares of capital stock, $0.001 par value per share, 1,022,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	100,000,000
B	2,000,000
C	25,000,000
R	200,000,000
Z	325,000,000
T	50,000,000
R6	320,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	3	50.2

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2023:
Shares sold	201,266	$3,364,186
Shares issued in reinvestment of dividends and distributions	292,848	4,823,213
Shares purchased	(605,723)	(10,034,158)
Net increase (decrease) in shares outstanding before conversion	(111,609)	(1,846,759)
Shares issued upon conversion from other share class(es)	27,380	456,527
Shares purchased upon conversion into other share class(es)	(33,342)	(548,580)
Net increase (decrease) in shares outstanding	(117,571)	$(1,938,812)

Year ended September 30, 2022:
Shares sold	391,978	$7,051,901
Shares issued in reinvestment of dividends and distributions	426,329	8,019,259
Shares purchased	(1,373,535)	(24,227,920)
Net increase (decrease) in shares outstanding before conversion	(555,228)	(9,156,760)
Shares issued upon conversion from other share class(es)	62,586	1,115,823
Shares purchased upon conversion into other share class(es)	(58,295)	(1,018,885)
Net increase (decrease) in shares outstanding	(550,937)	$(9,059,822)

32

Share Class	Shares	Amount

Class C

Six months ended March 31, 2023:

Shares sold	30,929	$380,030

Shares issued in reinvestment of dividends and distributions	10,731	129,521

Shares purchased	(19,033)	(230,237)

Net increase (decrease) in shares outstanding before conversion	22,627	279,314

Shares purchased upon conversion into other share class(es)	(37,348)	(456,493)

Net increase (decrease) in shares outstanding	(14,721)	$(177,179)

Year ended September 30, 2022:

Shares sold	66,895	$870,331

Shares issued in reinvestment of dividends and distributions	19,378	270,521

Shares purchased	(68,741)	(883,603)

Net increase (decrease) in shares outstanding before conversion	17,532	257,249

Shares purchased upon conversion into other share class(es)	(92,121)	(1,221,981)

Net increase (decrease) in shares outstanding	(74,589)	$(964,732)

Class R

Six months ended March 31, 2023:

Shares sold	2,523	$34,733

Shares issued in reinvestment of dividends and distributions	1,244	16,840

Shares purchased	(3,280)	(45,923)

Net increase (decrease) in shares outstanding	487	$5,650

Year ended September 30, 2022:

Shares sold	3,952	$58,030

Shares issued in reinvestment of dividends and distributions	1,648	25,692

Shares purchased	(2,981)	(43,926)

Net increase (decrease) in shares outstanding	2,619	$39,796

Class Z

Six months ended March 31, 2023:

Shares sold	40,953	$736,276

Shares issued in reinvestment of dividends and distributions	46,012	804,292

Shares purchased	(362,039)	(6,383,399)

Net increase (decrease) in shares outstanding before conversion	(275,074)	(4,842,831)

Shares issued upon conversion from other share class(es)	29,338	509,976

Shares purchased upon conversion into other share class(es)	(322)	(5,732)

Net increase (decrease) in shares outstanding	(246,058)	$(4,338,587)

PGIM Jennison Focused Value Fund    33

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended September 30, 2022:

Shares sold	181,044	$3,467,347

Shares issued in reinvestment of dividends and distributions	68,234	1,359,218

Shares purchased	(421,069)	(7,943,418)

Net increase (decrease) in shares outstanding before conversion	(171,791)	(3,116,853)

Shares issued upon conversion from other share class(es)	57,529	1,078,634

Shares purchased upon conversion into other share class(es)	(478)	(9,074)

Net increase (decrease) in shares outstanding	(114,740)	$(2,047,293)

Class R6

Six months ended March 31, 2023:

Shares sold	29,110	$510,267

Shares issued in reinvestment of dividends and distributions	9,664	168,349

Shares purchased	(51,648)	(871,771)

Net increase (decrease) in shares outstanding before conversion	(12,874)	(193,155)

Shares issued upon conversion from other share class(es)	2,404	44,302

Net increase (decrease) in shares outstanding	(10,470)	$(148,853)

Year ended September 30, 2022:

Shares sold	219,316	$3,870,053

Shares issued in reinvestment of dividends and distributions	6,512	129,328

Shares purchased	(72,453)	(1,322,081)

Net increase (decrease) in shares outstanding before conversion	153,375	2,677,300

Shares issued upon conversion from other share class(es)	3,324	55,483

Net increase (decrease) in shares outstanding	156,699	$2,732,783

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

34

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended March 31, 2023. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $212,000, borrowed at a weighted average interest rate of 5.41%. The maximum loan outstanding amount during the period was $212,000. At March 31, 2023, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below.For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s

PGIM Jennison Focused Value Fund    35

Notes to Financial Statements (unaudited) (continued)

performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be

36

incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out

PGIM Jennison Focused Value Fund    37

Notes to Financial Statements (unaudited) (continued)

of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

38

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Focused Value Fund

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ●
Drew Donohue, Chief Compliance Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez,
Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ●
Russ Shupak, Treasurer and Principal Accounting Officer ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ●
Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Focused Value Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON FOCUSED VALUE FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PJIAX	PJGCX	PJORX	PJGZX	PJOQX

CUSIP	74437E503	74437E701	74437E644	74437E800	74437E552

MF172E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –  Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.
(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.
(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.
(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Investment Portfolios, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 16, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	May 16, 2023